UBS RELATIONSHIP FUNDS

                     UBS GLOBAL SECURITIES RELATIONSHIP FUND

                        UBS U.S. EQUITY RELATIONSHIP FUND

                   UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND

                     UBS U.S. VALUE EQUITY RELATIONSHIP FUND

                   UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND

                   UBS INTERNATIONAL EQUITY RELATIONSHIP FUND

                  UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND

                UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND

                         UBS U.S. BOND RELATIONSHIP FUND

                        UBS HIGH YIELD RELATIONSHIP FUND

                   UBS EMERGING MARKETS DEBT RELATIONSHIP FUND

                 UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND

                 UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2002

TABLE OF CONTENTS

Performance and Schedule of Investments

   UBS Global Securities Relationship Fund ............................   2
   UBS U.S. Equity Relationship Fund ..................................  14
   UBS U.S. Large Cap Equity Relationship Fund .......................   18
   UBS U.S. Value Equity Relationship Fund ...........................   22
   UBS U.S. Small Cap Equity Relationship Fund .......................   26
   UBS International Equity Relationship Fund ........................   30
   UBS Emerging Markets Equity Relationship Fund .....................   36
   UBS U.S. Cash Management Prime Relationship Fund ..................   42
   UBS U.S. Bond Relationship Fund ...................................   44
   UBS High Yield Relationship Fund ..................................   51
   UBS Emerging Markets Debt Relationship Fund .......................   58
   UBS U.S. Securitized Mortgage Relationship Fund ...................   64
   UBS Opportunistic High Yield Relationship Fund ....................   70
Statements of Assets and Liabilities .................................   74
Statements of Operations .............................................   76
Statements of Changes in Net Assets ..................................   78
Financial Highlights .................................................   84
Notes to Financial Statements ........................................   91
Report of Independent Auditors .......................................   97
Trustee Information ..................................................   98
Special Meeting of Shareholders ......................................  103

UBS GLOBAL SECURITIES RELATIONSHIP FUND

For the fiscal year ended December 31, 2002, UBS Global Securities Relationship Fund fell 2.31%, substantially outpacing the 8.27% decline of the Global Securities Relationship Fund Index.* (Returns over various time periods are shown in the table on page 3; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

Global equities, as measured by the MSCI World Equity (Free) Index, declined 19.65% over the course of the year (26% independent of currency effects). These results were not evenly distributed, though. The technology, media, and telecommunications sectors were hit hardest, followed by firms with weak earnings and dubious accounting methods. These sectors recovered somewhat in the fourth quarter, however, when many markets staged a short-lived rally. In terms of regions, virtually all markets posted negative returns, with emerging market equity indexes losing less than their developed counterparts.

Conversely, the global fixed income market was up strongly again in 2002. Risk-averse investors around the world continued to pursue the relative security of bonds. Yields fell in this environment, allowing the returns of inflation-linked bonds and U.S. Treasuries to outpace the higher risk sectors, such as the U.S. high yield market. Emerging debt outperformed developed markets, driven by superb returns outside of Latin America.

SELECT SECURITIES HELPED PERFORMANCE

While the Fund was unable to avoid the equity market's overall weakness, it did benefit from our careful selection of securities, especially in the North American and European markets. Our overweight position to the energy and materials sectors also added significant value. Market allocation was slightly detrimental to Fund performance over the period. Although we benefited from our underweight to U.S. equities and overweight to U.S. fixed income through the first half of the year, these gains were more than offset by our overweight positions to non-U.S. fixed income (especially Japan) and non-U.S. equities. The exception to the latter was our overweight to emerging markets equity, which significantly helped Fund performance. The decision to overweight emerging markets equity was a result of leveraging the firm's integrated global platform, which combines resources across the firm. Our fundamental valuation models identified emerging markets equity opportunities that existed around the world. The analysts on our developed and emerging markets equity teams then pooled their resources to determine the relative valuation attractiveness of emerging versus developed companies within industries. For example, it was determined that in emerging market countries we should overweight the telecom industry, while in developed market countries we should underweight it. Finally, we evaluated the return potential of the overweight versus its contribution to the risk of the Fund as a whole, using a globally based, forward-looking risk model.

LOOKING AHEAD

We believe that global equities are poised to deliver positive returns in 2003. Investors' fears have subsided somewhat, and there is increasing confidence in, at the very least, a muted recovery. Of course, there are still several external factors that could undermine the equity markets, not the least of which is the uncertainty surrounding the situations in Iraq and Korea. In this environment, the Fund will seek a balance between maximizing opportunities and protecting against losses. At this time, we expect this strategy will lead us to maintain a slight overweighting to the U.S. equity market and select emerging equity markets, while underweighting Japan.

On the global fixed income front, we believe government policy will have a strong impact. In particular, we believe we will see an increase in government borrowing worldwide, which could steepen the yield curve in most markets. Based on performances in the fourth quarter of the year, we expect to see improvements in the corporate bond markets. We currently anticipate maintaining our overweight in U.S. and European corporate bonds in the A- to BBB-rated credit sectors. We also plan to limit our exposure in Japan until we have more insight into what that country's possible changes in monetary policy will be.

* AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40% WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY (BIG) BOND INDEX; 9% SALOMON SMITH BARNEY NON-U.S. GOVERNMENT BOND INDEX; 2% JP MORGAN EMERGING MARKETS BOND GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX.

UBS GLOBAL SECURITIES RELATIONSHIP FUND

TOTAL RETURN

                                                                 6 months       1 year        3 years       5 years     Annualized
                                                                  ended          ended         ended         ended      4/30/95* to
                                                                 12/31/02      12/31/02      12/31/02       12/31/02      12/31/02
----------------------------------------------------------------------------------------------------------------------------------
UBS GLOBAL SECURITIES RELATIONSHIP FUND                            -4.62%        -2.31%         2.74%          3.92%         8.15%
----------------------------------------------------------------------------------------------------------------------------------
Global Securities Relationship Fund Index**                        -5.06         -8.27         -7.30           1.63          6.29
----------------------------------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                                    -12.01        -19.65        -16.50          -1.91          3.89
----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Government
Bond Index                                                          8.78         19.49          6.32           5.82          4.98
----------------------------------------------------------------------------------------------------------------------------------

*    PERFORMANCE INCEPTION DATE OF UBS GLOBAL SECURITIES RELATIONSHIP FUND.

** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40% WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY (BIG) BOND INDEX; 9% SALOMON SMITH BARNEY NON-U.S. GOVERNMENT BOND INDEX; 2% JP MORGAN EMERGING MARKETS BOND INDEX GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Global Securities Relationship Fund, Global Securities Relationship Fund Index, MSCI World Equity (Free) Index and Salomon Smith Barney World Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS GLOBAL SECURITIES RELATIONSHIP FUND VS. GLOBAL SECURITIES RELATIONSHIP FUND INDEX, MSCI WORLD EQUITY (FREE) INDEX, AND SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

4/30/95 = $100,000

              Salomon
               Smith
               Barney                        Global        UBS Global
               World         MSCI World    Securities      Securities
             Government    Equity (Free)  Relationship    Relationship
             Bond Index        Index       Fund Index         Fund
             ----------    -------------  ------------    ------------
               100000         100000         100000         100000
               102820         100902         102509         103327
               103427         100869         104072         104439
               103675         105919         107314         106942
               100108         103555         106938         108458
               102341         106614         109800         110483
               103098         104958         109109         111333
               104263         108616         112375         114689
12/31/95       105358         111804         114450         117169
               104062         113894         116097         119499
               103531         114587         116839         119014
               103386         116489         117776         120123
               102973         119226         119668         121860
               102993         119321         120971         122513
               103807         119957         120956         123345
               105800         115718         117445         121479
               106213         117086         119475         123345
               106648         121677         123619         127331
               108643         122515         124854         129524
               110077         129421         130105         134752
12/31/96       109185         127365         128946         134788
               106270         128926         130834         136535
               105473         130395         131449         137807
               104671         127786         128559         135713
               103750         131977         131162         137315
               106572         140144         137793         143170
               107840         147116         142726         147309
               106999         153906         148405         152244
               106935         143490         142964         148346
               109213         151291         149159         153248
               111484         143349         144348         148553
               109779         145856         145637         148774
12/31/97       109449         147639         147387         150625
               110511         151781         149372         152365
               111406         162047         156602         158346
               110303         168867         161041         162163
               112068         170518         162625         162402
               112326         168449         160330         161570
               112494         172389         162366         160484
               112640         172129         161519         160247
               115704         149185         145177         147689
               121860         151840         150195         152719
               125467         165589         159157         158546
               123698         175451         165663         162850
12/31/98       126184         183980         171636         164985
               125023         188023         174019         165273
               121010         183027         169404         160936
               121312         190619         174756         163722
               121264         198165         180834         170446
               119227         190865         176259         167420
               117140         199743         181645         169486
               120010         199150         180675         169266
               120562         198781         180174         166730
               122443         196912         179412         164586
               122382         207139         185819         164564
               121097         212957         190168         165775
12/31/99       120806         230205         200555         168271
               118233         217034         193809         163252
               117382         217600         197277         161036
               121020         232660         204977         166531
               117063         222813         196766         166719
               117976         217172         192701         167419
               120843         224483         199735         170690
               118801         218154         196171         169979
               117910         225260         202968         172285
               117674         213293         196489         169341
               116179         209724         192855         169296
               118486         196976         183765         170987
12/31/00       122733         200094         188305         180592
               122576         203977         193138         185584
               122527         186761         182308         182461
               118993         174483         173565         176433
               118570         187397         181952         181073
               118211         185027         181792         181584
               117130         179219         178664         180531
               120084         176858         177627         181490
               124600         168382         173587         181890
               125511         153541         162756         171173
               126504         156495         166450         175993
               124726         165770         172979         184195
12/31/01       121514         166824         174185         186799
               119267         161781         171510         185881
               119884         160391         170890         187363
               119555         167483         175788         192958
               123833         161830         174067         194908
               127336         162163         174496         196631
               133483         152338         168285         191333
               134791         139511         158929         181207
               137150         139776         160486         183801
               138645         124415         150231         168211
               138076         133609         156841         177381
               138256         140837         162958         186254
12/31/02       145210         134035         159764         182485

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS GLOBAL SECURITIES RELATIONSHIP FUND

TOP TEN EQUITY HOLDINGS
AS OF DECEMBER 31, 2002

                                       Percentage of
                                          Net Assets
----------------------------------------------------
Citigroup, Inc.                              1.4%
Wells Fargo & Co.                            1.4
Burlington Nothern Santa Fe Corp.            1.2
Microsoft Corp.                              1.2
United Health Group, Inc.                    1.1
GreenPoint Financial Corp.                   1.1
Nextel Communications, Inc.                  1.0
Omnicom Group                                1.0
Johnson & Johnson                            1.0
Illinois Tool Works, Inc.                    1.0
----------------------------------------------------
Total                                       11.4%

TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2002

                                       Percentage of
                                          Net Assets
----------------------------------------------------
U.S.Treasury Note
   6.750%, due 05/15/05                     0.8%
U.S. Treasury Note
   3.250%, due 08/15/07                     0.6
Federal Home Loan Mortgage Corp.
   6.500%, due 11/01/32                     0.6
Federal National Mortgage Association
   6.500%, due 01/01/28                     0.5
Federal Home Loan Mortgage Corp.
   6.500%, due 02/01/29                     0.4
Federal National Mortgage Association
   5.500%, due 12/01/31                     0.4
U.S. Treasury Note
   4.750%, due 11/15/08                     0.3
U.S. Treasury Note
   3.00%, due 07/15/12                      0.3
Washington Mutual MSC Mortgage
   6.500%, due 09/25/32                     0.3
Federal National Mortgage Association
   6.500%, due 08/01/32                     0.3
----------------------------------------------------
Total                                       4.5%

UBS GLOBAL SECURITIES RELATIONSHIP FUND

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS AS
OF DECEMBER 31, 2002

U.S. EQUITIES

   Airlines ...................................  0.13%
   Autos/Durables .............................  0.33
   Banks ......................................  3.24
   Broadcasting & Publishing ..................  1.08
   Capital Goods ..............................  1.37
   Chemicals ..................................  1.16
   Computer Software ..........................  1.16
   Computer Systems ...........................  0.51
   Construction ...............................  0.49
   Consumer ...................................  0.47
   Electric Components ........................  0.73
   Energy .....................................  3.75
   Financial Services .........................  6.67
   Health: Drugs ..............................  3.35
   Health: Non-Drugs ..........................  2.57
   Housing/Paper ..............................  0.77
   Industrial Components ......................  0.67
   Metals Non-Ferrous .........................  0.89
   Recreation .................................  0.39
   Retail/Apparel .............................  1.75
   Services/Miscellaneous .....................  2.21
   Technology .................................  0.74
   Telecommunications-Services ................  1.93
   Textiles & Apparel .........................  0.10
   Transportation .............................  1.21
   Utilities ..................................  1.03
                                                -----
     Total U.S. Equities ...................... 38.70*
INTERNATIONAL EQUITIES
   Aerospace & Military .......................  0.14
   Appliances & Household Durables ............  0.25
   Autos/Durables .............................  0.53
   Banks ......................................  3.90
   Beverages & Tobacco ........................  1.15
   Broadcasting & Publishing ..................  1.27
   Business & Public Service ..................  0.09
   Chemicals ..................................  1.18
   Computer Software ..........................  0.12
   Construction ...............................  0.28
   Data Processing ............................  0.26
   Electric Components ........................  0.90
   Electronics ................................  0.09
   Energy .....................................  1.49
   Financial Services .........................  1.03
   Food & House Products ......................  1.48
   Forest Products ............................  0.36
   Health: Drugs ..............................  2.81
   Health: Non-Drugs ..........................  0.35
   Housing/Paper ..............................  0.31
   Industrial Components ......................  0.13
   Insurance ..................................  0.74
   Machinery & Engineering ....................  0.37
   Metals-Non Ferrous .........................  0.20
   Multi-Industry .............................  0.33
   Real Estate ................................  0.19
   Recreation .................................  0.67
   Retail/Apparel .............................  0.58
   Services/Miscellaneous .....................  0.56

   Telecommunications .........................  2.21%
   Transportation .............................  1.24
   Utilities ..................................  1.08
   Wholesale & International Trade ............  0.13
                                               ------
     Total International Equities ............. 26.42
TOTAL EQUITIES ................................ 65.12
U.S. BONDS
U.S. Corporate Bonds

   Aerospace & Military .......................  0.02
   Airlines ...................................  0.05
   Autos/Durables .............................  0.08
   Banks ......................................  0.21
   Beverages & Tobacco ........................  0.08
   Chemicals ..................................  0.04
   Computer Systems ...........................  0.01
   Construction ...............................  0.05
   Consumer ...................................  0.03
   Electric Components ........................  0.11
   Energy .....................................  0.37
   Financial Services .........................  1.05
   Food & House Products ......................  0.09
   Forest Products ............................  0.01
   Health: Drugs ..............................  0.03
   Housing/Paper ..............................  0.02
   Leisure & Tourism ..........................  0.01
   Metals-Non Ferrous .........................  0.01
   Multi-Industry .............................  0.07
   Publishing .................................  0.03
   Real Estate ................................  0.05
   Recreation .................................  0.03
   Retail/Apparel .............................  0.03
   Services/Miscellaneous .....................  0.07
   Telecommunications .........................  0.10
   Telecommunications- Wireless ...............  0.03
   Transportation .............................  0.06
   Utilities ..................................  0.08
                                               ------
     Total U.S. Corporate Bonds ...............  2.82
International Dollar Bonds
   Foreign Energy .............................  0.02
   Foreign Financial ..........................  0.01
   Foreign Telecommunications .................  0.03
   Foreign Transportation .....................  0.01
                                               ------
     Total International Dollar Bonds .........  0.07
Asset-Backed Securities .......................  0.62
Mortgage-Backed Securities ....................  6.25
U.S. Government Obligations ...................  2.54
                                               ------
     Total U.S. Bonds ......................... 12.30*
INTERNATIONAL BONDS
   Foreign Government Bonds ...................  3.37
INVESTMENT COMPANIES .......................... 16.72
INVESTMENTS OF CASH COLLATERAL ................  2.88
SHORT-TERM INVESTMENTS ........................  2.02*
                                               ------
   TOTAL INVESTMENTS ..........................102.41
LIABILITIES, LESS CASH AND
   OTHER ASSETS ............................... (2.41)
                                               ------
NET ASSETS ....................................100.00%
                                               ------
----------
* THE FUND HELD A SHORT POSITION IN STOCK INDEX FUTURES WHICH REDUCED THE U.S. EQUITY EXPOSURE FROM 38.70% TO 35.78%. THE FUND ALSO HELD A LONG POSITION IN U.S. TREASURY FUTURES WHICH INCREASED THE U.S. BOND EXPOSURE FROM 12.30% TO 15.04%. THESE ADJUSTMENTS RESULTED IN A NET INCREASE TO THE FUND'S EXPOSURE TO SHORT-TERM INVESTMENTS FROM 2.02% TO 2.20%.

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                        SHARES         VALUE
                                                        -------      ---------
EQUITIES -- 65.12%
U.S. EQUITIES -- 38.70%

Advanced Medical Optics, Inc. (b) ....................   22,700      $ 271,719
Advanced Micro Devices, Inc.(b) ......................  180,800      1,167,968
Allergan, Inc ........................................  102,200      5,888,764
American International Group, Inc ....................   60,718      3,512,536
American Standard Companies, Inc. (b) ................   71,800      5,107,852
Anthem Insurance (b) .................................   84,500      5,315,050
Baxter International, Inc ............................  107,200      3,001,600
Bristol-Myers Squibb Co ..............................  197,300      4,567,495
Burlington Northern Santa Fe Corp ....................  301,600      7,844,616
Cephalon, Inc. (b)(c) ................................   65,700      3,197,488
Citigroup, Inc .......................................  265,422      9,340,200
CMS Energy Corp.(b) ..................................  133,900      1,264,016
CommScope, Inc. (b) ..................................   84,900        670,710
Computer Sciences Corp.(b) ...........................   32,800      1,129,960
ConocoPhillips .......................................   56,396      2,729,003
Consolidated Edison, Inc .............................   45,900      1,965,438
Continental Airlines, Inc., Class B (b) ..............   19,900        144,275
Costco Wholesale Corp. (b) ...........................  113,900      3,196,034
Delta Air Lines, Inc .................................   72,000        871,200
Dominion Resources, Inc ..............................   37,200      2,042,280
Dow Chemical Co. (The) ...............................   94,700      2,812,590
Eastman Chemical Co ..................................   49,600      1,823,792
Entergy Corp .........................................   60,700      2,767,313
Exelon Corp ..........................................  100,800      5,319,216
ExxonMobil Corp ......................................  134,700      4,706,418
First Data Corp ......................................   90,340      3,198,939
FirstEnergy Corp .....................................  140,603      4,635,681
FleetBoston Financial Corp.(c) .......................  118,664      2,883,535
Freddie Mac ..........................................  107,300      6,336,065
GreenPoint Financial Corp ............................  154,100      6,962,238
Hartford Financial Services Group, Inc. (The) ........   56,500      2,566,795
Hewlett-Packard Co ...................................  195,290      3,390,234
Household Finance Corp ...............................  155,600      4,327,236
Illinois Tool Works, Inc .............................   97,800      6,343,308
IMC Global, Inc ......................................  159,100      1,697,597
Ingersoll-Rand Co., Class A ..........................  102,000      4,392,120
Intel Corp ...........................................  137,600      2,142,432
Johnson & Johnson ....................................  118,844      6,383,111
Johnson Controls, Inc ................................   27,100      2,172,607
J.P. Morgan Chase & Co ...............................  223,500      5,364,000
Kerr-McGee Corp ......................................   27,650      1,224,895
Kimberly-Clark Corp ..................................   64,700      3,071,309
Martin Marietta Materials, Inc .......................  106,363      3,261,090
Masco Corp ...........................................  280,500      5,904,525
McGraw-Hill Cos., Inc ................................   34,800      2,103,312
MeadWestvaco Corp ....................................   75,500      1,865,605
Mellon Financial Corp ................................  115,700      3,020,927
Microsoft Corp. (b) ..................................  148,100      7,656,770
Morgan Stanley .......................................  107,550      4,293,396
Motorola, Inc ........................................  288,116      2,492,203
Newell Rubbermaid, Inc ...............................  151,700      4,601,061
Nextel Communications, Inc.(b) .......................  596,500      6,889,575
Omnicom Group ........................................  103,300      6,673,180
Pentair, Inc .........................................   79,300      2,739,815
PNC Financial Services Group .........................   60,800      2,547,520
Progress Energy, Inc .................................   59,500      2,579,325
RadioShack Corp ......................................   87,700      1,643,498

                                                        SHARES        VALUE
                                                       --------    -----------
Royal Caribbean Cruises Ltd.(c) ......................  155,200    $ 2,591,840
SBC Communications, Inc.(b) ..........................  123,200      3,339,952
Sempra Energy ........................................   99,100      2,343,715
SICOR, Inc. (b) ......................................  240,200      3,807,170
Texas Instruments, Inc ...............................  100,700      1,511,507
TJX Companies, Inc ...................................  109,700      2,141,344
United Health Group, Inc .............................   87,600      7,314,600
United Technologies Corp .............................   79,200      4,905,648
Viacom, Inc.(b) ......................................  123,800      5,046,088
Viad Corp ............................................   78,800      1,761,180
Waters Corp.(b) ......................................   61,400      1,337,292
Wells Fargo & Co .....................................  191,700      8,984,979
Wyeth, Inc ...........................................  125,800      4,704,920
                                                                   -----------
Total U.S. Equities                                                255,811,672
                                                                   -----------
INTERNATIONAL EQUITIES -- 26.42%
AUSTRALIA -- 0.77%

Lion Nathan Ltd ......................................  188,677        602,405
Mayne Nickless Ltd ...................................  244,166        448,218
National Australia Bank Ltd., Preferred ..............   11,800        384,090
News Corp., Ltd., Preferred ..........................  117,603        632,424
QBE Insurance Group Ltd.(c) ..........................  202,681        930,158
Rio Tinto Ltd ........................................   29,791        569,523
Westpac Banking Corp., Ltd ...........................  192,235      1,488,406
                                                                   -----------
                                                                     5,055,224
                                                                   -----------
BELGIUM -- 0.08%
Fortis B .............................................   31,116        548,570
                                                                   -----------
CANADA -- 0.87%

Alcan Aluminum Ltd.(c) ...............................   25,230        739,908
Bank of Nova Scotia ..................................   33,300      1,110,000
BCE, Inc .............................................   59,200      1,067,983
Canadian National Railway Co .........................   22,500        929,595
Domtar, Inc ..........................................   39,000        387,581
Royal Bank of Canada (c) .............................   40,800      1,494,037
                                                                   -----------
                                                                     5,729,104
                                                                   -----------
FINLAND -- 0.90%
Nokia Oyj ............................................  216,760      3,446,123
UPM-Kymmene Oyj ......................................   61,630      1,979,031
Vakuntusyhtio Sampo Leonia Oyj, Class A ..............   72,020        547,936
                                                                   -----------
                                                                     5,973,090
                                                                   -----------
FRANCE -- 2.41%
Aventis S.A., Class A ................................   52,375      2,847,035
AXA ..................................................   34,695        465,668
BNP Paribas ..........................................   63,172      2,574,133
Cap Gemini S.A .......................................   34,220        782,126
Sanofi-Synthelabo S.A ................................   24,576      1,502,264
Suez S.A .............................................   68,344      1,186,246
Total Fina S.A., Class B .............................   39,066      5,579,510
Unibail S.A ..........................................   13,926        990,821
                                                                   -----------
                                                                    15,927,803
                                                                   -----------
GERMANY -- 0.77%
Allianz AG ...........................................    8,882        844,924
Altana AG ............................................   44,882      2,048,804
Bayer AG .............................................   24,545        526,739
Deutsche Telekom .....................................   34,860        448,129

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS DECEMBER 31, 2002

                                                     SHARES         VALUE
                                                    --------     -----------
E.on AG .......................................      10,243        $ 413,297
Linde AG (c) ..................................      22,641          831,577
                                                                 -----------
                                                                   5,113,470
                                                                 -----------
HONG KONG -- 0.11%
Hong Kong Electric Holdings Ltd ...............     199,000          752,783
                                                                 -----------
IRELAND -- 0.40%
Bank of Ireland ...............................     111,960        1,150,230
CRH PLC .......................................     117,633        1,456,633
                                                                 -----------
                                                                   2,606,863
                                                                 -----------
ITALY -- 1.08%
Assicurazioni Generali Spa ....................      85,574        1,760,098
ENI Spa .......................................     267,420        4,251,533
San Paolo-imi Spa .............................     176,335        1,147,279
                                                                 -----------
                                                                   7,158,910
                                                                 -----------
JAPAN -- 4.54%
AIFUL Corp.(c) ................................      22,500          845,622
Bank of Yokohama (c) ..........................     164,000          648,150
Banyu Pharmaceutical Co., Ltd.(c) .............      97,300          913,392
Benesse Corp ..................................      35,500          397,868
Canon, Inc ....................................      46,000        1,732,704
Daikin Industries Ltd .........................      46,000          728,744
Fuji Photo Film Co., Ltd ......................      67,000        2,184,967
Hitachi Credit Corp ...........................      40,100          480,511
Honda Motor Co ................................      42,300        1,564,818
Kao Corp ......................................      42,000          921,969
Mitsubishi Corp ...............................     143,000          873,641
Mitsui Fudosan Co., Ltd .......................      43,000          279,009
Murata Manufacturing Co., Inc .................      51,200        2,006,236
Nintendo Corp., Ltd ...........................      24,000        2,242,858
NTT DoCoMo, Inc ...............................         718        1,325,036
Rohm Co .......................................      10,800        1,375,141
Sanyo Electric Co., Ltd .......................     237,000          617,115
Sekisui House Ltd .............................      53,000          375,158
Sompo Japan Insurance, Inc ....................     277,000        1,617,603
Sony Corp .....................................      39,200        1,638,426
Sumitomo Chemical Co ..........................     194,000          766,714
Takeda Chemical Industries Ltd ................      49,100        2,052,212
Takefuji Corp .................................      18,530        1,069,609
Toyota Motor Corp .............................      71,100        1,911,258
West Japan Railway Co .........................         405        1,436,800
                                                                 -----------
                                                                  30,005,561
                                                                 -----------
NETHERLANDS -- 1.98%
ABN AMRO Holdings NV ..........................      43,395          709,490
Akzo Nobel NV .................................      32,527        1,031,861
Koninklijke Ahold NV ..........................     153,394        1,947,748
Philips Electronics NV ........................      79,931        1,400,782
Reed Elsevier NV ..............................     276,080        3,375,203
TNT Post Group NV .............................      50,382          816,851
VNU NV ........................................     104,934        2,736,413
Wolters Kluwer NV .............................      62,570        1,089,967
                                                                 -----------
                                                                  13,108,315
                                                                 -----------
NORWAY -- 0.18%
Telenor ASA (c) ...............................     301,200        1,152,141
                                                                 -----------

                                                    SHARES          VALUE
                                                   --------      -----------
PORTUGAL -- 0.30%
Electricidade de Portugal S.A ....................  807,223      $ 1,346,882
Portugal Telecom S.A .............................   95,127          653,859
                                                                 -----------
                                                                   2,000,741
                                                                 -----------
SINGAPORE -- 0.35%
DBS Group Holdings Ltd ...........................   98,000          621,505
Neptune Orient Lines Ltd. (b)(c) .................1,372,000          727,726
Singapore Technologies Engineering Ltd ...........  988,000          939,867
                                                                 -----------
                                                                   2,289,098
                                                                 -----------
SPAIN -- 0.61%
Banco Bilbao Vizcaya S.A .........................  217,588        2,082,422
Banco Santander Central Hispano S.A ..............  130,603          896,334
Telefonica S.A. (b) ..............................  115,429        1,033,244
                                                                 -----------
                                                                   4,012,000
                                                                 -----------
SWEDEN -- 1.07%
Nordea AB ........................................  309,500        1,363,984
Sandvik AB .......................................   37,100          828,153
Svenska Cellulosa AB (c) .........................   60,740        2,049,460
Svenska Handelsbanken AB (c) .....................  109,690        1,460,301
Swedish Match AB .................................  175,820        1,382,217
                                                                 -----------
                                                                   7,084,115
                                                                 -----------
SWITZERLAND -- 2.00%
Adecco S.A .......................................   31,921        1,251,261
Compagnie Financiere .............................   92,588        1,727,613
Credit Suisse Group (b) ..........................   30,086          652,766
Givaudan S.A .....................................    1,776          796,355
Nestle S.A .......................................   17,430        3,693,491
Novartis AG ......................................   47,532        1,734,280
Roche Holding AG .................................   26,841        1,870,348
Serono S.A .......................................    1,270          680,603
Swiss Re .........................................   12,701          833,139
                                                                 -----------
                                                                  13,239,856
                                                                 -----------
UNITED KINGDOM -- 8.00%
Abbey National PLC ...............................  136,314        1,136,755
Allied Domecq PLC ................................  305,758        1,954,181
ARM Holdings PLC (b) .............................  428,570          331,176
AstraZeneca PLC ..................................   52,917        1,891,232
Barclays Bank PLC ................................  426,068        2,640,804
BP PLC ...........................................  834,049        5,733,449
Brambles Industries PLC ..........................  252,503          617,884
BT Group PLC .....................................  483,104        1,516,602
Carlton Communications PLC .......................  255,928          553,132
Charter PLC (b) ..................................   78,261           96,308
Compass Group PLC ................................  375,988        1,997,489
Electrocomponents PLC ............................  180,552          834,220
Gallaher Group PLC ...............................  367,521        3,650,597
GlaxoSmithKline PLC ..............................  203,654        3,908,100
HSBC Holdings PLC ................................  124,452        1,375,431
Invensys PLC .....................................  961,817          816,792
Kingfisher PLC ...................................  453,917        1,625,934
Lloyds TSB Group PLC .............................  203,638        1,462,144
Matalan PLC ......................................  149,740          506,237
National Grid Group PLC ..........................  275,788        2,026,808
Rentokil Initial PLC .............................  572,239        2,026,734
Rolls-Royce PLC ..................................  587,626        1,012,235

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                     SHARES         VALUE
                                                    --------      -----------
Royal Bank of Scotland Group PLC (b) ............   130,496      $ 3,126,055
Safeway PLC .....................................   353,773        1,214,536
Scottish & Southern Energy PLC ..................   235,035        2,572,989
Shell Transport & Trading Co. PLC ...............   652,856        4,298,701
Vodafone Airtouch PLC ........................... 2,169,208        3,954,904
                                                                 -----------
                                                                  52,881,429

                                                                 -----------
Total International Equities ....................                174,639,073
                                                               -------------
Total Equities (Cost $462,728,662) ..............                430,450,745
                                                               -------------

                                                     FACE
                                                    AMOUNT
                                                    ------
BONDS--15.67%
U.S. BONDS--12.30%
U.S. CORPORATE BONDS -- 2.82%
Abbott Laboratories, Inc.
   5.625%, due 07/01/06 ......................... $ 115,000          125,722
Alcoa, Inc.
   6.000%, due 01/15/12 .........................    70,000           77,062
Amerada Hess Corp.
   6.650%, due 08/15/11 .........................   105,000          114,689
American Airlines, Inc.
   7.024%, due 10/15/09 .........................   125,000          118,696
American Express Co.
   3.750%, due 11/20/07 .........................    50,000           50,609
Anadarko Finance Co.
   7.500%, due 05/01/31 .........................   105,000          124,851
Anheuser Busch Cos., Inc.
   9.000%, due 12/01/09 .........................   145,000          187,605
AOL Time Warner, Inc.
   7.625%, due 04/15/31 .........................   270,000          277,502
Apache Corp.
   6.250%, due 04/15/12 .........................    50,000           56,047
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11 .........................   140,000          140,700
Avalonbay Communities, Inc.
   7.500%, due 08/01/09 .........................   100,000          111,795
Avon Products, Inc.
   7.150%, due 11/15/09 .........................    95,000          110,966
Bank of America Corp.
   7.400%, due 01/15/11 .........................   330,000          388,728
Bank One Corp.
   7.875%, due 08/01/10 .........................   260,000          311,611
Boeing Capital Corp.
   7.375%, due 09/27/10 .........................    55,000           61,368
Bombardier Capital, Inc., 144A
   6.125%, due 06/29/06 .........................   200,000          180,992
Bristol Myers Squibb Co.
   5.750%, due 10/01/11 .........................    45,000           47,919
Burlington Northern Santa Fe Corp.
   7.082%, due 05/13/29 .........................   115,000          130,692
Burlington Resources Finance Co.
   6.680%, due 02/15/11 .........................    65,000           72,661
Caterpillar, Inc.
   6.550%, due 05/01/11(c) ......................    55,000           62,625
Cendant Corp.
   6.875%, due 08/15/06 .........................   205,000          212,721
Centex Corp.
   9.750%, due 06/15/05 .........................   265,000          295,103
Cingular Wireless,
   6.500%, due 12/15/11 .........................    85,000           91,684

                                                      FACE
                                                     AMOUNT          VALUE
                                                     ------         -------
Citigroup, Inc.
   7.250%, due 10/01/10 ......................... $ 385,000        $ 446,935
Citizens Communications Co.
   9.250%, due 05/15/11 .........................   160,000          190,562
Coca Cola Co.
   4.000%, due 06/01/05 .........................    85,000           88,987
Comcast Cable Communications Co.
   6.750%, due 01/30/11 .........................   230,000          239,312
Commonwealth Edison Co.,
   6.150%, due 03/15/12 .........................    95,000          105,101
ConocoPhillips
   8.500%, due 05/25/05 .........................   215,000          244,481
   8.750%, due 05/25/10 .........................    85,000          106,371
Consolidated Edison, Inc.
   7.500%, due 09/01/10 .........................   535,000          638,360
Coors Brewing Co.,
   6.375%, due 05/15/12 .........................   120,000          134,105
Countrywide Home Loans, Inc.
   5.500%, due 02/01/07 .........................   180,000          191,116
Credit Suisse First Boston USA, Inc.
   5.750%, due 04/15/07 .........................   100,000          107,048
   6.500%, due 01/15/12 .........................   180,000          192,377
DaimlerChrysler NA Holdings Corp.
   8.500%, due 01/18/31 .........................    75,000           92,304
Devon Financing Corp., ULC
   6.875%, due 09/30/11 .........................   125,000          139,232
Dominion Resources, Inc., Class B
   7.625%, due 07/15/05 .........................   205,000          224,889
Dow Chemical Co.(The)
   6.125%, due 02/01/11 .........................    75,000           77,279
DTE Energy Co.
   7.050%, due 06/01/11 .........................    50,000           55,489
Duke Energy Field Services, LLC
   7.875%, due 08/16/10 .........................   140,000          148,165
EOP Operating LP
   7.000%, due 07/15/11 .........................   175,000          190,674
Erac U.S.A. Finance Co., 144A
   8.000%, due 01/15/11 .........................   180,000          206,972
First Data Corp.
   5.625%, due 11/01/11 .........................   135,000          142,855
First Energy Corp.
   6.450%, due 11/15/11 .........................   250,000          248,711
First Union National Bank
   7.800%, due 08/18/10 .........................   295,000          356,139
FleetBoston Financial Corp.
   7.375%, due 12/01/09 .........................   140,000          160,000
Ford Motor Co.
   7.450%, due 07/16/31 .........................   195,000          169,624
Ford Motor Credit Co.
   5.800%, due 01/12/09 .........................   260,000          241,148
   7.375%, due 02/01/11 .........................   125,000          121,549
FPL Group Capital, Inc.
   7.625%, due 09/15/06 .........................    65,000           72,808
General Electric Capital Corp.
   6.750%, due 03/15/32 .........................   360,000          398,012
General Motors Acceptance Corp.
   6.875%, due 09/15/11 .........................   440,000          438,794
   8.000%, due 11/01/31 .........................   200,000          201,089
Goldman Sachs Group
   6.875%, due 01/15/11 .........................   120,000          133,949

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                                    FACE
                                                    AMOUNT          VALUE
                                                   --------        -------
Harrah's Operating Co.
   7.125%, due 06/01/07 ......................... $ 180,000       $ 198,445
Household Finance Corp.
   6.750%, due 05/15/11 .........................   220,000         234,562
HSBC Holdings PLC
   5.250%, due 12/12/12 .........................    70,000          71,749
International Business Machines Corp.
   5.875%, due 11/29/32 .........................    70,000          69,265
International Paper Co.
   6.750%, due 09/01/11 .........................   140,000         155,779
John Deere Capital Corp.
   7.000%, due 03/15/12 .........................   130,000         150,725
Kerr McGee Corp.
   7.875%, due 09/15/31 .........................    30,000          36,648
Kimberly Clark Corp., 144A
   4.500%, due 07/30/05 .........................    75,000          79,207
Kinder Morgan, Inc.
   6.650%, due 03/01/05 .........................   200,000         212,517
Kohl's Corp.
   6.300%, due 03/01/11 .........................    60,000          66,521
Kraft Foods, Inc.
   6.500%, due 11/01/31 .........................   145,000         159,333
Kroger Co.
   7.500%, due 04/01/31 .........................    65,000          72,708
Lehman Brothers Holdings, Inc.
   6.625%, due 01/18/12 .........................   125,000         138,354
Lincoln National Corp.
   6.200%, due 12/15/11(c) ......................   100,000         106,643
MBNA Global Cap Securities
   0.000%, due 02/01/27 .........................   165,000         111,198
Mirant Americas Generation, Inc.
   7.625%, due 05/01/06 (c) .....................   165,000          86,625
   9.125%, due 05/01/31 .........................    30,000          13,350
Morgan Stanley
   6.750%, due 04/15/11 .........................   235,000         261,148
News America Holdings, Inc.
   7.125%, due 04/08/28 .........................   195,000         186,949
Northwest Airlines, Inc.
   6.841%, due 04/01/11 .........................   110,000         105,617
Occidental Petroleum Corp.
   8.450%, due 02/15/29 .........................   135,000         173,185
Pemex Project Funding Master Trust, 144A
   8.000%, due 11/15/11 .........................   230,000         247,250
Pepsi Bottling Group, Inc., 144A
   5.625%, due 02/17/09 .........................   150,000         163,455
Praxair, Inc.
   6.375%, due 04/01/12 .........................   100,000         111,789
Progress Energy, Inc.
   7.000%, due 10/30/31 .........................   115,000         119,846
Qwest Capital Funding, Inc.
   7.900%, due 08/15/10 .........................   415,000         269,750
Rohm & Haas Co.
   7.850%, due 07/15/29 .........................    50,000          62,515
SBC Communications, Inc.
   5.875%, due 02/01/12 (c) .....................   125,000         135,011
Sempra Energy
   7.950%, due 03/01/10 .........................   245,000         279,366
SLM Corp.
   5.625%, due 04/10/07 .........................   155,000         168,576
Southern Power Co.,
   6.250%, due 07/15/12 .........................    75,000          79,239

                                                     FACE
                                                    AMOUNT           VALUE
                                                    -------        ---------
Southwestern Electric Power
   4.500%, due 07/01/05 .........................  $ 70,000         $ 70,771
Target Corp.
   7.000%, due 07/15/31 .........................   135,000          152,926
Telus Corp.
   8.000%, due 06/01/11 .........................   120,000          115,200
Transocean Sedco Forex, Inc.
   6.625%, due 04/15/11 .........................   275,000          302,801
Unilever Capital Corp.
   7.125%, due 11/01/10 .........................   180,000          212,454
Union Pacific Corp.
   6.700%, due 12/01/06 .........................   175,000          193,590
United Technologies Corp.
   6.100%, due 05/15/12 .........................    90,000          100,629
US Bank N.A.
   6.375%, due 08/01/11 .........................   200,000          224,311
UST, Inc., 144A
   6.625%, due 07/15/12 .........................   125,000          136,187
Valero Energy Corp.
   7.500%, due 04/15/32 .........................   125,000          126,617
Verizon New England, Inc.
   6.500%, due 09/15/11 .........................    45,000           49,687
Verizon New York, Inc.
   7.375%, due 04/01/32 .........................   105,000          121,419
Walt Disney Co. (The)
   6.375%, due 03/01/12 .........................    60,000           65,626
Washington Mutual MSC Mortgage,
   Pass-Through CTFS
   6.500%, due 09/25/32 ......................... 1,798,597        1,878,349
Washington Mutual, Inc.
   5.625%, due 01/15/07 .........................   285,000          304,991
Wells Fargo Bank, N.A.
   6.450%, due 02/01/11 .........................   295,000          331,165
Weyerhaeuser Co.
   7.375%, due 03/15/32 .........................    80,000           86,762
                                                                 -----------
Total U.S. Corporate Bonds ......................                 18,657,595
                                                                 -----------
INTERNATIONAL DOLLAR BONDS -- 0.07%
Canadian National Railway Co.
   6.900%, due 07/15/28 .........................    60,000           68,401
Deutsche Telekom Finance
   8.250%, due 06/15/30 .........................    90,000          103,963
France Telecom S.A.
   8.500%, due 03/01/31 .........................    90,000          109,560
PSEG Power
   7.750%, due 04/15/11 .........................    45,000           47,735
WestDeutsche Landesbank
   6.750%, due 06/15/05 .........................   125,000          136,423
                                                                 -----------
                                                                     466,082
                                                                 -----------
ASSET-BACKED SECURITIES -- 0.62%
Boston Edison Co.
   7.030%, due 03/15/12 .........................   275,000          322,609
Conseco Finance Securitizations
   Corp.,00-B, Class AF4
   7.870%, due 02/15/31 .........................   335,000          354,235
Continental Airlines, Inc., E.E.T.C.
   6.320%, due 11/01/08 .........................   135,000          120,857
Delta Air Lines, Inc. 00-1, E.E.T.C.
   7.570%, due 11/18/10 .........................   260,000          259,731

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                    FACE
                                                   AMOUNT            VALUE
                                                   --------         ---------
DVI Receivable Corp.
   6.808%, due 07/12/04 .......................... $ 65,001         $ 65,752
GMAC Commercial Mortgage Securities, Inc.,
   97-C2, Class A2,
   6.550%, due 04/16/29 ..........................  475,000          516,314
Greentree Financial Corp., 99-1, Class A5
   6.110%, due 09/01/23 ..........................1,000,000          917,915
JP Morgan Commercial Mortgage Finance
   Corp., 99-C8, Class A1,
   7.325%, due 07/15/31 ..........................  940,478        1,037,947
United Airlines, Inc., E.E.T.C.(b)(e)(f)
   7.811%, due 10/01/09 ..........................  103,097           41,571
Vanderbilt Mortgage Finance,
   00-B, Class IA3
   8.255%, due 05/07/17 ..........................  400,000          430,977
                                                                   ---------
                                                                   4,067,908
                                                                   ---------
MORTGAGE-BACKED SECURITIES-- 6.25%
Bank One Mortgage-Backed Pass Through,
   2000-2, Class 8A,
   6.680%, due 03/15/30 ..........................  283,541          289,252
Bear Stearns Commercial Mortgage
   Securities, 00-WF1, Class A2,
   7.780%, due 02/15/32 (c) ......................  695,000          835,875
Bear Stearns Commercial Mortgage
   Securities, 00-WF2, Class A2,
   7.320%, due 10/15/32 ..........................1,000,000        1,178,451
Citicorp Mortgage Securities, Inc.
   6.500%, due 02/25/24 ..........................  452,743          466,120
CMC Securities Corp., 97-NAM3,
   Class FX A5, 7.250%, due 10/25/27 .............  183,017          187,324
CS First Boston Mortgage Securities Corp.,
   02-10, Class 2A1, 7.500%, due 05/25/32. .......1,140,656        1,200,312
DLJ Commercial Mortgage Corp., 00-CKP1,
   Class A1B, 7.180%, due 08/10/10 ...............  200,000          232,416
DLJ Commercial Mortgage Corp., 99-CG1,
   Class A1B, 6.460%, due 03/10/32 ...............  780,000          878,335
DLJ Commercial Mortgage Corp., 99-CG2,
   Class A1B, 7.300%, due 06/10/32 ...............1,355,000        1,575,605
Federal Home Loan Mortgage Corp.,
   Series 1595 D
   6.500%, due 11/01/32 ..........................3,597,396        3,748,889
Federal Home Loan Mortgage Corp.
   6.000%, due 10/01/29 ..........................  247,747          257,263
   6.500%, due 02/01/29 ..........................2,804,802        2,922,918
   7.000%, due 10/15/13 ..........................  409,292          435,831
Federal National Mortgage Association
   5.500%, due 01/01/09 ..........................1,026,496        1,080,342
   5.500%, due 12/01/31 ..........................2,429,910        2,482,441
   6.000%, due 11/01/28 ..........................1,029,979        1,066,207
   6.000%, due 12/01/28 ..........................  274,922          284,592
   6.000%, due 06/01/31 ..........................  243,612          252,181
   6.500%, due 12/25/23 ..........................  630,141          637,080
   6.500%, due 01/01/28 ..........................2,950,785        3,073,818
   6.500%, due 01/01/29 ..........................1,261,395        1,317,328
   6.500%, due 04/01/29 ..........................  328,140          341,822
   6.500%, due 06/01/29 ..........................  487,825          508,165
   6.500%, due 11/01/31 ..........................  732,588          763,133
   6.500%, due 08/01/32 ..........................1,710,003        1,781,302
   6.500%, due 09/01/32 ..........................  865,711          901,807

                                                     FACE
                                                    AMOUNT          VALUE
                                                    -------      -----------
   7.125%, due 01/15/30 ........................  $ 890,000      $ 1,098,298
   7.500%, due 04/01/31 ........................    206,690          219,440
Federal National Mortgage Association
   Grantor Trust, 01-T10, Class A2
   7.500%, due 12/25/41 ........................     70,119           76,013
Federal National Mortgage Association,
   93-73, Class ZA
   7.500%, due 10/25/22 ........................    112,601          116,859
Federal National Mortgage Association,
   95-W3, Class A
   9.000%, due 04/25/25 ........................    288,270          319,524
Federal National Mortgage Association,
   Grantor Trust, 01-T5, Class A3
   7.500%, due 06/19/41 ........................    959,003        1,019,698
Federal National Mortgage Association,
   00-T6, Class A1
   7.500%, due 06/25/30 ........................    517,430          560,926
Government National Mortgage Association
   6.000%, due 02/20/29 ........................  1,080,445        1,122,149
   6.000%, due 08/20/29 ........................    648,326          673,351
   6.500%, due 11/15/28 ........................    532,448          559,227
   7.000%, due 03/15/26 ........................    358,853          380,437
   8.000%, due 12/15/22 ........................    106,480          116,643
   8.500%, due 12/15/17 ........................    320,119          353,736
GS Mortgage Securities Corp. II, 96-PL,
   Class A2, 7.410%, due 02/15/27 ..............    235,000          252,169
GS Mortgage Securities Corp., 01-2,
   Class A, 7.500%, due 06/19/32, 144A .........    292,366          310,732
Impac Secured Assets Corp., 01-3,
   Class A2, 7.250%, due 04/25/31 ..............    164,116          176,631
LB Commercial Conduit Mortgage Trust,
   99-C2, Class A2,
   7.325%, due 10/15/32 ........................    150,000          175,888
Morgan Stanley Capital I
   6.960%, due 10/15/33 ........................    479,727          535,221
   7.570%, due 12/15/09 ........................    695,000          822,030
Nomura Asset Securities Corp.,
   95-MD3, Class A/B,
   8.150%, due 04/04/27 ........................    885,678          975,340
Norwest Asset Securities Corp.,
   96-2, Class A9,
   7.000%, due 09/25/11 ........................     34,026           34,588
Norwest Asset Securities Corp.,
   99-3, Class A3,
   6.000%, due 01/25/29 ........................     48,116           48,142
PNC Mortgage Acceptance Corp.,
   99-CM1, Class A1B,
   7.330%, due 12/10/32 ........................    285,000          333,025
Residential Asset Securitization Trust,
   98-A6, Class IA2,
   6.750%, due 07/25/28 ........................     87,873           87,956
Salomon Brothers Mortgage Securities
   7.520%, due 12/18/09 ........................  1,250,000        1,474,483
Salomon Brothers Mortgage Securities VII,
   00-C3, Class A2,
   6.592%, due 12/18/33 ........................    185,000          209,162
Structured Asset Securities Corp.,
   98-ALS1, Class 1A
   6.900%, due 01/25/29 ........................    524,792          536,447
                                                                 -----------
                                                                  41,286,924
                                                                 -----------

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                     FACE
                                                    AMOUNT          VALUE
                                                  ---------      -----------
U.S. GOVERNMENT OBLIGATIONS -- 2.54%
U.S. Treasury Bond
   8.000%, due 11/15/21 ...................     $ 1,140,000      $ 1,588,429
U.S. Treasury Note
   2.875%, due 06/30/04 ...................       1,670,000        1,706,922
   3.000%, due 07/15/12 ...................       1,770,000        1,896,493
   3.250%, due 08/15/07 (c) ...............       3,944,000        4,041,677
   4.750%, due 11/15/08 (c) ...............       1,810,000        1,975,727
   6.125%, due 08/15/07 ...................           5,000            5,750
   6.250%, due 05/15/30 ...................         405,000          484,656
   6.750%, due 05/15/05 (c) ...............       4,555,000        5,078,292
                                                                 -----------
                                                                  16,777,946
                                                                 -----------
Total U.S. Bonds                                                  81,256,455
                                                                 -----------
INTERNATIONAL BONDS -- 3.37%
AUSTRALIA -- 0.19%
Government of Australia
   6.250%, due 04/15/15 ...................AUD      560,000          339,573
   6.500%, due 05/15/13 ...................         205,000          127,470
   9.000%, due 09/15/04 ...................         370,000          223,042
   10.000%, due 02/15/06 ..................         865,000          562,589
                                                                 -----------
                                                                   1,252,674
                                                                 -----------
CANADA -- 0.44%
Government of Canada
   5.000%, due 12/01/03 ...................CAD      580,000          374,239
   5.750%, due 06/01/29 ...................         400,000          266,743
   6.000%, due 09/01/05 ...................       1,275,000          860,298
   6.000%, due 06/01/08 ...................         590,000          406,453
   6.000%, due 06/01/11 ...................         840,000          578,599
   8.000%, due 06/01/23 ...................         605,000          506,737
                                                                 -----------
                                                                   2,993,069
                                                                 -----------
FINLAND -- 0.07%
Government of Finland
   5.750%, due 02/23/11 ...................EUR      400,000          467,191
                                                                 -----------
FRANCE -- 0.53%
Government of France
   3.500%, due 07/12/04 ...................EUR    1,220,000        1,294,559
   5.500%, due 04/25/07 ...................         765,000          869,562
   5.500%, due 04/25/10 ...................         685,000          784,955
   5.500%, due 04/25/29 ...................         220,000          253,264
   8.500%, due 10/25/19 ...................         195,000          296,160
                                                                 -----------
                                                                   3,498,500
                                                                 -----------
GERMANY -- 0.66%
Bundesrepublik Deutschland
   4.500%, due 07/04/09 ...................EUR      670,000          731,973
   6.000%, due 01/04/07 ...................         145,000          167,348
   6.500%, due 07/04/27 ...................         555,000          720,349
Government of Germany
   5.000%, due 07/04/11 ...................         675,000          752,889
   6.000%, due 01/05/06 ...................EUR      610,000          693,477
Treuhandanstalt
   6.750%, due 05/13/04 ...................       1,180,000        1,304,169
                                                                 -----------
                                                                   4,370,205
                                                                 -----------
                                                     FACE
                                                    AMOUNT          VALUE
                                                  ---------      -----------
ITALY -- 0.73%
Buoni Poliennali Del Tes
   3.250%, due 04/15/04 EUR                       1,480,000      $ 1,565,457
   5.000%, due 05/01/08 ...................         505,000          564,204
   5.250%, due 11/01/29 ...................         715,000          788,390
   5.500%, due 11/01/10 ...................         710,000          815,246
   8.750%, due 07/01/06 ...................         870,000        1,079,088
                                                                 -----------
                                                                   4,812,385
                                                                 -----------
MEXICO -- 0.02%
Mexico Government International Bond
   8.125%, due 12/30/19 MXN ...............         125,000          131,875
                                                                 -----------
NETHERLANDS -- 0.14%
Government of Netherlands
   5.000%, due 07/15/11 EUR ...............         745,000          830,564
   5.750%, due 01/15/04 ...................          70,000           75,713
                                                                 -----------
                                                                     906,277
                                                                 -----------
SPAIN -- 0.36%
Government of Spain
   3.000%, due 01/31/03 EUR ...............         930,000          975,946
   3.250%, due 01/31/05 ...................         560,000          592,883
   4.750%, due 07/30/14 ...................         325,000          350,313
   5.150%, due 07/30/09 ...................         275,000          310,301
   6.000%, due 01/31/29 ...................         140,000          170,496
                                                                 -----------
                                                                   2,399,939
                                                                 -----------
SWEDEN -- 0.13%
Government of Sweden
   5.000%, due 01/15/04 SEK ...............       2,435,000          283,231
   6.750%, due 05/05/14 ...................         940,000          125,712
   8.000%, due 08/15/07 ...................       3,300,000          438,808
                                                                 -----------
                                                                     847,751
                                                                 -----------
UNITED KINGDOM -- 0.10%
U.K. Treasury
   5.000%, due 03/07/12 GBP ...............          96,000          161,721
   5.750%, due 12/07/09 ...................          60,000          104,987
   6.000%, due 12/07/28 ...................          70,000          138,784
   8.500%, due 12/07/05 ...................          83,000          150,284
Royal Bank of Scotland
   9.118%, due 12/31/49 ...................          75,000           92,487
                                                                 -----------
                                                                     648,263
                                                                 -----------
Total International Bonds .................                       22,328,129
                                                                 -----------
Total Bonds (Cost $99,322,752) ............                      103,584,584
                                                               -------------

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                    SHARES          VALUE
                                                   --------      -----------
   INVESTMENT COMPANIES -- 16.72%
     UBS High Yield Relationship Fund .........   2,106,081     $ 28,384,707
     UBS Emerging Markets Debt
        Relationship Fund .....................     390,076       13,159,685
     UBS Emerging Markets Equity
        Relationship Fund .....................   4,796,969       38,143,579
     UBS Opportunistic High Yield
        Relationship Fund .....................   1,491,230       15,099,598
     UBS U.S. Small Cap Equity
        Relationship Fund .....................     656,840       15,705,241
                                                               -------------
   Total Investment Companies
     (Cost $ 107,500,187) .....................                  110,492,810
                                                               -------------
   INVESTMENTS OF CASH COLLATERAL
   FOR SECURITIES LOANED -- 2.88%
   OTHER -- 2.88%
     UBS Supplementary Trust
        U.S. Cash Management Prime Fund
        (Cost $ 19,030,960) ...................  19,030,960     $ 19,030,960
                                                                ------------
   SHORT-TERM INVESTMENTS -- 2.02%
   OTHER -- 1.41%
     UBS Supplementary Trust
        U.S. Cash Management Prime Fund .......   9,321,254        9,321,254
                                                                ------------

                                                   FACE
                                                  AMOUNT
                                                  -------
   U.S. GOVERNMENT OBLIGATIONS -- 0.61%
     U.S. Treasury Bill, due 02/06/03 (d) .....  $4,000,000        3,995,388
                                                               -------------
   Total Short-Term Investments
     (Cost $ 13,315,174) ......................                   13,316,642
                                                               -------------
   Total Investments
     (Cost $ 701,897,735)-- 102.41% (a) .......                  676,875,741
   Liabilities, less cash
     and other assets,-- (2.41)% ..............                  (15,924,488)
                                                               -------------
   Net Assets -- 100%..........................                 $660,951,253
                                                               =============

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $701,897,735; and net unrealized depreciation consisted of:

        Gross unrealized appreciation ......................   $  26,574,711
        Gross unrealized depreciation ......................     (51,594,836)
                                                               -------------
        Net unrealized depreciation ........................   $ (25,020,125)
                                                               =============
(b)  Non-income producing security.
(c)  Security, or portion thereof, was on loan at December 31, 2002.
(d) All or a portion of these securities was pledged to cover margin requirements for futures contracts.
(e)  Securitiy is in default.
(f) Security is illiquid. This security amounted to $41,571 or 0.00% of net assets.
%    Represents a percentage of net assets.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the value of these securities amounted to $1,324,795 or 0.20% of net assets.
E.E.T.C.: Enhanced equipment trust certificate.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of December 31, 2002:

                                                                           SETTLEMENT      LOCAL          CURRENT        UNREALIZED
                                                                              DATE        CURRENCY         VALUE         GAIN/(LOSS)
                                                                           -----------   ----------     ------------    ------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
   Australian Dollar (AUD) .............................................    1/21/03      82,400,000    $ 46,317,940    $  1,794,303
   British Pound (GBP) .................................................    1/21/03      13,300,000      21,383,280         734,117
   Canadian Dollar (CAD) ...............................................    1/21/03      45,700,000      28,906,644        (899,324)
   Euro (EUR) ..........................................................    1/21/03     101,149,281     106,061,454       7,269,730
   Japanese Yen (JPY) ..................................................    1/21/03     490,000,000       4,131,940          32,312
FORWARD FOREIGN CURRENCY SALE CONTRACTS
   Australian Dollar (AUD) .............................................    1/21/03      29,550,000      16,610,378        (442,913)
   British Pound (GBP) .................................................    1/21/03      41,000,000      65,918,383      (3,168,573)
   Euro (EUR) ..........................................................    1/21/03      38,379,425      40,243,268      (2,518,125)
   Japanese Yen (JPY) ..................................................    1/21/03     990,000,000       8,348,206        (101,983)
   Swedish Krona (SEK) .................................................    1/21/03      39,200,000       4,492,996        (381,698)
                                                                                                                       ------------
Total net unrealized gain on Forward Foreign Currency Contracts ........                                               $  2,317,846
                                                                                                                       ============

FUTURES CONTRACTS

UBS Global Securities Relationship Fund had the following open futures contracts as of December 31, 2002:

                                                   EXPIRATION         COST/           CURRENT     UNREALIZED
                                                      DATE           PROCEEDS          VALUE         GAIN
                                                   ----------      -----------      -----------    ---------
U.S. TREASURY NOTE FUTURES BUY CONTRACTS:
   5 Year U.S. Treasury Notes, 160 contracts ..... March 2003     $ 17,671,120     $ 18,120,000    $ 448,880
INDEX FUTURES SALE CONTRACTS:
   S&P 500 Index, 88 contracts ..................  March 2003       19,603,584       19,335,800      267,784
                                                                                                   ---------
Total net unrealized gain on Futures Contracts ..                                                  $ 716,664
                                                                                                   =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2002 was $3,995,388.

                 See accompanying notes to financial statements.

UBS U.S. EQUITY RELATIONSHIP FUND

UBS U.S. Equity Relationship Fund declined 15.26% for the twelve months ended December 31, 2002. This performance outpaced the 20.86% decline of the Fund's benchmark, the Wilshire 5000 Index. The Fund's longer-term performance also outperformed the benchmark, returning 1.61% since its inception on August 31, 1997, compared to 0.57% for the Index. (Returns over various time periods are shown in the table on page 15; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

2002 marked the third year in a row that the U.S. equity market has posted a decline. Stock prices were held back in the first three quarters by a weak economy, disappointing earnings, high profile accounting scandals, and the growing threat of a Middle East conflict. Problems escalated in the third quarter, when the publication of less-than-expected second quarter GDP growth spurred fears of a double-dip economic recession. The situation changed--albeit briefly--in the fourth quarter when investors sparked a rally in low-priced, high-volatility stocks. Unfortunately, the gains earned from this short-lived climb were not enough to overcome the market's earlier losses.

SECTOR AND RISK MANAGEMENT STRATEGIES DROVE

OUTPERFORMANCE

Our focus on intrinsic value led us to sectors that generated strong performance over the period. For example, an overweight to the bank sector enhanced relative results. Banks have begun to realize the benefits of earlier consolidations, an increased focus on automation, and the introduction of new products. While some banks were hurt during the year by an increase in corporate loan defaults, these losses were at least somewhat offset by lower interest rates and the resulting spike in consumer loans and mortgages. The Fund's bank holdings were bought at what we believed were attractive valuations and, in our opinion, provided an appealing return on equity. The Fund also benefited from its underweight in telecommunications, as it was one of the worst performing sectors over the year. Although some of the sector's stocks were selling at discounts to their intrinsic values, we were cautious about investing in them because of the difficulties facing the industry as a whole.

Conversely, the Fund's overweight in electric utilities was a primary detractor from performance. Utilities are usually seen as a "safe haven" during economic downturns. This was not the case in 2002, however, as utilities, burdened by debt and a decline in the demand for their products, fell more than 30%. Despite this drop, we have maintained the Fund's overweight in the sector. We believe utilities are attractive given current valuations and the possibility that dividend income--typically higher on utilities than the broad market average--may become tax-exempt if President Bush's proposed fiscal stimulus plan is implemented.

In addition to sector strategy, our risk management strategy added to the Fund's relative performance. In the first nine months of the year, the Fund focused on undervalued stocks with below-market betas (beta is a measure of a stock's sensitivity to changes in the market). This risk-averse approach helped limit the Fund's losses when the market declined. Later in the year, when we believed the market had reached a fair value range, we increased the Fund's risk exposure (moving into stocks with a neutral beta). This move enabled the Fund to participate more fully in the fourth quarter's rally.

LOOKING AHEAD

Our valuation model suggests that the U.S. equity market could provide positive returns in 2003, although not at the levels to which we've grown accustomed in more recent years. The economic recovery has been mild, but corporate profits are improving. There are still a great many uncertainties, however, especially with respect to the unfolding events in Korea and the Middle East. We believe it will be more important than ever to employ a fundamental, disciplined investment strategy in this environment. To that end, we intend to continue to focus on companies that have solid balance sheets and demonstrated cash flows.

UBS U.S. EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                  6 months        1 year       3 years       5 years         Annualized
                                                    ended         ended         ended         ended         8/31/97* to
                                                  12/31/02       12/31/02      12/31/02      12/31/02         12/31/02
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY RELATIONSHIP FUND                   -8.95%        -15.26%        -2.96%       1.10%            1.61%
-----------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                                -10.30         -20.86        -14.37       -0.87             0.57
-----------------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS U.S. EQUITY RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Equity Relationship Fund and the Wilshire 5000 Index if you had invested $100,000 on August 31, 1997.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS U.S. EQUITY RELATIONSHIP FUND  WILSHIRE 5000 FUND INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

                    UBS
                U.S. Equity
                Relationship    Wilshire 5000
                    Fund         Fund Index
                ------------    ------------
                  100000         100000
                  104257         105901
                   98531         102373
                  100718         105725
12/31/97          103067         107679
                  103809         108264
                  112855         116145
                  119441         121958
                  118337         123406
                  116730         120122
                  117597         124334
                  114727         121609
                   98428         102671
                  105613         109378
                  113721         117515
                  118588         124915
12/31/98          123079         132909
                  122444         137794
                  118063         132799
                  121869         137924
                  132496         144535
                  130852         141371
                  135899         148690
                  130382         143923
                  126096         142581
                  117234         138856
                  117455         147686
                  118317         152632
12/31/99          119159         164222
                  111309         157405
                  102307         160931
                  112479         170489
                  117118         161607
                  118471         155963
                  114724         162839
                  115213         159520
                  122652         171100
                  118541         163116
                  122805         159650
                  119938         143768
12/31/00          124626         146331
                  130518         151936
                  126239         137526
                  120936         128267
                  127270         138823
                  130930         140206
                  128948         137856
                  128152         135580
                  123676         127375
                  113201         115933
                  115583         118882
                  125375         127973
12/31/01          128484         130273
                  128495         128655
                  127758         126011
                  133042         131526
                  129488         125104
                  128036         123633
                  119588         114942
                  111670         105666
                  113006         106290
                   99831         95618.4
                  107147         102933
                  114307         109140
12/31/02          108884         103094


TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2002

                                           Percentage of
                                            Net Assets
--------------------------------------------------------
Citigroup, Inc.                                3.5%
Wells Fargo & Co.                              3.4
Burlington Northern Santa Fe Corp.             2.9
Microsoft Corp.                                2.9
United Health Group, Inc.                      2.8


                                           Percentage of
                                            Net Assets
--------------------------------------------------------
GreenPoint Financial Corp.                     2.6%
Nextel Communications,Inc.                     2.6
Omnicom Group.                                 2.5
Johnson & Johnson                              2.4
Illinois Tool Works, Inc.                      2.4
--------------------------------------------------------
Total                                         28.0%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                         SHARES        VALUE
                                                         ------      ---------
U.S. EQUITIES -- 96.51%
AIRLINES -- 0.38%
Continental Airlines, Inc., Class B (b) .............     3,700        $ 26,825
Delta Air Lines, Inc ................................    13,500         163,350
                                                                      ---------
                                                                        190,175
                                                                      ---------
AUTOS/DURABLES -- 0.82%
Johnson Controls, Inc ...............................     5,100         408,867
                                                                      ---------
BANKS -- 8.04%
FleetBoston Financial Corp ..........................    22,241         540,456
GreenPoint Financial Corp ...........................    28,900       1,305,702
PNC Financial Services Group ........................    11,400         477,660
Wells Fargo & Co ....................................    36,000       1,687,320
                                                                      ---------
                                                                      4,011,138
                                                                      ---------
BROADCASTING & PUBLISHING -- 2.68%
McGraw-Hill Cos., Inc ...............................     6,500         392,860
Viacom, Inc., Class B (b) ...........................    23,200         945,632
                                                                      ---------
                                                                      1,338,492
                                                                      ---------
CAPITAL GOODS -- 3.42%
Illinois Tool Works, Inc ............................    18,400       1,193,424
Pentair, Inc ........................................    14,900         514,795
                                                                      ---------
                                                                      1,708,219
                                                                      ---------
CHEMICALS -- 2.89%
Dow Chemical Co. (The) ..............................    17,800         528,660
Eastman Chemical Co .................................     9,300         341,961
IMC Global, Inc .....................................    29,900         319,033
Waters Corp. (b) ....................................    11,500         250,470
                                                                      ---------
                                                                      1,440,124
                                                                      ---------
COMPUTER SOFTWARE -- 2.88%
Microsoft Corp. (b) .................................    27,800       1,437,260
                                                                      ---------
COMPUTER SYSTEMS -- 1.28%
Hewlett-Packard Co ..................................    36,698         637,077
                                                                      ---------
CONSTRUCTION -- 1.23%
Martin Marietta Materials, Inc ......................    19,963         612,066
                                                                      ---------
CONSUMER -- 1.16%
Kimberly-Clark Corp .................................    12,200         579,134
                                                                      ---------
ELECTRIC COMPONENTS -- 1.81%
Advanced Micro Devices, Inc. (b) ....................    33,900         218,994
Intel Corp ..........................................    25,800         401,706
Texas Instruments, Inc ..............................    19,000         285,190
                                                                      ---------
                                                                        905,890
                                                                      ---------
ENERGY -- 7.97%
ConocoPhillips ......................................    10,560         510,999
Exelon Corp .........................................    18,900         997,353
ExxonMobil Corp .....................................    25,300         883,982
First Energy Corp ...................................    26,360         869,089
Kerr-McGee Corp .....................................     5,200         230,360
Progress Energy, Inc ................................    11,200         485,520
                                                                      ---------
                                                                      3,977,303
                                                                      ---------
FINANCIAL SERVICES -- 16.58%
American International Group, Inc ...................    11,453         662,556

                                                         SHARES        VALUE
                                                        -------      ---------
Anthem Inc. (b) .....................................    15,900     $ 1,000,110
Citigroup, Inc ......................................    49,860       1,754,573
Freddie Mac .........................................    20,100       1,186,905
Hartford Financial Services Group, Inc. (The) .......    10,600         481,558
Household International, Inc ........................    29,200         812,052
J.P. Morgan Chase & Co ..............................    41,900       1,005,600
Mellon Financial Corp ...............................    21,700         566,587
Morgan Stanley ......................................    20,200         806,384
                                                                      ---------
                                                                      8,276,325
                                                                      ---------
HEALTH: DRUGS -- 8.36%
Allergan, Inc .......................................    19,200       1,106,304
Bristol-Myers Squibb Co .............................    37,400         865,810
Cephalon, Inc. (b) ..................................    12,300         598,616
SICOR, Inc. (b) .....................................    45,100         714,835
Wyeth, Inc ..........................................    23,700         886,380
                                                                      ---------
                                                                      4,171,945
                                                                      ---------
HEALTH: NON-DRUGS -- 6.41%
Advanced Medical Optics, Inc. (b) ...................     4,288          51,327
Baxter International, Inc ...........................    20,200         565,600
Johnson & Johnson ...................................    22,274       1,196,337
United Health Group, Inc ............................    16,600       1,386,100
                                                                      ---------
                                                                      3,199,364
                                                                      ---------
HOUSING/PAPER -- 1.92%
American Standard Companies, Inc. (b) ...............    13,500         960,390
                                                                      ---------
INDUSTRIAL COMPONENTS -- 1.65%
Ingersoll-Rand Co., Class A .........................    19,100         822,446
                                                                      ---------
METALS NON-FERROUS -- 2.22%
Masco Corp ..........................................    52,700       1,109,335
                                                                      ---------
RECREATION -- 0.97%
Royal Caribbean Cruises Ltd .........................    29,100         485,970
                                                                      ---------
RETAIL/APPAREL -- 4.36%
Costco Wholesale Corp. (b) ..........................    21,400         600,484
Newell Rubbermaid, Inc ..............................    28,500         864,405
RadioShack Corp .....................................    16,500         309,210
TJX Companies, Inc ..................................    20,600         402,112
                                                                      ---------
                                                                      2,176,211
                                                                      ---------
SERVICES/MISCELLANEOUS -- 5.51%
Computer Sciences Corp. (b) .........................     6,200         213,590
First Data Corp .....................................    16,948         600,129
MeadWestvaco Corp ...................................    14,200         350,882
Omnicom Group .......................................    19,400       1,253,240
Viad Corp ...........................................    14,800         330,780
                                                                      ---------
                                                                      2,748,621
                                                                      ---------
TECHNOLOGY -- 1.85%
United Technologies Corp ............................    14,900         922,906
                                                                      ---------
TELECOMMUNICATIONS- EQUIPMENT -- 0.25%
CommScope, Inc.(b) ..................................    15,900         125,610
                                                                      ---------
TELECOMMUNICATIONS- SERVICES -- 4.79%
Motorola, Inc .......................................    54,315         469,825
Nextel Communications, Inc., Class A (b) ............   112,000       1,293,600

UBS U.S. EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                        SHARES         VALUE
                                                       --------    -------------
   SBC Communications, Inc ..........................    23,100    $    626,241
                                                                   ------------
                                                                      2,389,666
                                                                   ------------
   TRANSPORTATION -- 2.95%
   Burlington Northern Santa Fe Corp ................    56,600       1,472,166
                                                                   ------------
   UTILITIES -- 4.13%
   CMS Energy Corp ..................................    25,100         236,944
   Consolidated Edison, Inc .........................    11,300         483,866
   Dominion Resources, Inc ..........................     6,900         378,810
   Entergy Corp .....................................    11,400         519,726
   Sempra Energy ....................................    18,600         439,890
                                                                   ------------
                                                                      2,059,236
                                                                   ------------
     Total Equities (Cost $51,284,727) ..............                48,165,936
                                                                   ------------
   SHORT-TERM INVESTMENT -- 3.90%
   OTHER -- 3.90%
     UBS Supplementary Trust
        U.S. Cash Management Prime Fund
        (Cost $1,945,066) ........................... 1,945,066       1,945,066
                                                                   ------------
   Total Investments
     (Cost $53,229,793) -- 100.41% (a) ..............                50,111,002
   Liabilities, less cash and
     other assets -- (0.41)% ........................                  (205,678)
                                                                   ------------
   Net Assets -- 100% ...............................              $ 49,905,324
                                                                   ============
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $53,229,793; and net unrealized depreciation consisted of:

          Gross unrealized appreciation .........................  $  3,241,368
          Gross unrealized depreciation .........................    (6,360,159)
                                                                   ------------
             Net unrealized depreciation ........................  $ (3,118,791)
                                                                   ============
(b)  Non-income producing security.
%    Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND

The S&P 500 Index declined 22.10% for the year ended December 31, 2002. UBS U.S. Large Cap Equity Relationship Fund's decline of 16.10% significantly outperformed this benchmark. Over the longer-term, the Fund posted a decline of 8.86% on an annualized basis since its inception on April 30, 1999, versus a decline of 9.53% for the Index. (Returns over various time periods are shown in the table on page 19; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

2002 marked the third year in a row that the U.S. equity market has posted a decline. Stock prices were held back in the first three quarters by disappointing earnings, corporate scandals and the growing threat of a conflict in the Middle East. No segment of the market was immune, as declines were recorded across virtually every investment style and industry sector.

The investment environment changed dramatically in the fourth quarter. Stocks from several of the year's worst performing sectors met or exceeded revised third quarter earnings, which ignited investor interest. A two-month rally in lower-priced, higher volatility stocks ensued. Unfortunately, the gains were not nearly enough to overcome the losses posted by the overall market in the prior nine months. In terms of market capitalization, small caps outperformed large caps over the 12-month period.

SECTOR AND RISK MANAGEMENT STRATEGIES DROVE
PERFORMANCE

While the Fund was unable to avoid the market's overall weakness, it did outperform its benchmark due largely to sector strategy. For example, an overweight in the banking sector provided strong support. Banks have begun to reap the benefits of earlier consolidations, an increased focus on automation and the introduction of new products. The Fund's holdings in this sector were bought at what we believe were attractive valuations and thus provided, in our opinion, an appealing return on equity. The Fund also benefited from its underweight in telecommunications, which was ultimately one of the worst performing sectors of the year. The prices of telecommunications stocks hit record lows, but we maintained caution in this area because of our view on the difficulties facing the industry as a whole. One sector-related strategy that didn't work in the Fund's favor was an overweight in electric utilities. Utilities are usually seen as a "safe haven" during economic downturns. This was not the case in 2002, however, as utilities, burdened by debt and a decline in the demand for their products, fell more than 30%. Despite this drop, we have maintained the Fund's overweight in the sector. As such, we believe utilities are attractive given current valuations and the possibility that dividend income, typically higher on utilities than the broad market average, may become tax exempt if President Bush's fiscal stimulus plan is implemented.

In addition to sector strategy, our risk management strategy further added to the Fund's relative performance. In the first nine months of the year, the Fund focused on undervalued stocks that possessed below-market betas (beta is a measure of a stock's sensitivity to changes in the market). This risk-averse approach helped limit the Fund's losses when the market declined. Later, when the market reached what we believed was a "fair value" range, we increased the Fund's risk exposure (moving into stocks that had neutral betas). Thus the Fund was able to more fully participate in the fourth quarter's rally.

LOOKING AHEAD

Our analysis model suggests that the U.S. equity market is well-positioned to provide positive returns in 2003, though not at the levels we've grown accustomed to in recent years. The economic recovery so far has been mild, but corporate profits are improving. However, there are still a great many uncertainties, especially with regards to the geopolitical situation. This uncertain environment only serves to reinforce our commitment to adhering to the Fund's fundamental, disciplined investment approach.

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                      6 months       1 year        3 years      Annualized
                                                       ended          ended         ended       4/30/99* to
                                                      12/31/02      12/31/02      12/31/02       12/31/02
------------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND            -7.99%       -16.10%        -4.63%         -8.86%
------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         -10.29        -22.10        -14.55          -9.53
------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Large Cap Equity Relationship Fund and the S&P 500 Index if you had invested $100,000 on April 30, 1999.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND VS. S&P 500 INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

                  UBS
             U.S. Large Cap
                 Equity
              Relationship     S&P 500
                  Fund          Index
             --------------   ---------
                100000        100000
                 97074         97638.6
                 99706        103057
                 94900         99840.1
                 92286         99346.5
                 84256         96623.4
                 83956        102738
                 83199        104826
12/31/99         81963        111001
                 76119        105424
                 69070        103429
                 74717        113547
                 77521        110132
                 78886        107872
                 76345        110532
                 76224        108804
                 81803        115562
                 79254        109460
                 83325        108998
                 81380        100405
12/31/00         84772        100896
                 88214        104476
                 85304         94950.1
                 82639         88935
                 85196         95846.1
                 87405         96489.2
                 85814         94140.7
                 85486         93214
                 82269         87378.6
                 76607         80322.5
                 77184         81854.2
                 82976         88132.9
12/31/01         84750         88905
                 84568         87607.6
                 83887         85918.1
                 87156         89149.4
                 84043         83744.4
                 83220         83127.5
                 77283         77205.5
                 72629         71191.2
                 74075         71661
                 64540         63871.5
                 70317         69492.2
                 74897         73585.3
12/31/02         71106         69265.8


TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2002

                                        Percentage of
                                          Net Assets
-----------------------------------------------------
United Health Group, Inc.                    4.2%
Illinois Tool Works, Inc.                    3.9
Citigroup, Inc.                              3.9
Freddie Mac                                  3.8
Nextel Communications, Inc.                  3.7

                                        Percentage of
                                          Net Assets
-----------------------------------------------------
 Microsoft Corp.                             3.7%
 Well Fargo & Co.                            3.6
 Masco Corp.                                 3.5
 Omnicom Group                               3.4
 Johnson & Johnson                           3.3
-----------------------------------------------------
 Total                                      37.0%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                        SHARES         VALUE
                                                        ------       ---------
   U.S. EQUITIES -- 97.52%
   BANKS -- 7.00%
   FleetBoston Financial Corp ......................     8,400       $ 204,120
   PNC Financial Services Group ....................     4,300         180,170
   Wells Fargo & Co ................................     8,800         412,456
                                                                     ---------
                                                                       796,746
                                                                     ---------
   BROADCASTING & PUBLISHING -- 3.44%
   McGraw-Hill Cos., Inc ...........................     2,300         139,012
   Viacom, Inc., Class B (b) .......................     6,200         252,712
                                                                     ---------
                                                                       391,724
                                                                     ---------
   CAPITAL GOODS -- 3.93%
   Illinois Tool Works, Inc ........................     6,900         447,534
                                                                     ---------
   CHEMICALS -- 1.30%
   Dow Chemical Co. (The) ..........................     5,000         148,500
                                                                     ---------
   COMPUTER SOFTWARE -- 3.68%
   Microsoft Corp. (b) .............................     8,100         418,770
                                                                     ---------
   COMPUTER SYSTEMS -- 1.78%
   Hewlett-Packard Co ..............................    11,637         202,018
                                                                     ---------
   CONSUMER -- 1.04%
   Kimberly-Clark Corp .............................     2,500         118,675
                                                                     ---------
   ELECTRIC COMPONENTS -- 2.02%
   Advanced Micro Devices, Inc. (b) ................    20,900         135,014
   Texas Instruments, Inc ..........................     6,300          94,563
                                                                     ---------
                                                                       229,577
                                                                     ---------
   ENERGY -- 10.13%
   American Electric Power Co., Inc ................     4,420         120,799
   ConocoPhillips ..................................     4,068         196,850
   ExxonMobil Corp .................................     8,800         307,472
   FirstEnergy Corp ................................     8,000         263,760
   Progress Energy, Inc ............................     6,100         264,435
                                                                     ---------
                                                                     1,153,316
                                                                     ---------
   FINANCIAL SERVICES -- 18.61%
   American International Group, Inc ...............     3,158         182,690
   Citigroup, Inc ..................................    12,600         443,394
   Freddie Mac .....................................     7,400         436,970
   Hartford Financial Services Group, Inc. (The) ...     3,000         136,290
   Household International, Inc ....................     8,500         236,385
   J.P Morgan Chase & Co ...........................    10,700         256,800
   Mellon Financial Corp ...........................     5,900         154,049
   Morgan Stanley ..................................     6,800         271,456
                                                                     ---------
                                                                     2,118,034
                                                                     ---------
                                                        SHARES        VALUE
                                                        ------     -----------
HEALTH: DRUGS -- 7.28%
Allergan, Inc ......................................     4,900       $ 282,338
Bristol-Myers Squibb Co ............................    12,100         280,115
Wyeth, Inc .........................................     7,100         265,540
                                                                   -----------
                                                                       827,993
                                                                   -----------
HEALTH: NON-DRUGS -- 9.15%
Advanced Medical Optics, Inc. (b) ..................     1,088          13,024
Baxter International, Inc ..........................     6,300         176,400
Johnson & Johnson ..................................     7,000         375,970
United Health Group, Inc ...........................     5,700         475,950
                                                                   -----------
                                                                     1,041,344
                                                                   -----------
METALS NON-FERROUS -- 3.53%
Masco Corp .........................................    19,100         402,055
                                                                   -----------
RETAIL/APPAREL -- 4.73%
Costco Wholesale Corp. (b) .........................     7,500         210,450
Newell Rubbermaid, Inc .............................    10,800         327,564
                                                                   -----------
                                                                       538,014
                                                                   -----------
SERVICES/MISCELLANEOUS -- 5.21%
First Data Corp ....................................     5,800         205,378
Omnicom Group ......................................     6,000         387,600
                                                                   -----------
                                                                       592,978
                                                                   -----------
TECHNOLOGY -- 3.05%
United Technologies Corp ...........................     5,600         346,864
                                                                   -----------
TELECOMMUNICATIONS- SERVICES -- 6.70%
Motorola, Inc ......................................    14,500         125,425
Nextel Communications, Inc., Class A (b) ...........    36,600         422,730
SBC Communications, Inc ............................     7,900         214,169
                                                                   -----------
                                                                       762,324
                                                                   -----------
TRANSPORTATION -- 3.22%
Burlington Northern Santa Fe Corp ..................    14,100         366,741
                                                                   -----------
UTILITIES -- 1.72%
Entergy Corp .......................................     4,300         196,037
                                                                   -----------
Total U.S. Equities (Cost $12,021,277) .............                11,099,244
                                                                   -----------
SHORT-TERM INVESTMENT -- 2.61%
OTHER -- 2.61%
     UBS Supplementary Trust
        U.S. Cash Management Prime Fund
        (Cost $296,976) ............................   296,976         296,976
                                                                   -----------
Total Investments
     (Cost $12,318,253)--100.13% (a) ...............                11,396,220
Liabilities, less cash
     and other assets--(0.13)% .....................                   (15,314)
                                                                   -----------
   Net Assets -- 100% ..............................               $11,380,906
                                                                   ===========

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $12,318,253; and net unrealized depreciation consisted of:

               Gross unrealized appreciation ............   $817,490
               Gross unrealized depreciation ............ (1,739,523)
                                                          ----------
                    Net unrealized depreciation ......... $ (922,033)
                                                          ==========
(b)  Non-income producing security.
%    Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS U.S. VALUE EQUITY RELATIONSHIP FUND

Over the fiscal year ended December 31, 2002, UBS U.S. Value Equity Relationship Fund declined 14.92%, outperforming its benchmark, the Russell 1000 Value Index, which declined 15.52% over the same period. This marks the third year in a row that the Fund has outperformed its benchmark. Since its inception on June 25, 1998, the Fund has provided an annualized return of 1.71% versus a 1.26% decline posted by the benchmark. (Returns over various time periods are shown in the table on page 23; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

During the first nine months of 2002, equity prices fell sharply, overwhelmed by a weak economy and investor pessimism. In early October, the S&P 500 Index hit a five-year low. A market rally ensued shortly thereafter, however, as some of the year's worst performing stocks met or exceeded revised earnings expectations, which in turn sparked investor interest. The two-month rally was led by low-priced, high-volatility stocks. This late-in-the-game gain was not enough, however, to make up for the earlier market declines, and the S&P 500 Index finished the year down 22.10%.

Value stocks fared better than growth stocks in this environment. Investors' newfound respect for fundamentals and price--a remnant of the bursting of the technology bubble--drove the Russell 1000 Value Index to significantly outperform the Russell 1000 Growth Index in 2002 (the indexes declined 15.52% and 27.89%, respectively).

SECTOR AND RISK MANAGEMENT STRATEGIES FUNDAMENTAL TO
OUTPERFORMANCE

Our focus on intrinsic value led us to sectors that contributed to performance over the period. For example, contributions from holdings in the banking and pharmaceutical industries enhanced relative results. During the period, we believed banks had respectable growth potential and very attractive stock prices relative to their intrinsic value. As such, our overweight in this sector provided solid return on equity. Many pharmaceuticals were also selling at discounted stock prices. Our focus on what we believe were fundamentally strong companies that possessed established drug pipelines resulted in considerable stock price appreciation. The Fund also benefited from its relative underweighting in telecommunications, where poor industry conditions and negative investor sentiment kept stock prices down.

The Fund's risk management strategy also supported relative performance. Our analysis guided us toward lower volatility stocks for most of the year. These stocks tended to suffer less than others during the market's decline, improving the Fund's performance versus the benchmark. We did move into slightly more volatile stocks in the fourth quarter, however, and we were able to participate more fully in the rally as a result.

LOOKING AHEAD

Our research model indicates that the U.S. equity market is in a position to deliver positive returns in 2003. However, these prospects are complicated by the still evolving situations in the Middle East and Korea. Therefore, we believe it will take extensive, bottom-up research to identify compelling opportunities in this environment. We will continue to rely on our fundamental, disciplined process to find companies that we believe are selling for less than their intrinsic value.

UBS U.S. VALUE EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                 6 months       1 year        3 years       Annualized
                                                   ended         ended         ended        6/25/98* to
                                                 12/31/02      12/31/02       12/31/02       12/31/02
-----------------------------------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY RELATIONSHIP FUND            -9.85%       -14.92%          1.07%         1.71%
-----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                          -11.29        -15.52          -5.14         -1.26
-----------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS U.S. VALUE EQUITY RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Value Equity Relationship Fund and the Russell 1000 Value Index if you had invested $100,000 on June 25, 1998.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS U.S. VALUE EQUITY RELATIONSHIP FUND VS. RUSSELL 1000 VALUE INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

6/25/98 = $100,000     Data through 12/31/02

                  UBS
               U.S. Value
                 Equity
              Relationship      Russell 1000
                  Fund          Value Index
              ------------      ------------
                 100000           100000
                  99349            98235.2
                  86495            83616.1
                  93847            88415.4
                  98600            95264.1
                 103239            99702.4
12/31/98         104832           103096
                 102318           103901
                 100242           102434
                 104550           104554
                 116631           114319
                 116502           113063
06/30/99         119140           116345
                 114749           112939
                 110949           108747
                 104435           104947
                 107643           110988
                 105599           110120
12/31/99         104550           110651
                 100563           107041
                  89898.5          99088.7
                 102159           111179
                 106496           109885
                 109076           111043
06/30/00         103277           105968
                 107176           107294
                 111977           113265
                 113688           114301
                 117880           117111
                 116449           112763
12/31/00         122579           118413
                 126287           118867
                 123218           115563
                 119187           111477
                 124909           116946
                 128826           119573
06/30/01         126570           116922
                 128058           116673
                 123199           111999
                 116207           104116
                 116188           103221
                 124509           109221
12/31/01         126885           111793
                 125872           110932
                 126365           111111
                 131811           116367
                 127855           112375
                 127444           112940
06/30/02         119749           106454
                 110126            96554.2
                 112290            97288
                  97687            86469.6
                 105616            92877
                 112054            98728.2
12/31/02         107950            94443.4


TOP TEN U.S. EQUITY HOLDINGS

AS OF DECEMBER 31, 2002

                                         Percentage of
                                         Net Assets
---------------------------------------------------------
Citigroup, Inc.                              5.4%
Wells Fargo & Co.                            4.4
ExxonMobil Corp.                             4.2
J.P. Morgan Chase & Co.                      3.5
GreenPoint Financial Corp.                   3.5

                                        Percentage of
                                         Net Assets
---------------------------------------------------------
 Nextel Communications, Inc.                 3.3%
 United Health Group, Inc.                   2.9
 ConocoPhillips.                             2.8
 Illinois Tool Works, Inc.                   2.8
 Freddie Mac                                 2.7
---------------------------------------------------------
 Total                                      35.5%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S.VALUE EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                       SHARES        VALUE
                                                       -------    ------------
U.S. EQUITIES -- 96.69%
AUTOS/DURABLES -- 1.07%
Johnson Controls, Inc ............................      12,200       $ 978,074
                                                                  ------------
BANKS -- 11.27%
FleetBoston Financial Corp .......................      61,100       1,484,730
GreenPoint Financial Corp ........................      69,600       3,144,528
PNC Financial Services Group .....................      39,000       1,634,100
Wells Fargo & Co .................................      85,200       3,993,324
                                                                  ------------
                                                                    10,256,682
                                                                  ------------
BROADCASTING & PUBLISHING -- 1.38%
Viacom, Inc., Class B (b) ........................      30,900       1,259,484
                                                                  ------------
CAPITAL GOODS -- 4.11%
Illinois Tool Works, Inc .........................      39,400       2,555,484
Pentair, Inc .....................................      34,200       1,181,610
                                                                  ------------
                                                                     3,737,094
                                                                  ------------
CHEMICALS -- 2.45%
Dow Chemical Co. (The) ...........................      75,000       2,227,500
                                                                  ------------
CONSTRUCTION -- 1.65%
Martin Marietta Materials, Inc ...................      49,000       1,502,340
                                                                  ------------
CONSUMER -- 1.01%
Kimberly-Clark Corp ..............................      19,300         916,171
                                                                  ------------
ENERGY -- 17.82%
CMS Energy Corp ..................................      63,300         597,552
ConocoPhillips ...................................      53,483       2,588,042
DTE Energy Co ....................................      33,400       1,549,760
Exelon Corp ......................................      43,400       2,290,218
ExxonMobil Corp ..................................     109,700       3,832,918
First Energy Corp ................................      64,750       2,134,808
Progress Energy, Inc .............................      44,500       1,929,075
Sempra Energy ....................................      54,900       1,298,385
                                                                  ------------
                                                                    16,220,758
                                                                  ------------
FINANCIAL SERVICES -- 22.36%
American International Group, Inc ................      26,984       1,561,024
Anthem Inc. (b) ..................................      18,200       1,144,780
Citigroup, Inc ...................................     139,259       4,900,524
Freddie Mac ......................................      42,200       2,491,910
Hartford Financial Services Group, Inc. (The). ...      30,800       1,399,244
Household Finance Corp ...........................      74,700       2,077,407
J.P. Morgan Chase & Co ...........................     131,900       3,165,600
Mellon Financial Corp., International ............      49,700       1,297,667
Morgan Stanley ...................................      57,900       2,311,368
                                                                  ------------
                                                                    20,349,524
                                                                  ------------
HEALTH: DRUGS -- 6.07%
Bristol-Myers Squibb Co ..........................      76,100       1,761,715
Cephalon, Inc. (b) ...............................      25,600       1,245,901
SICOR, Inc. (b) ..................................      42,400         672,040
Wyeth, Inc .......................................      49,300       1,843,820
                                                                  ------------
                                                                     5,523,476
                                                                  ------------

                                                       SHARES        VALUE
                                                      -------     -----------
HEALTH: NON-DRUGS -- 5.67%
Baxter International, Inc ........................      31,900       $ 893,200
Johnson & Johnson ................................      29,500       1,584,445
United Health Group, Inc .........................      32,100       2,680,350
                                                                  ------------
                                                                     5,157,995
                                                                  ------------
LEISURE & TOURISM -- 0.89%
Walt Disney Co. (The) ............................      49,900         813,869
                                                                  ------------
METALS NON-FERROUS -- 2.03%
Masco Corp .......................................      87,600       1,843,980
                                                                  ------------
RETAIL/APPAREL -- 1.62%
Newell Rubbermaid, Inc ...........................      48,600       1,474,038
                                                                  ------------
SERVICES / MISCELLANEOUS -- 1.62%
First Data Corp ..................................      41,700       1,476,597
                                                                  ------------
TECHNOLOGY -- 2.20%
United Technologies Corp .........................      32,400       2,006,856
                                                                  ------------
TELECOMMUNICATIONS - SERVICES -- 8.97%
AT&T Wireless Services, Inc.(b) ..................      11,939          67,455
BellSouth Corp ...................................      37,150         961,071
Motorola, Inc ....................................      98,200         849,430
Nextel Communications, Inc., Class A (b) .........     263,600       3,044,580
SBC Communications, Inc ..........................      76,100       2,063,071
Verizon Communications, Inc ......................      30,300       1,174,125
                                                                  ------------
                                                                     8,159,732
                                                                  ------------
TEXTILES AND APPAREL -- 0.40%
CommScope, Inc.(b) ...............................      46,400         366,560
                                                                  ------------
TRANSPORTATION -- 4.10%
Burlington Northern Santa Fe Corp ................      63,900       1,662,039
Norfolk Southern Corp ............................     103,500       2,068,965
                                                                  ------------
                                                                     3,731,004
                                                                  ------------
Total U.S. Equities (Cost $96,747,347) ...........                  88,001,734
                                                                  ------------
SHORT -TERM INVESTMENTS -- 0.76%
OTHER -- 0.62%
UBS Supplementary Trust
   U.S. Cash Management Prime Fund ...............     570,844         570,844
                                                                  ------------
                                                        FACE
                                                       AMOUNT
                                                       -------
U.S. GOVERNMENT OBLIGATIONS -- 0.14%
U.S. Treasury Bill, due 02/06/03 (c) .............   $ 125,000         124,856
                                                                  ------------
Total Short-Term Investments (Cost $695,653) .....                     695,700
                                                                  ------------
Total Investments
   (Cost $97,443,000)--97.45% (a) ................                  88,697,434
Cash and other assets,
   less liabilities-- 2.55% ......................                   2,321,400
                                                                  ------------
Net Assets-- 100% ................................                $ 91,018,834
                                                                  ============

UBS U.S.VALUE EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $97,443,000; and net unrealized depreciation consisted of:

     Gross unrealized appreciation ...............  $  7,002,104
     Gross unrealized depreciation ...............   (15,747,670)
                                                    ------------
        Net unrealized depreciation ..............  $ (8,745,566)
                                                    ============
(b)  Non-income producing security.
(c) All or a portion of these securities was pledged to cover margin requirements for futures contracts.
%    Represents a percentage of net assets.


FUTURES CONTRACTS

UBS U.S. Value Equity Relationship Fund had the following open futures contracts as of December 31, 2002:

                                    EXPIRATION                  CURRENT    UNREALIZED
                                       DATE         COST         VALUE        LOSS
                                    ----------    ---------   -----------   --------
INDEX FUTURES BUY CONTRACTS:
S&P 500 Index, 6 contracts .......  March 2003    1,320,992   $ 1,318,350   $ (2,642)
                                                                            ========

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2002 was $124,856.

                 See accompanying notes to financial statements.

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND

The UBS U.S. Small Cap Equity

Relationship Fund substantially outperformed its benchmark for the fiscal year ended December 31, 2002, posting a decline of 4.22% versus a decline of 20.48% for the Russell 2000 Index. The Fund also outperformed over the longer term, returning 12.02% since its inception on April 30, 1995, compared to 6.31% for the Index. (Returns over various time periods are shown in the table on page 27; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

2002 presented yet another year of challenges for stock investors. In January, most analysts were predicting steady economic growth and a much-improved stock market. Instead, the economy moved in fits and starts throughout the year, never achieving a sustainable recovery. The uncertain economic environment, combined with the increasing likelihood of a conflict in the Middle East, compelled investors to avoid stocks. Small caps did manage to sustain a slight performance advantage over the general market (as measured by the S&P 500 Index) in 2002. Small caps turned in negative results for the first three quarters of the year, but then gained 7.5% in a fourth quarter rally. Unfortunately, this rally was largely restricted to fairly speculative stocks and only lasted two months. In December, the Russell 2000 Index declined 5.6%, a reversion to the patterns set in the first three quarters of the year. Within the small-cap universe, value bested growth yet again as the Russell 2000 Value Index returned 19 percentage points more than the Russell 2000 Growth Index in 2002.

FINDING VALUE IN STOCKS

The Fund's strong relative performance in this environment was due primarily to good stock selection. By stressing in-depth research and analysis and by focusing on a stock's intrinsic value (intrinsic value investing emphasizes the present value of a company's future cash flows), we were able to identify small-cap companies that possessed low price-to-earnings multiples and lower-than-average volatility. Some of the Fund's best contributors during the period were in the consumer non-durables, materials and services and technology sectors. We also benefited from an underweight in the computer hardware and transportation sectors, since investors bypassed these industries for ones that were more consistently profitable and had better free cash flows. The Fund's overweighting in financials and utilities, however, detracted from relative performance.

LOOKING AHEAD

As we enter 2003, we are cautiously optimistic about the prospects for small-cap stocks. Small-cap profit growth continues to exceed large-cap profit growth, and small-cap valuations remain below their historical average. In addition, the economy has begun to show signs of improvement, and this typically favors the small-cap market ahead of the large-cap market. Tempering this outlook, however, is the uncertain geopolitical climate and the effect it has on investors. Going forward, we will continue to maintain a conservative posture, emphasizing low price-to-earnings multiple stocks with consistent cash flows and strong balance sheets. We will, however, look to add higher volatility stocks on an opportunistic basis.

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                       6 months       1 year       3 years        5 years         Annualized
                                        ended         ended         ended          ended         4/30/95* to
                                       12/31/02      12/31/02      12/31/02      12/31/02         12/31/02
-------------------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP EQUITY
RELATIONSHIP FUND                       -11.18%        -4.22%         7.05%         3.57%           12.02%
-------------------------------------------------------------------------------------------------------------
Russell 2000 Index                      -16.56        -20.48         -7.54         -1.36             6.31
-------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Small Cap Equity Relationship Fund and the Russell 2000 Index if you had invested $100,000 on April 30, 1995.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND VS. RUSSELL 2000 INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

4/30/95 = $100,000     Data through 12/31/02

                 UBS
            U.S. Small Cap
                Equity
             Relationship     Russell 2000
                 Fund            Index
            --------------    ------------
                100000          100000
                100802          102030
                105306          107958
                109310          114392
                113508          117835
                113864          120475
                112673          114391
                117557          117308
12/31/95        119936          119959
                118542          120835
                121360          124279
                125800          127895
                134578          137283
                141097          146233
                135051          139755
                126673          126283
                135902          132155
                140758          136477
                142806          134334
                148199          138203
12/31/96        152509          142100
                154820          146931
                153430          143038
                149872          135628
                147152          132536
                161939          147685
                171055          156561
                183111          164561
                191388          170222
                205843          184606
                199239          177074
                198700          173745
12/31/97        200635          174527
                198854          173305
                211131          185610
                219726          194686
                224013          197548
                214001          186683
                211458          185226
                196004          172390
                164747          137602
                170480          145968
                174399          150873
                182545          160544
12/31/98        189356          167559
                194368          170341
                175428          156969
                167446          158633
                181038          174020
                185942          176317
                192865          187760
                194388          185263
                186123          179075
                185192          178699
                180003          178396
                186670          191525
12/31/99        194892          212708
                193974          211007
                204125          236770
                210324          231940
                206710          211344
                197780          201009
                204940          218799
                210175          211759
                220428          227917
                217659          221218
                213730          211343
                202292          189648
12/31/00        213920          205936
                235948          216657
                226842          202442
                218387          192539
                228858          207601
                244670          212704
                247386          220049
                243044          208137
                240350          201415
                211278          174303
                221230          184502
                238394          198786
12/31/01        249640          211055
                256690          208860
                259033          203143
                277162          219463
                287299          221462
                282596          211634
                269197          201133
                236936          170762
                240699          170335
                222130          158105
                228083          163180
                246239          177736
12/31/02        239103          167836


TOP TEN U.S. EQUITY HOLDINGS
AS OF DECEMBER 31, 2002

                                             Percentage of
                                              Net Assets
----------------------------------------------------------------
Wallace Computer Services, Inc.                  3.0%
AmerUs Group Co.                                 2.7
ALLETE, Inc.                                     2.6
City National Corp.                              2.6
Fidelity National Financial, Inc.                2.3

                                             Percentage of
                                              Net Assets
----------------------------------------------------------------
Department 56, Inc.                              2.1%
Snap-On, Inc.                                    2.1
Kilroy Realty Corp.                              2.1
Offshore Logistics, Inc.                         2.0
Inamed Corp.                                     2.0
----------------------------------------------------------------
Total                                           23.5%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                       SHARES         VALUE
                                                       -------     -----------
U.S. EQUITIES -- 94.07%
AUTO PARTS & EQUIPMENT -- 3.35%
Aftermarket Technology Corp. (b) .................     153,600     $ 2,227,200
McGrath Rentcorp .................................     100,700       2,340,268
                                                                   -----------
                                                                     4,567,468
                                                                   -----------
AUTOS/DURABLES -- 4.19%
Apogee Enterprises, Inc ..........................      93,800         839,604
Federal Signal Corp ..............................     119,400       2,318,748
Shaw Group, Inc. (b) .............................      41,600         684,320
Stanley Furniture Co., Inc. (b) ..................      65,586       1,524,874
Watsco, Inc ......................................      21,000         343,980
                                                                   -----------
                                                                     5,711,526
                                                                   -----------
BANKS -- 9.68%
Colonial Bancgroup, Inc ..........................     140,700       1,678,551
FNB Corp .........................................      61,405       1,690,480
Greater Bay Bancorp ..............................      91,700       1,585,493
Hibernia Corp ....................................     136,600       2,630,916
IndyMac Bancorp, Inc. (b) ........................     100,000       1,849,000
North Fork Bancorp., Inc .........................      63,100       2,128,994
Trustmark Corp ...................................      69,400       1,646,862
                                                                   -----------
                                                                    13,210,296
                                                                   -----------
BROADCASTING -- 0.68%
Lodgenet Entertaiment Corp. (b) ..................      86,300         921,684
                                                                   -----------
BUSINESS & PUBLIC SERVICE -- 1.56%
New England Business Services, Inc ...............      87,100       2,125,240
                                                                   -----------
CHEMICALS -- 1.58%
Lubrizol Corp ....................................      70,800       2,159,400
                                                                   -----------
COMPUTER SOFTWARE -- 1.07%
THQ, Inc. (b) ....................................     110,500       1,464,125
                                                                   -----------
COMPUTER SYSTEMS -- 1.11%
Black Box Corp ...................................      30,600       1,370,880
SBS Technologies, Inc. (b) .......................      15,100         138,316
                                                                   -----------
                                                                     1,509,196
                                                                   -----------
CONSTRUCTION -- 1.09%
Pulte Corp .......................................      31,105       1,488,996
                                                                   -----------
DATA PROCESSING -- 1.28%
Reynolds & Reynolds Co., Class A .................      68,500       1,744,695
                                                                   -----------
ELECTRIC COMPONENTS -- 5.01%
CTS Corp .........................................     182,400       1,413,600
DQE, Inc .........................................      68,600       1,045,464
Integrated Silicon Solutions, Inc. (b) ...........     131,400         572,904
Mentor Graphics Corp. (b) ........................     176,100       1,384,146
Methode Electronics, Inc., Class A ...............     126,100       1,383,317
Microsemi Corp. (b) ..............................     170,000       1,035,300
                                                                   -----------
                                                                     6,834,731
                                                                   -----------
ENERGY -- 0.66%
Stone Energy Corp. (b) ...........................      26,806         894,248
                                                                   -----------
FINANCIAL SERVICES -- 10.25%
Allied Capital Corp ..............................      65,860       1,437,724
AmerUs Group Co ..................................     131,300       3,711,851

                                                       SHARES         VALUE
                                                       -------     -----------
City National Corp ...............................      80,100     $ 3,523,599
Eastgroup Properties .............................      65,800       1,677,900
FBL Financial Group, Inc .........................      26,183         509,783
Fidelity National Financial, Inc .................      95,186       3,124,956
                                                                   -----------
                                                                    13,985,813
                                                                   -----------
HEALTH: DRUGS -- 1.63%
KV Pharmaceutical Co., Class A (b) ...............      96,100       2,229,520
                                                                   -----------
HEALTH: NON-DRUGS -- 9.44%
Cooper Companies., Inc ...........................      42,200       1,055,844
Cross Country, Inc. (b) ..........................     102,300       1,427,085
Inamed Corp. (b) .................................      88,750       2,733,500
Ocular Sciences, Inc. (b) ........................      78,300       1,215,216
RehabCare Group, Inc. (b) ........................     130,250       2,485,170
Renal Care Group, Inc. (b) .......................      72,800       2,303,392
Sunrise Assisted Living, Inc. (b) ................      66,700       1,660,163
                                                                   -----------
                                                                    12,880,370
                                                                   -----------
LEISURE & TOURISM -- 0.99%
Innkeepers USA Trust .............................     176,700       1,353,522
                                                                   -----------
MACHINERY & ENGINEERING -- 1.49%
Regal Beloit Corp ................................      97,900       2,026,530
                                                                   -----------
NON-DURABLES -- 6.54%
Department 56, Inc. (b) ..........................     225,900       2,914,110
John B. Sanfilippo & Son, Inc. (b) ...............     127,400       1,282,918
Russ Berrie & Co., Inc ...........................      53,800       1,817,364
Snap-On, Inc .....................................     103,400       2,906,574
                                                                   -----------
                                                                     8,920,966
                                                                   -----------
REAL ESTATE -- 3.79%
Kilroy Realty Corp ...............................     124,600       2,872,030
Parkway Properties, Inc ..........................      65,600       2,301,248
                                                                   -----------
                                                                     5,173,278
                                                                   -----------
RECREATION -- 2.53%
Dover Downs Gaming & Entertainment,
   Inc ...........................................     149,210       1,356,319
Jakks Pacific, Inc. (b) ..........................      95,000       1,279,650
Rare Hospitality International, Inc. (b) .........      29,800         823,076
                                                                   -----------
                                                                     3,459,045
                                                                   -----------
RETAIL - GENERAL -- 0.83%
Movado Group .....................................      59,900       1,126,719
                                                                   -----------
RETAIL/APPAREL -- 5.51%
ALLETE, Inc ......................................     155,400       3,524,472
Party City Corp. (b) .............................     160,600       1,927,200
School Specialty, Inc. (b) .......................     103,200       2,061,936
                                                                   -----------
                                                                     7,513,608
                                                                   -----------
SERVICES/MISCELLANEOUS -- 12.79%
BearingPoint, Inc. (b) ...........................     168,500       1,162,650
Computer Task Group, Inc. (b) ....................     285,300         995,697
First Consulting Group, Inc. (b) .................      71,200         410,112
Handleman Co. (b) ................................      99,700       1,146,550
Interep National Radio Sales, Class A (b) ........     109,400         254,902
Nautilus Group, Inc. (b) .........................      74,900       1,000,664
Newpark Resources, Inc. (b) ......................     395,900       1,722,165

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS DECEMBER 31, 2002
                                                        SHARES       VALUE
                                                       -------   -------------
Rent-A-Center, Inc. (b) ..........................      22,200     $ 1,108,890
ResortQuest International, Inc. (b) ..............     257,900         972,283
Saga Communications, Inc., Class A (b) . .........      41,663         791,588
Scholastic Corp. (b) .............................      32,800       1,179,160
SOS Staffing Services, Inc. (b) ..................     183,000          91,500
United Stationers, Inc. (b) ......................      87,100       2,508,567
Wallace Computer Services, Inc ...................     190,900       4,106,259
                                                                  ------------
                                                                    17,450,987
                                                                  ------------
TECHNOLOGY -- 1.58%
Esterline Technologies Corp. (b) .................      91,000       1,607,970
inTest Corp. (b) .................................     115,200         551,808
                                                                  ------------
                                                                     2,159,778
                                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.35%
Tekelec (b) ......................................      46,000         480,700
                                                                  ------------
TELECOMMUNICATIONS- SERVICES -- 1.25%
3Com Corp. (b) ...................................     369,900       1,712,637
                                                                  ------------
TRANSPORTATION -- 3.59%
Landstar System, Inc. (b) ........................      10,300         601,108
Offshore Logistics, Inc. (b) .....................     127,200       2,788,224
Superior Industries International,Inc ............      36,600       1,513,776
                                                                  ------------
                                                                     4,903,108
                                                                  ------------
UTILITIES -- 0.25%
UniSource Energy Holding Co ......................      19,800         342,342
                                                                  ------------
Total U.S. Equities (Cost $131,531,539) ..........                 128,350,528
                                                                  ------------

                                                       SHARES         VALUE
                                                      --------    ------------
SHORT-TERM INVESTMENTS -- 5.55%
OTHER -- 4.89%
   UBS Supplementary Trust
     U.S. Cash Management Prime Fund .............   6,680,030     $ 6,680,030
                                                                 -------------

                                                         FACE
                                                        AMOUNT
                                                       -------
U.S. GOVERNMENT OBLIGATIONS -- 0.66%
   U.S. Treasury Bill, due 02/06/03 (c) ..........   $ 900,000         898,963
                                                                  ------------
Total Short-Term Investments
   (Cost $7,578,662) .............................                   7,578,993
                                                                  ------------
Total Investments
   (Cost $139,110,201) -- 99.62% (a) .............                 135,929,521
Cash and other assets,
   less liabilities -- 0.38% .....................                     516,917
                                                                  ------------
Net Assets -- 100% ...............................               $ 136,446,438
                                                                 =============
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $139,110,201; and net unrealized depreciation consisted of:

         Gross unrealized appreciation ...............  $ 10,278,694
         Gross unrealized depreciation ...............   (13,459,374)
                                                        ------------
            Net unrealized depreciation ..............  $ (3,180,680)
                                                        ============
(b)  Non-income producing security.
(c) All or a portion of these securities was pledged to cover margin requirements for futures contracts.
%    Represents a percentage of net assets.

FUTURES CONTRACTS

UBS U.S. Small Cap Equity Relationship Fund had the following open futures contracts as of December 31, 2002:

                                    EXPIRATION                  CURRENT    UNREALIZED
                                       DATE         COST         VALUE        LOSS
                                    ----------    ---------   -----------   --------
INDEX FUTURES BUY CONTRACTS:
S&P 500 Index, 19 contracts         March 2003    $4,233,258  $4,174,775    $(58,483)
                                                                            ========

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2002 was $898,963.

                 See accompanying notes to financial statements.

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND

For the fiscal year ended December 31, 2002, the UBS International Equity Relationship Fund declined 11.45%, outperforming its benchmark, the MSCI World Ex USA (Free) Index, which declined 15.78%. Since its inception on June 26, 1998, the Fund has declined 2.52% on an annualized basis versus a decline of 6.13% for the benchmark. (Returns over various time periods are shown in the table on page 31; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

Equity markets struggled around the world in 2002, with most regions posting negative results. This poor performance can be traced to the generally weak global economy and a sharp reduction in corporate capital spending. Intervention from governments in the form of more accommodative monetary policy made no lasting improvements to the situation. Investors had expected 2002 to be a better year for Europe, but actual growth was much less than anticipated. Moreover, a number of European governments were dealing with fiscal and budgetary problems that defied easy resolution. In Asia, Japan, despite a strong first quarter, appeared to be heading back into recession at year-end. All efforts at economic reform in that country were stymied by political indecision and infighting between parliamentary factions.

SECTOR WEIGHTINGS KEY TO PERFORMANCE

The Fund's geographic weightings during the year reflected our regional valuation views. Compared to the benchmark, the Fund was overweight in the U.K. and Australia/New Zealand--two regions that contributed to relative performance. We started the year with a neutral weighting in Japan, but then reduced it to an underweight based on the failed reform efforts in that country.
Sector weightings played an important role in the Fund's performance over this period. We entered 2002 with a defensive posture, underweighting the Fund in cyclical industries such as technology hardware, telecommunications and consumer discretionary. We became somewhat less defensive as the year progressed, moving to an overweighting in software and financials, where we saw increasingly attractive valuations. By year-end we had reduced our weightings in these positions so that they were neutral compared to the benchmark. One sector we actively increased throughout the year was pharmaceuticals.
Pharmaceuticals was hurt in 2002 by upheaval in the Food and Drug Administration, as well as a few well-publicized drug failures. With prices down, we were able to identify what we believe were undervalued stocks of sound companies that had well-developed products in the pipeline. By the end of 2002 the position, which was a positive contributor to performance, was also the Fund's largest overweighting.
Finally, the Fund benefited from our currency strategy. We maintained an underweight to the Japanese yen, with an overweight to the Australian dollar. We overweighted the euro with an underweight to the British pound. The euro overweight was reduced toward year-end.

LOOKING AHEAD

We believe international equity markets are poised to deliver positive returns in 2003. It is our opinion that the widespread fear of equities that was evident last year has dissipated somewhat as investors have grown more confident that, at the very least, a muted recovery will occur. We foresee investment opportunity in a variety of sectors and markets.

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND
TOTAL RETURN

                                                    6 months       1 year       3 years         Annualized
                                                     ended         ended         ended          6/26/98* to
                                                    12/31/02      12/31/02      12/31/02         12/31/02
-----------------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY RELATIONSHIP FUND .......  -13.68%       -11.45%       -10.68%           -2.52%
-----------------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index ...................  -14.38        -15.78        -16.94            -6.13
-----------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS INTERNATIONAL EQUITY RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS International Equity Relationship Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 26, 1998.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND VS. MSCI WORLD EX USA (FREE) INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

6/26/98 = $100,000     Data through 12/31/02

                  UBS
             International
                 Equity
              Relationship     MSCI World Ex
                  Fund        USA (Free) Index
             -------------    ----------------
                 100000           100000
                 102447           100660
                  89742            87808.3
                  87519            85298.9
                  94752            94197.6
                  99532            98984.8
12/31/98         103223           102717
                 103185           102702
                  99869           100118
                 103172           104257
                 107932           108760
                 102553           103195
                 106645           107178
                 109917           110278
                 109589           110574
                 108830           111809
                 111667           116131
                 114634           120177
12/31/99         125008           131240
                 116063           123268
                 116538           126728
                 120269           131933
                 115843           125072
                 114781           122042
                 121629           127310
                 117251           122442
                 117997           124040
                 113550           117613
                 110938           114407
                 110789           109788
12/31/00         116827           113564
                 115750           113776
                 108935           104769
                 102863            97662
                 109399           104486
                 106335           101080
                 104444            96956.6
                 103067            95256.8
                 102900            92710.8
                  94746            83347
                  97091            85382.9
                  99437            88736.5
12/31/01         100597            89301.7
                  96710            84759.4
                  97980            85263.6
                 103012            89799.3
                 104535            90349.9
                 106720            91559.3
                 103200            87843.6
                  92504            79103.2
                  92599            78968.7
                  81866            70598
                  87441            74304.4
                  91716            77722.4
12/31/02          89083            75212


+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND

INDUSTRY DIVERSIFICATION

AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2002
-----------------------------------------------------
INTERNATIONAL EQUITIES
  Aerospace & Military ......................   0.53%
  Appliances & Household Durables ...........   0.92
  Autos/Durables ............................   1.96
  Banks .....................................  14.47
  Beverages & Tobacco .......................   4.22
  Broadcasting & Publishing .................   4.79
  Business & Public Service .................   0.36
  Chemicals .................................   4.13
  Computer Software .........................   0.44
  Construction ..............................   1.04
  Data Processing ...........................   0.98
  Electric Components .......................   3.35
  Electronics ...............................   0.34
  Energy ....................................   5.54
  Financial Services ........................   3.80
  Food & House Products .....................   5.50
  Forest Products ...........................   1.33
  Health: Drugs .............................  10.42
  Health: Non-Drugs .........................   1.38
  Housing/Paper .............................   1.15
  Industrial Components .....................   0.46
  Insurance .................................   2.83
  Machinery & Engineering ...................   1.50
  Metals-Non Ferrous ........................   0.74
  Multi-Industry ............................   1.24
  Real Estate ...............................   0.70
  Recreation ................................   2.48
  Retail/Apparel ............................   2.19
  Services/Miscellaneous ....................   2.04
  Telecommunications ........................   8.27
  Transportation ............................   4.60
  Utilities .................................   3.85
  Wholesale & International Trade ...........   0.50
                                               ------
  Total International Equities ..............  98.05
SHORT-TERM INVESTMENTS ......................   0.21
                                               ------
  TOTAL INVESTMENTS .........................  98.26
CASH AND OTHER ASSETS,
  LESS LIABILITIES ..........................   1.74
                                              ------
  NET ASSETS ................................ 100.00%
                                              ======

TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2002

                                       Percentage of
                                         Net Assets
-----------------------------------------------------
Total Fina S.A., Class B                    3.2%
BP PLC                                      3.0
Shell Transport & Trading Co., PLC          2.4
ENI SPA                                     2.4
Vodafone Airtouch PLC                       2.2
GlaxoSmithKline PLC                         2.1
Nestle S.A.                                 2.1
Gallaher Group PLC                          2.0
Nokia Oyj                                   2.0
Reed Elsevier NV                            1.9
-----------------------------------------------------
Total                                      23.3%

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND - SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                       SHARES        VALUE
                                                       -------     ---------
INTERNATIONAL EQUITIES - 98.05%
AUSTRALIA - 2.85%
Lion Nathan Ltd .....................................   84,874      $  270,984
Mayne Group Ltd .....................................  107,314         196,997
National Australia Bank Ltd., Preferred .............    5,300         172,515
News Corp., Ltd., Preferred .........................   53,204         286,111
QBE Insurance Group Ltd .............................   93,554         429,345
Rio Tinto Ltd .......................................   13,765         263,150
Westpac Banking Corp., Ltd ..........................   86,839         672,363
                                                                    ----------
                                                                     2,291,465
                                                                    ----------
BELGIUM - 0.31%
Fortis ..............................................   14,027         247,294
                                                                    ----------
CANADA - 3.20%
Alcan Aluminum Ltd ..................................   11,360         333,149
Bank of Nova Scotia .................................   15,000         500,000
BCE, Inc ............................................   26,700         481,675
Canadian National Railway Co ........................    9,900         409,022
Domtar, Inc .........................................   18,100         179,877
Royal Bank of Canada ................................   18,400         673,782
                                                                    ----------
                                                                     2,577,505
                                                                    ----------
FINLAND - 3.42%
Nokia Oyj ...........................................   99,014       1,574,158
Sampo Oyj, Class A ..................................   37,960         288,804
UPM-Kymmene Oyj .....................................   27,837         893,887
                                                                    ----------
                                                                     2,756,849
                                                                    ----------
FRANCE - 8.96%
Aventis S.A., Class A ...............................   23,657       1,285,963
AXA .................................................   15,685         210,520
BNP Paribas .........................................   28,425       1,158,262
Cap Gemini S.A ......................................   15,409         352,185
Sanofi-Synthelabo S.A ...............................   11,112         679,246
Suez S.A ............................................   31,039         538,744
Total Fina S.A., Class B ............................   17,799       2,542,101
Unibail S.A .........................................    6,279         446,745
                                                                    ----------
                                                                     7,213,766
                                                                    ----------
GERMANY - 2.88%
Allianz AG ..........................................    4,027         383,079
Altana AG ...........................................   20,433         932,739
Bayer AG ............................................   10,770         231,126
Deutsche Telekom ....................................   16,100         206,967
E.on AG .............................................    4,580         184,799
Linde AG ............................................   10,323         379,152
                                                                    ----------
                                                                     2,317,862
                                                                    ----------
HONG KONG - 0.42%
Hong Kong Electric Holdings Ltd .....................   90,000         340,454
                                                                    ----------
IRELAND - 1.47%
Bank of Ireland .....................................   50,872         522,637
CRH PLC .............................................   53,505         662,545
                                                                    ----------
                                                                     1,185,182
                                                                    ----------
ITALY - 4.01%
Assicurazioni Generali Spa ..........................   38,627         794,485
ENI Spa .............................................  120,801       1,920,535

                                                        SHARES         VALUE
                                                       -------     -----------
San Paolo-imi Spa ...................................   78,953     $   513,688
                                                                   -----------
                                                                     3,228,708
                                                                   -----------
JAPAN - 16.91%
AIFUL Corp ..........................................   10,150         381,470
Bank of Yokohama ....................................   75,000         296,410
Banyu Pharmaceutical Co., Ltd .......................   44,300         415,861
Benesse Corp ........................................   18,900         211,823
Canon, Inc ..........................................   21,000         791,017
Daikin Industries Ltd ...............................   21,000         332,687
Fuji Photo Film Co., Ltd ............................   30,000         978,343
Hitachi Credit Corp .................................   17,900         214,492
Honda Motor Co ......................................   19,400         717,671
Kao Corp ............................................   19,000         417,081
Mitsubishi Corp .....................................   66,000         403,219
Mitsui Fudosan Co., Ltd .............................   18,000         116,794
Murata Manufacturing Co., Inc .......................   23,300         912,994
Nintendo Corp., Ltd .................................   10,900       1,018,632
NTT DoCoMo, Inc .....................................      330         609,000
Rohm Co .............................................    4,900         623,907
Sanyo Electric Co., Ltd .............................  107,000         278,613
Sekisui House Ltd ...................................   25,000         176,961
Sompo Japan Insurance, Inc ..........................  125,000         729,965
Sony Corp ...........................................   17,700         739,799
Sumitomo Chemical Co ................................   88,000         347,788
Takeda Chemical Industries Ltd ......................   22,000         919,525
Takefuji Corp .......................................    8,360         482,565
Toyota Motor Corp ...................................   32,200         865,577
West Japan Railway Co ...............................      180         638,578
                                                                   -----------
                                                                    13,620,772
                                                                   -----------
NETHERLANDS - 7.37%
ABN AMRO Holdings NV ................................   18,540         303,121
Akzo Nobel NV .......................................   15,151         480,638
Koninklijke Ahold NV ................................   69,850         886,933
Philips Electronics NV ..............................   36,269         635,611
Reed Elsevier NV ....................................  124,699       1,524,502
TNT Post Group NV ...................................   22,938         371,897
VNU NV ..............................................   47,573       1,240,583
Wolters Kluwer NV ...................................   28,218         491,556
                                                                   -----------
                                                                     5,934,841
                                                                   -----------
NORWAY - 0.69%
Telenor ASA .........................................  146,100         558,857
                                                                   -----------
PORTUGAL - 1.12%
Electricidade de Portugal S.A .......................  364,279         607,813
Portugal Telecom S.A ................................   42,980         295,425
                                                                   -----------
                                                                       903,238
                                                                   -----------
SINGAPORE - 1.30%
DBS Group Holdings Ltd ..............................   44,000         279,043
Neptune Orient Lines Ltd. (b) .......................  655,000         347,420
Singapore Technologies Engineering Ltd ..............  445,000         423,321
                                                                   -----------
                                                                     1,049,784
                                                                   -----------
SPAIN - 2.25%
Banco Bilbao Vizcaya S.A ............................   98,243         940,233
Banco Santander Central Hispano S.A .................   58,930         404,439

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                       SHARES         VALUE
                                                       -------     -----------
Telefonica S.A. (b) .................................   52,065     $   466,052
                                                                   -----------
                                                                     1,810,724
                                                                   -----------
SWEDEN - 3.98%
Nordea AB ...........................................  139,500         614,784
Sandvik AB ..........................................   16,800         375,013
Svenska Cellulosa AB ................................   27,470         926,879
Svenska Handelsbanken AB ............................   49,510         659,126
Swedish Match AB ....................................   80,310         631,361
                                                                   -----------
                                                                     3,207,163
                                                                   -----------
SWITZERLAND - 7.50%
Adecco S.A ..........................................   14,484         567,754
Compagnie Financiere ................................   41,944         782,639
Credit Suisse Group (b) .............................   13,879         301,128
Givaudan S.A. (b) ...................................      804         360,512
Nestle S.A ..........................................    7,913       1,676,798
Novartis AG .........................................   21,762         794,021
Roche Holding AG ....................................   12,364         861,554
Serono S.A ..........................................      580         310,827
Swiss Re ............................................    5,856         384,132
                                                                   -----------
                                                                     6,039,365
                                                                   -----------
UNITED KINGDOM - 29.41%
Abbey National PLC ..................................   62,606         522,086
Allied Domecq PLC ...................................  132,284         845,463
ARM Holdings PLC (b) ................................  191,568         148,034
AstraZeneca PLC .....................................   25,536         912,646
Barclays Bank PLC ...................................  193,882       1,201,696
BP PLC ..............................................  346,841       2,384,267
Brambles Industries PLC .............................  118,989         291,170
BT Group PLC ........................................  217,561         682,987
Carlton Communications PLC ..........................  147,202         318,145
Charter PLC (b) .....................................   67,792          83,425
Compass Group PLC ...................................  170,467         905,630
Electrocomponents PLC ...............................   81,416         376,174
Gallaher Group PLC ..................................  166,004       1,648,922
GlaxoSmithKline PLC .................................   89,077       1,709,379
HSBC Holdings PLC ...................................   56,753         627,229
Invensys PLC ........................................  482,479         409,730
Kingfisher PLC ......................................  209,645         750,950
Lloyds TSB Group PLC ................................   92,637         665,144
Matalan PLC .........................................   67,354         227,708
National Grid Group PLC .............................  124,508         915,028
Rentokil Initial PLC ................................  243,501         862,422
Rolls-Royce PLC .....................................  265,170         456,778
Royal Bank of Scotland Group PLC ....................   59,141       1,416,733
Safeway PLC .........................................  159,636         548,045
Scottish & Southern Energy PLC ......................   95,954       1,050,433
Shell Transport & Trading Co. PLC ...................  294,707       1,940,485
Vodafone Airtouch PLC ...............................  979,789       1,786,353
                                                                   -----------
                                                                    23,687,062
                                                                   -----------
Total International Equities (Cost $88,733,064) .....               78,970,891
                                                                   -----------

                                                        SHARES         VALUE
                                                        -------     -----------
SHORT-TERM INVESTMENT - 0.21%
Other - 0.21%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $170,699) ................................     170,699    $    170,699
                                                                  ------------
Total Investments
  (Cost $88,903,763) - 98.26% (a) ................                  79,141,590
Cash and other assets,
  less liabilities - 1.74% .......................                   1,402,027
                                                                  ------------
Net Assets - 100% ................................                $ 80,543,617
                                                                  ============

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $88,903,763; and net unrealized depreciation consisted of:

          Gross unrealized appreciation ...........  $ 2,291,886
          Gross unrealized depreciation ...........  (12,054,059)
                                                     ------------
               Net unrealized depreciation ........ $ (9,762,173)
                                                    ============

(b)  Non-income producing security.
%    Represents a percentage of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of December 31, 2002:

                                                                          SETTLEMENT     LOCAL         CURRENT      UNREALIZED
                                                                             DATE       CURRENCY        VALUE       GAIN/(LOSS)
                                                                          ----------   ----------    -----------    -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD) ..............................................    01/21/03     15,100,000    $ 8,487,875    $   254,336
British Pound (GBP) ..................................................    01/21/03      2,000,000      3,215,531        114,363
Canadian Dollar (CAD) ................................................    01/21/03      2,700,000      1,707,832        (53,133)
Danish Krone (DKK) ...................................................    01/21/03      3,300,000        465,812         29,605
Euro (EUR) ...........................................................    01/21/03      8,883,866      9,315,298        567,350
Hong Kong Dollar (HKD) ...............................................    01/21/03     11,400,000      1,461,754            518
Japanese Yen (JPY) ...................................................    01/21/03    509,000,000      4,292,158        143,734
Singapore Dollar (SGD) ...............................................    01/21/03        800,000        461,356         10,525
Swedish Krona (SEK) ..................................................    01/21/03      3,300,000        378,237         23,207
Swiss Franc (CHF) ....................................................    01/21/03      2,950,000      2,134,368        131,290

FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar (AUD) ..............................................    01/21/03      7,200,000      4,047,199        (91,444)
British Pound (GBP) ..................................................    01/21/03      7,000,000     11,254,358       (525,169)
Canadian Dollar (CAD) ................................................    01/21/03        600,000        379,518          3,887
Euro (EUR) ...........................................................    01/21/03      5,800,000      6,081,669       (428,637)
Hong Kong Dollar (HKD) ...............................................    01/21/03      5,100,000        653,943            (88)
Japanese Yen (JPY) ...................................................    01/21/03    609,000,000      5,135,411        (43,639)
Singapore Dollar (SGD) ...............................................    01/21/03      1,450,000        836,207         (2,395)
Swedish Krona (SEK) ..................................................    01/21/03     16,700,000      1,914,108       (162,611)
Swiss Franc (CHF) ....................................................    01/21/03      2,950,000      2,134,368       (120,523)
                                                                                                                    -----------
   Total net unrealized loss on Forward Foreign Currency Contracts ...                                              $  (148,824)
                                                                                                                    ============

                 See accompanying notes to financial statements.

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND

Over the 12 months ended December 31, 2002, the MSCI Emerging Markets (Free) Index declined 6.00%. On a relative basis, the UBS Emerging Markets Equity Relationship Fund (excluding transaction charges) surpassed the performance of its benchmark, declining 3.79% over the same time period. The Fund also outperformed over the longer term, posting a decline of 3.01% on an annualized basis since its inception on June 30, 1995, compared to a 4.16% decline for the benchmark. (Returns over various time periods are shown in the table on page 37; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

Strong crosswinds buffeted emerging markets throughout the year. From one direction, the markets were supported by reduced dependence on external financing. The markets also benefited from strong domestically driven growth, especially in Asia. But from the other direction, the markets were hurt by investors' increasing aversion to risk. Fear of terrorism, war and widespread economic recessions drove investors toward "safer" investment options. The situation was further complicated in Argentina, Brazil and Turkey by a high degree of political uncertainty. In Korea, the potential for nuclear conflict dominated the region.

Despite these mixed signals, emerging markets as a group significantly outperformed developed market countries (as measured by the 19.65% decline of the MSCI World Equity (Free) Index in 2002). Several emerging markets in particular showed strength this year, including South Africa, Central Europe and Russia, Thailand, the Philippines, India and Korea. In contrast, Argentina, Brazil, Israel and Turkey all underperformed.

COUNTRY ALLOCATION DROVE
OUTPERFORMANCE

While the Fund was unable to avoid the markets' overall weakness, it did outperform its benchmark due largely to our country allocation strategy. Our overweight to the Czech Republic and underweight to Israel added value. The Czech position was itself principally driven by our overweight in Komercni Banka A.S., which was one of the strongest absolute performers in the emerging markets in 2002. Our small overweight to Brazil, however, detracted from relative performance.

LOOKING AHEAD

Barring a dramatic increase in global risk aversion, we expect emerging markets to continue to outperform more developed markets in 2003. The region-specific stories will be influenced by both global and local events alike. At the global level, we foresee continued benefits from emerging market countries' reduced dependence on the world's stock of savings. At the local level, we expect emerging market countries to continue to deliver improving return on equity. And given the advances many emerging market countries have made in corporate governance, the quality of reported earnings should be better than it has been in the past.

Within this environment we expect to remain style neutral. We will pay particular attention to areas of volatility, such as Korea. With regard to Brazil, we will maintain our small, tactical overweight going into 2003, but the opportunities there seem questionable beyond the first quarter. Overall, we believe the Fund is well positioned for the current environment and we will maintain our flexible approach as we seek new investment opportunities.

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                6 months       1 year        3 years       5 years         Annualized
                                                 ended         ended          ended         ended          6/30/95* to
                                                12/31/02      12/31/02      12/31/02      12/31/02          12/31/02
-----------------------------------------------------------------------------------------------------------------------
UBS EMERGING MARKETS
EQUITY RELATIONSHIP FUND**                        -7.41%        -3.79%       -11.84%        -2.80%           -3.01%
-----------------------------------------------------------------------------------------------------------------------
UBS Emerging Markets
Equity Relationship Fund(1)                       -8.80         -5.23        -12.28         -3.09            -3.20
-----------------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets (Free) Index                -7.90         -6.00        -13.97         -4.58            -4.16
-----------------------------------------------------------------------------------------------------------------------

*    PERFORMANCE INCEPTION DATE OF UBS EMERGING MARKETS EQUITY RELATIONSHIP
     FUND.

** TOTAL RETURN BASED ON NAV - DOES NOT INCLUDE THE PAYMENT OF A 1.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AND REDEMPTIONS IN EACH PERIOD PRESENTED WHERE APPLICABLE.

(1) STANDARDIZED TOTAL RETURN - INCLUDES THE PAYMENT OF A 1.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AND REDEMPTIONS IN EACH PERIOD PRESENTED WHERE APPLICABLE.

     ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Emerging Markets Equity Relationship Fund (excluding transaction charges) and the MSCI Emerging Markets (Free) Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND VS. MSCI EMERGING MARKETS (FREE) INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

6/30/95 = $100,000     Data through 12/31/02

              UBS Emerging
             Markets Equity    MSCI Emerging
              Relationship     Markets (Free)
                  Fund             Index
             --------------    --------------
                 100000           100000
                  99469           102245
                  94941            99836.3
                  95041            99362.5
                  92298            95558.9
                  90060            93854.8
12/31/95          93167            98017.5
                  99521           104985
                  99709           103315
                 100005           104120
                 104747           108283
                 103691           107800
                 105701           108473
                  98860           101059
                 100824           103646
                 101719           104544
                  98597           101756
                 100788           103461
12/31/96         101862           103929
                 111465           111018
                 114896           115772
                 113164           112731
                 113647           112930
                 118493           116162
                 122647           122379
                 124271           124206
                 111402           108401
                 115646           111404
                  99057            93124.4
                  92813            89726.5
12/31/97          91635            91888.7
                  88446            84681.9
                  95912            93520.6
                  99893            97579
                 100327            96516.1
                  88532            83289.4
                  80845            74552.7
                  84345            76916.5
                  59302            54676.8
                  60325            58145.3
                  66285            64268.1
                  70021            69613.1
12/31/98          70004            68604.3
                  68941            67497.4
                  69912            68154
                  77436            77136
                  87270            86679.3
                  86025            86175.1
                  93900            95955.3
                  91746            93348.6
                  91000            94197.9
                  87241            91010
                  90264            92947.9
                  98662           101282
12/31/99         116039           114163
                 117029           114844
                 119917           116360
                 119583           116928
                 107973           105844
                 102813           101468
                 107490           105043
                 102163            99640.2
                 104378           100130
                  94654            91387.2
                  87295            84761.4
                  79706            77350.3
12/31/00          82869            79217.8
                  95078            90126.1
                  86514            83069.1
                  77332            74910.2
                  81396            78611.6
                  82790            79549.9
                  81105            77917
                  75497            72993.4
                  74144            72273.3
                  63426            61086.9
                  68153            64877.9
                  76390            71651.3
12/31/01          82645            77338.6
                  85356            79959.5
                  87373            81273.1
                  92409            86161.8
                  93942            86721
                  92832            85339.3
                  85882            78936.9
                  79121            72929.8
                  80280            74053
                  71542            66062.6
                  76858            70350.1
                  82747            75190.2
12/31/02          79516            72693.9


+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND

TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2002

                                           Percentage of
                                            Net Assets
-------------------------------------------------------
Samsung Electronics Co.                         7.6%
Kookmin Bank                                    3.5
Anglo American PLC                              2.9
Taiwan Semiconductor Manufacturing Co.          2.3
SK Telecom Co., Ltd., ADR                       2.1
Posco                                           2.0
Petroleo Brasileiro S.A., Preferred             1.9
China Mobile Ltd.                               1.8
YUKOS Corp., ADR                                1.7
Impala Platinum Holdings Ltd.                   1.6
-------------------------------------------------------
Total                                          27.4%

INDUSTRY DIVERSIFICATION

AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2002

-------------------------------------------------------
INTERNATIONAL EQUITIES
     Autos/Durables .......................    1.27%
     Beverages ............................    1.91
     Chemicals ............................    3.37
     Communications Equipment .............    2.18
     Computer Services ....................    0.76
     Computer Software ....................    3.40
     Construction .........................    0.89
     Construction Materials ...............    0.47
     Electric Utilities ...................    1.49
     Electronic Equipment & Instruments ...   13.53
     Energy ...............................    0.16
     Financial Services ...................    8.38
     Food & Household Products ............    1.21
     Health: Drugs ........................    1.08
     Holding Company Diversified ..........    2.90
     Industrial Components ................    0.08
     Insurance ............................    1.34
     International Banking ................   10.47
     Investment Companies .................    1.47
     Metals- Mining .......................    7.05
     Metals- Steel ........................    3.54
     Oil & Gas ............................   10.42
     Paper & Forest Products ..............    0.50
     Publishing ...........................    0.43
     Radio Broadcasting ...................    0.37
     Real Estate ..........................    1.38
     Retail/Apparel .......................    1.31
     Semiconductors .......................    4.54
     Telephone Services ...................    8.30
     Tobacco ..............................    0.40
     Transportation .......................    0.58
     Utilities ............................    0.13
     Wireless Telecommunication Services ..    3.79
                                             ------
        Total International Equities ......   99.10
SHORT-TERM INVESTMENTS ....................    1.37
                                             ------
     TOTAL INVESTMENTS ....................  100.47
LIABILITIES, LESS
     CASH AND OTHER ASSETS, ...............   (0.47)
                                             ------
NET ASSETS ................................  100.00%
                                             =======
38

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                      SHARES          VALUE
                                                      --------     -----------
EQUITIES -- 99.10%
ARGENTINA -- 0.08%
Cresud S.A.C.I.F.y A., ADR (b) ....................     33,566       $ 166,125
Impsat Fiber Networks, Inc. (b) ...................      9,400              66
                                                                   -----------
                                                                       166,191
                                                                   -----------
BRAZIL -- 7.47%
Banco Bradesco S.A., Preferred .................... 91,174,997         284,600
Banco Itau S.A., Preferred ........................ 26,063,400       1,262,676
Cia Brasileira de Distribuicao Grupo
  Pao de Acucar ...................................     39,800         608,940
Cia de Saneamento Basica S.A ...................... 10,096,731         262,401
Cia Energetica de Minas Gerais,
  Preferred ....................................... 55,396,802         413,911
Coelce, Preferred, Series A .......................395,651,500         335,298
Companhia de Bebidas das Americas,
  ADR .............................................     57,600         896,256
Companhia Vale Rio Doce, Preferred,
  Series A (d) ....................................     23,646               0
Eletricidade Sao Paulo, Preferred ................. 26,711,806         196,188
Petroleo Brasileiro S.A ...........................     93,622       1,396,396
Petroleo Brasileiro S.A., Preferred ...............    306,252       4,014,151
Tele Norte Leste Participacoes S.A ................      7,611              43
Tele Norte Leste Participacoes S.A., ADR ..........    326,235       2,397,827
Tele Norte Leste Participacoes S.A.,
  Preferred .......................................142,044,953       1,095,432
Telecentro Sul, Preferred .........................141,987,300         729,991
Unibanco ..........................................     85,600         937,320
Usinas Siderurgicas de Minas Gerais S.A. ..........    417,731         774,100
                                                                   -----------
                                                                    15,605,530
                                                                   -----------
CHILE -- 0.43%
Distribucion y Servicio D&S S.A., ADR .............     90,300         903,000
                                                                   -----------
CZECH REPUBLIC -- 1.17%
Komercni Banka A.S ................................     16,694       1,153,297
Komercni Banka A.S.,GDR ...........................     56,628       1,296,781
                                                                   -----------
                                                                     2,450,078
                                                                   -----------
HONG KONG -- 4.77%
Beijing Datang Power Generation Co.,
  Ltd., Class H ...................................  3,008,000         973,943
China Mobile Ltd ..................................  1,595,000       3,794,016
China Petroleum & Chemical Corp ...................  9,031,000       1,517,056
China Unicom Ltd ..................................  2,286,000       1,553,626
CNOOC Ltd .........................................    606,000         788,739
Huaneng Power International, Inc.,
  Class N, ADR ....................................     41,500       1,337,545
                                                                   -----------
                                                                     9,964,925
                                                                   -----------
HUNGARY -- 1.81%
First Hungary Fund Ltd. (b) (c) ...................          1             301
OTP Bank Rt .......................................    292,647       2,876,873
OTP Bank Rt., GDR .................................     45,787         899,715
                                                                   -----------
                                                                     3,776,889
                                                                   -----------
INDIA -- 6.73%
Bharat Heavy Electricals, Warrants (b) ............    274,395         987,135
Bharat Petroleum Corp., Ltd .......................    240,200       1,085,784
EIH Ltd ...........................................         12              48
Hindustan Lever Ltd., Demat .......................      4,405          16,697

                                                       SHARES         VALUE
                                                      --------     -----------
Hindustan Lever Ltd. (b) ..........................    263,400     $   989,857
Icici Bank Ltd ....................................    434,218       1,272,770
Icici Bank Ltd., Warrants (b) .....................    334,740         981,182
Infosys Technology, Ltd ...........................     22,900       1,592,695
National Aluminium Co., Ltd .......................         50              97
Reliance Industries Ltd ...........................    213,998       1,328,617
Reliance Industries Ltd. (b) ......................     20,978         130,090
Satyam Computer Services Ltd ......................    127,319         737,893
Satyam Computer Services, Ltd.,
   Warrants (b) ...................................    253,900       1,459,417
State Bank of India Ltd ...........................    248,622       1,465,548
State Bank of India Ltd., GDR .....................     25,000         343,750
State Bank of India Ltd., Warrants (b) ............     80,000         470,490
Tata Engineering & Locomotive Co., Ltd.,
   GDR ............................................    361,600       1,211,360
                                                                   -----------
                                                                    14,073,430
                                                                   -----------
INDONESIA -- 1.67%
Gudang Garam ......................................    908,500         842,520
PT Astra International Tbk (b) ....................  1,809,000         636,687
PT Bank Dagang Nasional (b)(d) ....................      1,062               0
Telekomunikasi ....................................  4,670,700       2,009,184
                                                                   -----------
                                                                     3,488,391
                                                                   -----------
ISRAEL -- 1.95%
Bank Hapoalim Ltd. (b) ............................    559,973         800,467
Check Point Software Technologies (b) .............     78,250       1,014,902
Koor Industries Ltd. (b) ..........................      1,069          10,937
Teva Pharmaceutical Industries Ltd ................     58,260       2,249,419
                                                                   -----------
                                                                     4,075,725
                                                                   -----------
KOREA -- 24.14%
Atlantis Korean Smaller Cos. (c) ..................    106,941       1,924,938
Hyundai Motor Co., Preferred ......................     68,400         692,045
Hyundai Motor Co., Ltd ............................     56,248       1,316,034
Kookmin Bank ......................................    207,886       7,361,589
Korea Telecom Corp ................................    125,995       2,715,192
Korea Telecom Freetel (b) .........................     47,218       1,122,674
LG Chemical Ltd ...................................     82,328       2,818,192
LG Electronics, Inc. (b) ..........................     71,050       2,474,065
Posco .............................................     41,330       4,111,918
Samsung Display Devices Co ........................     18,760       1,083,479
Samsung Electro-Mechanics Co ......................     25,090         920,210
Samsung Electronics Co ............................     59,908      15,860,303
Samsung Electronics Co., Preferred ................     14,200       1,795,877
Samsung Securities Co., Ltd .......................     74,989       1,811,420
Sejong Securities Co., Ltd., Warrants .............726,000,000          16,711
SK Telecom Co., Ltd., ADR .........................    207,144       4,422,524
                                                                   -----------
                                                                    50,447,171
                                                                   -----------
MALAYSIA -- 3.82%
Genting Bhd .......................................    539,400       1,902,095
IOI Corporated Bhd ................................    659,000         962,487
Malayan Banking Bhd ...............................    316,836         616,996
Public Bank Bhd (Foreign Shares) ..................  2,620,375       1,792,888
Sime Darby Bhd ....................................  1,237,000       1,614,610
Tanjong PLC .......................................    486,000       1,099,895
                                                                    -----------
                                                                     7,988,971
                                                                    -----------

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                       SHARES        VALUE
                                                      --------    -----------
MEXICO -- 10.27%
America Movil S.A. de C.V. (b) .................     4,144,744   $   2,962,795
America Movil S.A. de C.V., ADR ................        59,900         860,164
Cemex S.A. de C.V., CPO NPV ....................       432,750       1,858,129
Coca-Cola Femsa S.A, ADR .......................        38,500         689,150
Consorcio ARA S.A. de C.V. (b) .................       454,881         673,801
Fomento Economico Mexicano S.A. de
  C.V., UBD Units ..............................       666,400       2,404,109
Grupo Financiero BBVA (b) ......................     4,057,000       3,066,788
Telefonos de Mexico S.A., Series L .............     1,894,744       3,014,859
Telefonos de Mexico S.A., Series L, ADR ........        75,400       2,411,292
TV Azteca S.A., ADR ............................       163,400         782,686
Walmart de Mexico, Series V ....................     1,202,219       2,734,405
                                                                 -------------
                                                                    21,458,178
                                                                 -------------
PHILIPPINES -- 0.59%
SM Prime Holdings, Inc .........................    13,904,100       1,237,136
                                                                 -------------
RUSSIA -- 5.83%
JSC Mining & Smelting Company
  Norilsk Nickel, ADR (b) ......................        73,200       1,480,119
Lukoil Holding Co ..............................        44,700       2,746,404
OAO Gazprom, ADR ...............................        30,748         362,826
RAO Unified Energy Systems, GDR ................        95,184       1,218,604
Surgutneftegaz .................................        59,600       1,388,680
Surgutneftegaz, ADR ............................        47,700         757,714
Surgutneftegaz, Preferred ......................     3,048,200         742,237
YUKOS Corp., ADR ...............................        24,700       3,480,959
                                                                 -------------
                                                                    12,177,543
                                                                 -------------
SOUTH AFRICA -- 12.00%
ABSA Group Ltd .................................       733,012       2,699,514
Anglo American Platinum Corp., Ltd .............        43,404       1,598,469
Anglo American PLC .............................       407,007       6,000,395
Anglogold Ltd ..................................        43,498       1,472,661
Bidvest Group Ltd ..............................        98,567         516,930
Gold Fields Ltd ................................        67,234         939,497
Impala Platinum Holdings Ltd ...................        51,123       3,247,134
M-Cell Ltd. (b) ................................       648,679         926,090
Old Mutual PLC .................................       608,935         855,156
Sanlam Ltd .....................................     2,207,465       1,955,216
Sappi Ltd ......................................        78,404       1,046,240
Sasol Ltd ......................................       204,012       2,496,505
Standard Bank Investment Corp., Ltd ............       375,000       1,317,668
                                                                 -------------
                                                                    25,071,475
                                                                 -------------
TAIWAN -- 11.92%
Advanced Semiconductor
  Engineering, Inc. (b) ........................     2,611,000       1,531,907
China Steel Corp ...............................     4,494,211       2,507,555
Chinatrust Financial Holding Co. (b) ...........     3,370,196       2,743,070
D-Link Corp ....................................       885,000         738,136
Delta Electronics, Inc .........................       986,348       1,151,732
Formosa Chemicals & Fibre Corp .................     2,742,220       2,902,321
Hon Hai Precision Industry .....................       323,000       1,114,754
Hon Hai Precision Industry GDR .................       100,208         751,560
Quanta Computer, Inc ...........................       717,300       1,175,902
Realtek Semiconductor Corp .....................       525,200       1,359,449

                                                       SHARES        VALUE
                                                      --------    -----------
Taiwan Semiconductor
   Manufacturing Co. (b) .......................     3,867,144   $   4,738,002
United Microelectronics Corp., Ltd. (b) ........     4,497,250       2,729,134
Yuanta Core Pacific Securities Corp ............     3,046,221       1,463,097
                                                                 -------------
                                                                    24,906,619
                                                                 -------------
THAILAND -- 1.35%
Arisaig MCL Thai Recovery Fund (b) .............        62,708         973,228
Siam Cement Public Co., Ltd ....................        33,900         983,179
Telecomasia Corp. Public Co., Ltd. (d) .........       216,818               0
Thai Farmers Bank Public Co., Ltd.
     (Foreign Shares) (b) ......................     1,247,800         868,538
                                                                 -------------
                                                                     2,824,945
                                                                 -------------
TURKEY -- 1.43%
Akbank T.A.S. (b) ..............................   467,218,806       1,548,014
Cukurova Elektrik A.S. (b) .....................       244,000         107,301
Hurriyet Gazeteci (b) ..........................   341,496,094         894,884
Turkiye Garanti Bankasi A.S. (b) ...............   345,646,565         447,675
                                                                 -------------
                                                                     2,997,874
                                                                 -------------
UNITED KINGDOM -- 1.09%
Chinatrust Financial Holding Co.,
   Warrants (b) ................................     1,571,000       1,278,668
Lukoil Holding .................................        16,300       1,001,485
                                                                 -------------
                                                                     2,280,153
                                                                 -------------
REGIONAL -- 0.58%
LG Petrochemical Co., Ltd ......................        90,620       1,039,106
Mees Pier Central Asia
   Regional Growth Fund (c) ....................        81,519         101,899
Regent Central Asia Investments (b)(c) .........       415,000          81,975
                                                                 -------------
                                                                     1,222,980
                                                                 -------------
Total Equities (Cost $209,970,642) .............                   207,117,204
                                                                 -------------
SHORT-TERM INVESTMENT -- 1.37%
OTHER -- 1.37%
   UBS Supplementary Trust
        U.S. Cash Management Prime Fund
        (Cost $2,854,714) ......................     2,854,714       2,854,714
                                                                 -------------
Total Investments
   (Cost $212,825,356)--100.47%(a) .............                   209,971,918
Liabilities, less cash
   and other assets --(0.47)% ..................                      (981,596)
                                                                 -------------
Net Assets -- 100% .............................                 $ 208,990,322
                                                                 =============
40

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $212,825,356; and net unrealized depreciation consisted of:

     Gross unrealized appreciation ....................  $ 22,773,310
     Gross unrealized depreciation ....................   (25,626,748)
                                                         ------------
          Net unrealized depreciation .................  $ (2,853,438)
                                                         ============
(b)  Non-income producing security.

(c) Security is illiquid. These securities amounted to $2,109,113 or 1.01% of net assets.

(d) Securities are fair valued by the valuation committee under the direction of the Board of Trustees. At December 31, 2002, the value of these securities amounted to 0.00% of net assets.

%    Represents a percentage of net assets.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt.

                 See accompanying notes to financial statements.

UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND

For the fiscal year ended December 31, 2002, UBS U.S. Cash Management Prime Relationship Fund returned 1.87%. Over the same time period, the Fund's benchmark, the Salomon Smith Barney 1-Month Treasury Bill Rate, returned 1.65%.

2002 IN REVIEW

2002 began with a strong growth spurt, pushing gross domestic product (GDP) up 5.0% in the first quarter. But before analysts and investors could even come to grips with the possibility that a recovery had begun, economic momentum faltered. The rest of the year was a story of fits and starts, with GDP growing only 1.3% in the second quarter, 4.0% in the third quarter, and 1.7% in the fourth quarter. It was clear that a combination of geopolitical uncertainty, disappointing profits, and yet more corporate scandals had eaten away at one of the economy's last pillars of strength--consumer confidence. In an attempt to counter this trend, the Federal Reserve Board cut the federal funds rate by 50 basis points in November 2002, bringing the rate down to 1.25%--a 41-year low.

Higher quality bonds performed best in this environment, including Treasuries, agencies, and asset-backed securities. In contrast, lower quality corporate bonds suffered--in particular, those of the telecommunications, energy, cable and media, and airline industries.

DURATION AND CREDIT STRATEGIES DROVE PERFORMANCE

Over the year, the portfolio maintained a weighted average maturity in the mid-to-high 50-day range, based upon our belief that longer term interest rates appeared attractive. In addition, we kept the Fund's portfolio in a barbell structure throughout 2002 in order to provide higher yield on the long end of the curve, and ample liquidity on the short end. We held a sizable position in agency securities given the tight spread between agency discount notes and corporates, as well as the enhanced yield of callable agencies. Ultimately, our duration strategy proved successful in a declining rate environment, while our high credit quality bias enabled the Fund to avoid credit-related problems.

LOOKING AHEAD

Heading into 2003, we expect the economy will continue to grow at a below-trend pace, with inflation remaining dormant. Increased spending by business and the government will be the keys to speeding up the recovery process. However, as long as mixed signals of an economic upturn persist, we believe that monetary policy will stay accommodative. Until we see signs of economic recovery, we expect to continue to employ the duration, barbell strategy followed in 2002.

UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                          SHARES            VALUE
                                       ------------      ------------
   SHORT-TERM INVESTMENT -- 100.00%
   OTHER -- 100.00%
     UBS Supplementary Trust
        U.S. Cash Management
        Prime Fund
        (Cost $572,035,257) ........... 572,035,257       572,035,257
   Cash and other assets,
     less liabilities -- 0.00% ........                         8,090
                                                        -------------
   Net Assets -- 100.00% ..............                 $ 572,043,347
                                                        =============

               See accompanying notes to financial statements.

UBS U.S. BOND RELATIONSHIP FUND

Bonds turned in another year of strong performance in 2002, as evidenced by the Lehman U.S. Aggregate Index's 10.25% return over the 12 months ended December 31, 2002. UBS U.S. Bond Relationship Fund largely tracked the market's performance, returning 10.13% for the year ended December 31, 2002. (Returns over various time periods are shown in the table on page 45; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

The U.S. was unable to launch a sustainable economic recovery in 2002. This, combined with continued losses in the stock market, made bonds very appealing to investors. Interest was fueled even further by rising geopolitical risks, including the prospect of a conflict in the Middle East and rising tensions with North Korea. At year end, the Federal Reserve's decision to cut the federal funds rate by 50 basis points served to further stabilize the credit markets.

Several sectors of the bond market flourished in this environment. High quality, non-credit sensitive sectors such as mortgage and commercial mortgage securities turned in the best performances of the year. Behind these were government bonds, with U.S. Treasuries producing a return of nearly 12% as measured by the Lehman U.S. Aggregate Bond index. These results are in stark contrast to those of the credit sector. Lower quality corporate bonds in particular performed poorly due to a variety of factors, including investors' aversion to risk, equity market weakness, high profile bankruptcies, and numerous corporate accounting scandals. But perhaps the biggest factor was aggressive downgrading by ratings agencies. Deteriorating credit fundamentals led agencies to create a record number of "fallen angels"-- that is, investment-grade bonds that have been downgraded to non-investment-grade status.

On a Fund level, our risk management capability helped us navigate through this difficult credit environment.

STRATEGY REVIEW

The Fund's sector allocation had little effect on relative performance during the year. Our overweight in mortgage-backed securities and commercial mortgage-backed securities (the two best performing sectors of 2002) offset the weak performance produced by an overweight in the corporate sector. Security selection also had a negligible affect on performance, as holdings in the corporate bond sector hindered performance, while mortgage-backed securities and commercial mortgage-backed securities enhanced performance. Duration management had a slightly negative impact on the Fund, due to our shorter-than-benchmark position during part of the year's rally.

LOOKING AHEAD

Our current strategy is leading us to maintain underweight positions in higher quality sectors, such as agencies and upper-tier investment grade corporates. Our analysis indicates that these bonds are overvalued at current prices. Conversely, we believe that commercial mortgage-backed securities remain attractive and still warrant our overweight position.

UBS U.S. BOND RELATIONSHIP FUND

TOTAL RETURN

                                                        6 months       1 year         Annualized
                                                          ended         ended         4/28/00* to
                                                        12/31/02      12/31/02          12/31/02
-------------------------------------------------------------------------------------------------------
UBS U.S. BOND RELATIONSHIP FUND                           6.12%        10.13%            10.47%
-------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Index+                              6.23         10.25             10.64
-------------------------------------------------------------------------------------------------------
Salomon Smith Barney (BIG) Bond Index                     6.27         10.09             10.61
-------------------------------------------------------------------------------------------------------

 * PERFORMANCE INCEPTION DATE OF UBS U.S. BOND RELATIONSHIP
   FUND.
   ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

 + AS OF APRIL 1, 2002, THE FUND'S BENCHMARK INDEX WAS CHANGED TO THE LEHMAN
   U.S. AGGREGATE INDEX BECAUSE IT IS A MORE BROAD BASED INDEX FOR THE FUND.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Bond Relationship Fund, Lehman U.S. Aggregate Index and the Salomon Smith Barney
(BIG) Bond Index if you had invested $100,000 on April 28, 2000.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS U.S. BOND RELATIONSHIP FUND VS. LEHMAN U.S. AGGREGATE INDEX AND SALOMON SMITH BARNEY (BIG) BOND INDEX++

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

4/28/00 = $100,000     Data through 12/31/02

                             Salomon Smith       Lehman
            UBS U.S. Bond     Barney (BIG)   U.S. Aggregate
          Relationship Fund    Bond Index        Index
          -----------------  -------------   --------------
                100000           100000          100000
                 99620            99911.7         99950
                101859           101999          102029
                102681           102931          102957
                103719           104402          104450
                104640           105110          105108
                105057           105778          105803
                107034           107493          107533
12/31/00        108829           109526          109529
                110394           111329          111319
                111554           112319          112289
                112118           112907          112852
                111287           112378          112384
                111992           113114          113063
                112520           113487          113489
                115488           116109          116027
                116772           117391          117356
                118067           118838          118723
                120578           121237          121208
                119194           119560          119536
12/31/01        118512           118860          118777
                119441           119796          119738
                120655           120941          120898
                118617           118940          118888
                121193           121200          121193
                122108           122229          122223
                122998           123134          123280
                124507           124599          124767
                126674           126780          126873
                128452           128796          128929
                127917           128216          128341
                128013           128190          128307
12/31/02        130522           130857          130957


++ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. BOND RELATIONSHIP FUND

TOP TEN U.S. BOND HOLDINGS

AS OF DECEMBER 31, 2002
                                                           Percentage of
                                                             Net Assets
--------------------------------------------------------------------------
U.S. Treasury Note,
   6.750%, due 05/15/05                                          12.4%
Federal Home Loan Mortgage Corp.,
   6.500%, due 11/01/32                                           6.4
Federal National Mortgage Association,
   6.500%, due 09/01/32                                           5.9
Federal National Mortgage Association,
   6.500%, due 01/01/28                                           5.4
Federal National Mortgage Association,
   5.500%, due 12/01/31                                           3.0
Federal National Mortgage Association,
   6.500%, due 08/01/32                                           2.9
U.S. Treasury Note,
   4.750%, due 11/15/08                                           2.9
U.S. Treasury Bond,
   3.000%, due 07/15/12                                           2.8
U.S. Treasury Note,
   2.875%, due 06/30/04                                           2.6
DLJ Commercial Mortgage Corp.,
   7.300%, due 06/10/32                                           1.9
--------------------------------------------------------------------------
Total                                                            46.2%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2002

----------------------------------------------------
U.S. Corporate Bonds
     Aerospace & Military ..................  0.24%
     Airlines ..............................  0.06
     Autos/Durables ........................  0.54
     Banks .................................  1.98
     Beverages & Tobacco ...................  0.44
     Chemicals .............................  0.28
     Computer Systems ......................  0.08
     Construction ..........................  0.34
     Consumer ..............................  0.44
     Electric Components ...................  0.77
     Energy ................................  2.59
     Financial Services ....................  5.90
     Food & House Products .................  0.66
     Forest Products .......................  0.08
     Health: Drugs .........................  0.15
     Housing/Paper .........................  0.13
     Leisure & Tourism .....................  0.06
     Metals-Non Ferrous ....................  0.06
     Multi-Industry ........................  0.49
     Publishing ............................  0.21
     Real Estate ...........................  0.40
     Recreation ............................  0.22
     Retail/Apparel ........................  0.22
     Services/Miscellaneous ................  0.48
     Telecommunications ....................  0.76
     Telecommunications- Wireless ..........  0.25
     Transportation ........................  0.47
     Utilities .............................  0.73
                                            ------
        Total U.S. Corporate Bonds ......... 19.03
Asset-Backed Securities ....................  2.55
Mortgage-Backed Securities ................. 52.33
U.S. Government Obligations ................ 23.55
                                            ------
        Total U.S. Bonds ................... 97.46
International Dollar Bonds .................  0.69
SHORT-TERM INVESTMENTS .....................  2.68
                                            ------
     TOTAL INVESTMENTS .....................100.83
LIABILITIES, LESS CASH AND
     OTHER ASSETS .......................... (0.83)
                                            ------
NET ASSETS .................................100.00%
                                            ======

UBS U.S. BOND RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                        FACE
                                                       AMOUNT         VALUE
                                                       -------       -------
BONDS -- 98.15%
U.S. CORPORATE BONDS -- 19.03%
Abbott Laboratories, Inc.,
  5.625%, due 07/01/06 ............................   $ 75,000     $ 81,992
Alcoa, Inc.
  6.000%, due 01/15/12 ............................     45,000       49,540
Amerada Hess Corp.
  6.650%, due 08/15/11 ............................     50,000       54,614
American Express Co.,
  3.750%, due 11/20/07 ............................     45,000       45,548
Anadarko Finance Co.,
  7.500%, due 05/01/31 ............................     55,000       65,398
Anheuser Busch Cos., Inc.,
  9.000%, due 12/01/09 ............................     60,000       77,630
AOL Time Warner, Inc.,
  7.625%, due 04/15/31 ............................    245,000      251,807
Apache Corp.,
  6.250%, due 04/15/12 ............................     35,000       39,233
AT&T Corp.,
  8.500%, due 11/15/31 ............................     65,000       71,645
AT&T Wireless Services, Inc.,
  7.875%, due 03/01/11 ............................    120,000      120,600
Avalonbay Communities, Inc.,
  7.500%, due 08/01/09 ............................     70,000       78,257
Avon Products, Inc.,
  7.150%, due 11/15/09 ............................    175,000      204,411
Bank of America Corp.,
  7.400%, due 01/15/11 ............................    335,000      394,618
Bank of New York Co., Inc.,
  7.300%, due 12/01/09 ............................     55,000       64,448
Bank One Corp.,
  7.875%, due 08/01/10 ............................    265,000      317,604
Boeing Capital Corp.,
  7.375%, due 09/27/10 ............................     40,000       44,632
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06 ............................    170,000      153,843
Bristol Myers Squibb Co.,
  5.750%, due 10/01/11 ............................     35,000       37,270
Burlington Northern Santa Fe Corp.,
  6.875%, due 12/01/27 ............................     20,000       22,135
  7.082%, due 05/13/29 ............................    150,000      170,467
Burlington Resources Finance Co.,
  6.680%, due 02/15/11 ............................     60,000       67,072
Caterpillar, Inc.,
  6.550%, due 05/01/11 ............................     50,000       56,932
Cendant Corp.,
  6.875%, due 08/15/06 ............................    130,000      134,896
Centex Corp.,
  9.750%, due 06/15/05 ............................    130,000      144,767
Cingular Wireless, 144A
  6.500%, due 12/15/11 ............................     70,000       75,504
Citigroup, Inc.,
  7.250%, due 10/01/10 ............................    375,000      435,326
Citizens Communications Co.,
  8.500%, due 05/15/06 ............................     20,000       22,148
  9.250%, due 05/15/11 ............................    115,000      136,966
Coca Cola Co.,
  4.000%, due 06/01/05 ............................     35,000       36,642
Comcast Cable Communications,
  6.750%, due 01/30/11 ............................    200,000      208,097

                                                        FACE
                                                       AMOUNT         VALUE
                                                       -------       -------
Commonwealth Edison Co., 144A
   6.150%, due 03/15/12 ...........................   $ 65,000     $ 71,912
ConocoPhillips,
   8.500%, due 05/25/05 ...........................    195,000      221,738
   8.750%, due 05/25/10 ...........................     75,000       93,857
Consolidated Edison, Inc.,
   7.500%, due 09/01/10 ...........................    450,000      536,939
Coors Brewing Co., 144A
   6.375%, due 05/15/12 ...........................     85,000       94,991
Countrywide Home Loans, Inc.,
   5.500%, due 02/01/07 ...........................    165,000      175,190
Credit Suisse First Boston USA, Inc.,
   5.750%, due 04/15/07 ...........................    140,000      149,867
   6.500%, due 01/15/12 ...........................    115,000      122,907
DaimlerChrysler N.A Holdings
   8.500%, due 01/18/31 ...........................     60,000       73,843
Devon Financing Corp., ULC,
   6.875%, due 09/30/11 ...........................    115,000      128,094
Dominion Resources, Inc., Class B,
   7.625%, due 07/15/05 ...........................    175,000      191,978
Dow Chemical Co., (The)
   6.125%, due 02/01/11 ...........................     70,000       72,127
DTE Energy Co.,
   7.050%, due 06/01/11 ...........................     45,000       49,940
Duke Energy Field Services, LLC,
   6.875%, due 02/01/11 ...........................    185,000      184,411
   8.125%, due 08/16/30 ...........................     30,000       30,451
EOP Operating LP,
   7.000%, due 07/15/11 ...........................    215,000      234,256
   7.875%, due 07/15/31 ...........................     60,000       65,340
Erac U.S.A. Finance Co., 144A
   8.000%, due 01/15/11 ...........................    150,000      172,477
First Data Corp.,
   5.625%, due 11/01/11 ...........................     90,000       95,237
First Energy Corp.,
   6.450%, due 11/15/11 ...........................    200,000      198,969
First Union National Bank,
   7.800%, due 08/18/10 ...........................    260,000      313,886
FleetBoston Financial Corp.
   7.375%, due 12/01/09 ...........................    125,000      142,857
Ford Motor Co.,
   7.450%, due 07/16/31 ...........................    165,000      143,528
Ford Motor Credit Co.,
   5.800%, due 01/12/09 ...........................    220,000      204,049
   7.375%, due 02/01/11 ...........................    170,000      165,306
Fortune Brands, Inc.,
   6.250%, due 04/01/08 ...........................     90,000       98,993
FPL Group Capital, Inc.,
   7.625%, due 09/15/06 ...........................     55,000       61,607
General Electric Capital Corp.,
   6.750%, due 03/15/32 ...........................    410,000      453,292
General Motors Acceptance Corp.,
   6.875%, due 09/15/11 ...........................    440,000      438,794
   8.000%, due 11/01/31 ...........................    170,000      170,926

UBS U.S. BOND RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                        FACE
                                                       AMOUNT         VALUE
                                                       -------       -------
Goldman Sachs Group, Inc.,
   6.875%, due 01/15/11 ............................  $ 95,000    $ 106,043
Harrah's Operating Co., Inc.,
   7.125%, due 06/01/07 ............................   155,000      170,883
Household Finance Corp.,
   6.750%, due 05/15/11 ............................   220,000      234,562
HSBC Holdings PLC,
   5.250%, due 12/12/12 ............................    60,000       61,499
International Business Machines Corp.,
   5.875%, due 11/29/32 ............................    65,000       64,318
International Paper Co.,
   6.750%, due 09/01/11 ............................    95,000      105,707
John Deere Capital Corp.,
   7.000%, due 03/15/12 ............................    85,000       98,551
Kerr McGee Corp.,
   7.875%, due 09/15/31 ............................    40,000       48,864
Kimberly Clark Corp., 144A
   4.500%, due 07/30/05 ............................    40,000       42,244
Kinder Morgan, Inc.,
   6.650%, due 03/01/05 ............................   125,000      132,823
Kohls Corp.,
   7.250%, due 06/01/29 ............................    30,000       35,248
Kraft Foods, Inc.,
   4.625%, due 11/01/06 ............................    45,000       47,311
   6.500%, due 11/01/31 ............................   105,000      115,379
Kroger Co.,
   7.500%, due 04/01/31 ............................    55,000       61,522
Lehman Brothers Holdings, Inc.,
   6.625%, due 01/18/12 ............................   110,000      121,751
Lincoln National Corp.,
   6.200%, due 12/15/11 ............................    70,000       74,650
Mirant Americas Generation, Inc.,
   7.625%, due 05/01/06 ............................    65,000       34,125
   9.125%, due 05/01/31 ............................    35,000       15,575
Morgan Stanley,
   6.750%, due 04/15/11 ............................   215,000      238,923
News America Holdings, Inc.,
   7.125%, due 04/08/28 ............................   175,000      167,775
Occidental Petroleum Corp.,
   8.450%, due 02/15/29 ............................   110,000      141,114
Pemex Project Funding Master Trust, 144A
   8.000%, due 11/15/11 ............................   195,000      209,625
Pepsi Bottling Group, Inc., 144A
   5.625%, due 02/17/09 ............................   135,000      147,109
Praxair, Inc.,
   6.375%, due 04/01/12 ............................    75,000       83,842
Progress Energy, Inc.,
   7.000%, due 10/30/31 ............................    90,000       93,792
PSEG Power,
   7.750%, due 04/15/11 ............................    40,000       42,431
Qwest Capital Funding, Inc.,144A
   7.900%, due 08/15/10 ............................   210,000      136,500
Rohm & Haas Co.,
   7.850%, due 07/15/29 ............................    50,000       62,515
SBC Communications, Inc.,
   5.875%, due 02/01/12 ............................   100,000      108,009
Sempra Energy,
   7.950%, due 03/01/10 ............................   205,000      233,755
SLM Corp.,
   5.625%, due 04/10/07 ............................   160,000      174,014

                                                        FACE
                                                       AMOUNT         VALUE
                                                       -------     -----------
Southern Power Co.,
   6.250%, due 07/15/12 ............................  $ 50,000      $ 52,826
Southwestern Electric Power,
   4.500%, due 07/01/05 ............................    45,000        45,495
Suntrust Banks, Inc.,
   5.050%, due 07/01/07 ............................    90,000        96,538
Target Corp.,
   7.000%, due 07/15/31 ............................   120,000       135,934
Telus Corp.,
   8.000%, due 06/01/11 ............................   125,000       120,000
Transocean Sedco Forex, Inc.,
   6.625%, due 04/15/11 ............................   250,000       275,274
Unilever Capital Corp.,
   7.125%, due 11/01/10 ............................   125,000       147,538
Union Pacific Corp.,
   6.700%, due 12/01/06 ............................   160,000       176,996
United Technologies Corp.,
   6.100%, due 05/15/12 ............................   165,000       184,486
US Bank N.A.,Minnesota
   6.375%, due 08/01/11 ............................   190,000       213,095
UST, Inc., 144A
   6.625%, due 07/15/12 ............................   125,000       136,187
Valero Energy Corp.,
   7.500%, due 04/15/32 ............................    95,000        96,229
Verizon New England, Inc.,
   6.500%, due 09/15/11 ............................    40,000        44,166
Verizon New York, Inc.,
   7.375%, due 04/01/32 ............................    80,000        92,510
Wachovia Corp.,
   4.950%, due 11/01/06 ............................    25,000        26,677
Walt Disney Co. (The)
   6.375%, due 03/01/12 ............................    45,000        49,220
Washington Mutual, Inc.,
   5.625%, due 01/15/07 ............................   315,000       337,095
Wells Fargo Bank, N.A.,
   6.450%, due 02/01/11 ............................   380,000       426,585
Weyerhaeuser Co.,
   7.375%, due 03/15/32 ............................    60,000        65,072
                                                                 -----------
                                                                  14,954,186
                                                                 -----------
MORTGAGE-BACKED SECURITIES -- 52.33%
Citicorp Mortgage Securities, Inc.,
   6.500%, due 02/25/24 ............................   404,221       416,165
CS First Boston Mortgage Securities Corp.,
   02-10, Class 2A1,
   7.500%, due 05/25/32 ............................   670,974       706,066
DLJ Commercial Mortgage Corp.,
   99-CG1, Class A1B,
   6.460%, due 03/10/32 ............................   245,000       275,887
DLJ Commercial Mortgage Corp.,
   99-CG2, Class A1B,
   7.300%, due 06/10/32 ............................ 1,305,000     1,517,464
DLJ Commercial Mortgage Corp.,
   99-CG3, Class A1B,
   7.340%, due 10/10/32 ............................   310,000       363,231
Fannie Mae Grantor Trust, 01-T10, Class A2,
   7.125%, due 01/15/30 ............................ 1,185,000     1,462,341
   7.500%, due 06/25/30 ............................   226,775       245,838
   7.500%, due 12/25/31 ............................   422,374       457,879
First Nationwide Trust, 98-3, Class 1PPA,
   6.500%, due 09/19/28 ............................    94,914       100,444

UBS U.S. BOND RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                        FACE
                                                       AMOUNT        VALUE
                                                       -------     ---------
Federal Home Loan Mortgage Corp.,
   5.500%, due 09/01/17 ...........................  $ 345,630     $ 358,900
   6.000%, due 10/01/29 ...........................    106,722       110,821
   7.000%, due 10/15/13 ...........................    185,156       197,162
   8.000%, due 11/01/27 ...........................     79,016        84,705
Federal Home Loan Mortgage Corp., 1595 D,
   6.500%, due 11/01/32 ...........................  4,846,492     5,050,587
Federal Home Loan Mortgage Corp., Gold,
   6.500%, due 04/01/29 ...........................     66,579        69,383
   7.500%, due 05/01/24 ...........................     49,088        52,665
Federal National Mortgage Association,
   5.500%, due 12/01/17 ...........................    420,000       436,069
   5.500%, due 12/01/31 ...........................  2,301,085     2,350,831
   6.000%, due 03/01/28 ...........................    113,750       118,059
   6.000%, due 12/01/28 ...........................     88,777        91,900
   6.000%, due 03/01/29 ...........................     94,946        98,285
   6.000%, due 06/01/31 ...........................    217,637       225,292
   6.500%, due 08/01/16 ...........................  1,287,477     1,358,633
   6.500%, due 01/01/28 ...........................  4,098,313     4,269,192
   6.500%, due 08/01/28 ...........................     84,464        87,986
   6.500%, due 10/01/30 ...........................    430,947       448,916
   6.500%, due 08/01/32 ...........................  2,199,778     2,291,497
   6.500%, due 09/01/32 ...........................  4,441,886     4,627,090
   7.000%, due 11/01/31 ...........................    110,173       115,880
   7.000%, due 04/01/32 ...........................    113,137       118,999
   7.000%, due 06/01/32 ...........................    387,447       407,520
   7.500%, due 05/01/31 ...........................     93,515        99,284
   8.000%, due 09/01/27 ...........................     37,394        40,196
   9.500%, due 11/01/09 ...........................    136,280       148,568
Federal National Mortgage Association,
   93-73, Class ZA, 7.500%, due 10/25/22 . ........    245,674       254,963
Federal National Mortgage Association,
   Grantor Trust, 01-T5, Class A3,
   7.500%, due 06/19/41 ...........................    307,605       327,073
GMAC Commercial Mortgage Securities,
   Inc., 97-C2, Class A2,
   6.550%, due 04/16/29 ...........................    315,000       342,397
Government National Mortgage Association,
   6.000%, due 12/20/28 ...........................    896,613       933,928
   6.000%, due 02/20/29 ...........................     70,083        72,788
   6.000%, due 08/20/29 ...........................    103,215       107,199
   6.500%, due 11/15/28 ...........................    130,154       136,700
   6.500%, due 12/15/29 ...........................    811,736       853,286
   7.000%, due 04/15/26 ...........................    160,737       170,404
   7.000%, due 06/15/27 ...........................     91,909        97,438
   7.500%, due 02/15/27 ...........................    485,571       517,986
   9.500%, due 09/15/18 ...........................    291,220       315,654
GS Mortgage Securities Corp., 01-2, Class M,
   7.500%, due 06/19/32, 144A .....................    146,183       155,366
Heller Financial Commercial Mortgage
   Assets, 99-PH1, Class A1,
   6.500%, due 05/15/31 ...........................    499,396       546,356
Impac Secured Assets Corp.,
   01-3, Class A2,
   7.250%, due 04/25/31 ...........................    125,173       134,718

                                                         FACE
                                                        AMOUNT      VALUE
                                                        ------   -----------
JP Morgan Commercial Mortgage Finance
   Corp., 99-C8, Class A1,
   7.325%, due 07/15/31 ...........................  $ 940,478   $ 1,037,947
LB Commercial Conduit Mortgage Trust,
   99-C1, Class A1,
   6.410%, due 06/15/31 ...........................    301,347       325,999
LB Commercial Conduit Mortgage Trust,
   99-C2, Class A2,
   7.325%, due 10/15/32 ...........................    160,000       187,613
Merrill Lynch Mortgage Investors, Inc,
   6.540%, due 12/10/29 ...........................    300,000       336,111
Merrill Lynch Mortgage Investors, Inc.,
   96-C2, Class A3,
   6.960%, due 11/21/28 ...........................    375,000       412,788
Morgan Stanley Capital I, 01-1QA, A2,
   5.330%, due 12/18/32 ...........................    150,000       161,131
Morgan Stanley Dean Witter Capital I,
   00-LIF2, Class A1,
   6.960%, due 10/15/33 ...........................    145,239       162,040
Morgan Stanley Dean Witter Capital I,
   00-LIFE, Class A2,
   7.570%, due 12/15/09 ...........................  1,200,000     1,419,332
Nomura Asset Securities Corp., 95-MD3,
   Class A1B, 8.150%, due 04/04/27 ................    608,296       669,877
PNC Mortgage Acceptance Corp., 99-CM1,
   Class A1B, 7.330%, due 12/10/32 ................    105,000       122,694
Prudential Mortgage Capital Funding, LLC,
   00-ROCK, Class A2,
   6.605%, due 05/10/34 ...........................  1,200,000     1,360,320
Residential Asset Securitization Trust,
   97-A7, Class A1, 7.250%, due 12/25/27 . ........     45,891        46,743
Residential Funding Mortgage
   Securitization I, 98-56, Class A6,
   6.750%, due 03/25/28 ...........................    490,000       501,807
Salomon Brothers Mortgage Securities,
   7.520%, due 12/18/09 ...........................     95,000       112,061
Salomon Brothers Mortgage Securities VII,
   00-C3, Class A2, 6.592%, due 12/18/33. .........    195,000       220,468
Structured Asset Securities Corp.,
   98-ALS1, Class 1A,
   6.900%, due 01/25/29 ...........................     98,619       100,809
Washington Mutual, 99-WM2, Class 2A,
   7.000%, due 11/19/14 ...........................    170,746       175,787
                                                                 -----------
                                                                  41,123,518
                                                                 -----------
INTERNATIONAL DOLLAR BONDS -- 0.69%
Canadian National Railway Co.,
   6.900%, due 07/15/28 ...........................     55,000        62,701
Deutsche Telekom Finance,
   8.750%, due 06/15/30 ...........................     75,000        86,636
France Telecom S.A.,
   10.000%, due 03/01/31 ..........................     70,000        85,214
Mexico Government International Bond,
   8.125%, due 12/30/19 ...........................    105,000       110,775
Royal Bank of Scotland,
   9.118%, due 12/31/49 ...........................     65,000        80,155
WestDeutsche Landesbank,
   6.750%, due 06/15/05 ...........................    110,000       120,052
                                                                 -----------
                                                                     545,533
                                                                 -----------

UBS U.S. BOND RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                         FACE
                                                        AMOUNT          VALUE
                                                        -------       ---------
ASSET-BACKED SECURITIES -- 2.55%
Boston Edison Co.,
  7.030%, due 03/15/12 ............................    $ 290,000      $ 340,206
Conseco Finance Securitizations Corp.,
  00-B, Class AF4, 7.870%, due 02/15/31 . .........      220,000        232,632
Continental Airlines, Inc., E.E.T.C.,
  6.320%, due 11/01/08 ............................       85,000         76,095
Delta Air Lines, Inc. 00-1, E.E.T.C.,
  7.570%, due 11/18/10 ............................      195,000        194,798
MMCA Automobile Trust, 00-1, Class A3,
  7.000%, due 06/15/04 ............................       15,565         15,657
Peoplefirst.com Auto Receivables Owner
  Trust, 00-2, Class A4,
  6.430%, due 09/15/07 ............................      800,000        822,250
Residential Asset Securities Corp.,
  6.445%, due 03/25/28 ............................       83,304         83,214
United Airlines, Inc., E.E.T.C.,(b)(c)
  7.811%, due 10/01/09 ............................      108,006         43,550
Vanderbilt Mortgage Finance, 00-B, Class IA3,
  8.255%, due 05/07/17 ............................      185,000        199,327
                                                                      ---------
                                                                      2,007,729
                                                                      ---------

                                                        FACE
                                                       AMOUNT           VALUE
                                                      ---------      -----------
U.S. GOVERNMENT OBLIGATIONS -- 23.55%
U.S. Treasury Bond,
   3.000%, due 07/15/12 ...........................  $ 2,060,000    $ 2,207,218
   8.000%, due 11/15/21 ...........................      770,000      1,072,886
U.S. Treasury Note,
   2.875%, due 06/30/04 ...........................    2,005,000      2,049,329
   4.750%, due 11/15/08 ...........................    2,120,000      2,314,111
   5.000%, due 08/15/11 ...........................      995,000      1,091,079
   6.750%, due 05/15/05 ...........................    8,770,000      9,777,524
                                                                    -----------
                                                                     18,512,147
                                                                    -----------
Total Bonds (Cost $74,801,997) ....................                 77,143,113
                                                                    -----------
                                                       SHARES
                                                      ---------
SHORT-TERM INVESTMENT -- 2.68%
OTHER -- 2.68%
   UBS Supplementary Trust
     U.S. Cash Management Prime Fund
   (Cost $2,107,607) ..............................    2,107,607      2,107,607
                                                                    -----------
Total Investments
   (Cost $76,909,604)--100.83% (a) ................                  79,250,720
Liabilities, less cash
   and other assets --(0.83)% .....................                    (651,358)
                                                                    -----------
Net Assets -- 100% ................................                $ 78,599,362
                                                                   ============
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $76,909,604; and net unrealized appreciation consisted of:

          Gross unrealized appreciation ............. $ 2,622,622
          Gross unrealized depreciation .............    (281,506)
                                                      -----------
             Net unrealized appreciation ............ $ 2,341,116
                                                      ===========
(b)       Security is in default.
(c) Security is illiquid. This security amounted to $43,550 or 0.05% of net assets.
%         Represents a percentage of net assets.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the value of these securities amounted to $1,395,758 or 1.78% of net assets.
E.E.T.C.: Enhanced equipment trust certificate.

                See accompanying notes to financial statements.

UBS HIGH YIELD RELATIONSHIP FUND

The overall high yield bond market declined 1.14% during 2002, as measured by the Merrill Lynch High Yield Master Index. UBS High Yield Relationship Fund largely tracked the market's performance, declining 1.60% over the same time period.

(Returns over various time periods are shown in the table on page 52; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

The high yield market was negatively influenced by both external and internal factors during the year. External factors included a weaker-than-expected economic recovery, increased geopolitical uncertainty, and the continual decline of the stock market. Internal factors included corporate misconduct, higher-than-expected defaults, and a significant change in the market's structure as 2002 recorded a record number of "fallen angels" (a term used to describe investment-grade bonds that have been downgraded to below-investment-grade status).

The extent to which the "fallen angels" changed the structure of the high yield market was significant: five of the top 10 issuers in the high yield market as of December 31, 2002 were investment-grade companies in 2001. At the time of this writing, these companies make up 10% of the Index, adding significantly to the market's overall volatility. One of the most notable of these "fallen angels" was WorldCom. Following a well-publicized accounting debacle, the once-revered firm was downgraded to below investment-grade status. Not surprisingly, the downgrade led to the onset of a substantial market decline.

As the period drew to a close, some positive signs began to emerge. A fourth quarter stock market rally indicated that investors were still willing to take on risk in exchange for yield. This change in sentiment energized the high yield market, sparking a 6.67% fourth-quarter gain. The CCC-rated companies led the rally with an 11.75% increase. The B-rated sector followed with a return of 6.81%, and the BB-rated sector returned 5.07%. For the year as a whole, B-rated companies outperformed, finishing the twelve months up 2.15%. This compared to a decline of 3.09% for the BB-rated sector and a decline of 4.09% for the CCC-rated sector.

On an industry basis, containers, capital goods and textile/apparel were the top performers for the year. Containers and capital goods reported better-than-expected operating performance, while textile/apparel rebounded from low trading levels. At the opposite end of the spectrum, telecommunications, air transportation, and cable were the market's worst performers.

SECTOR WEIGHTINGS WERE KEY TO PERFORMANCE

The Fund's performance in this environment was helped by our overweight in broadcasting, printing and publishing and gaming, as well as our overweight in the B-rated sector. We were also supported by underweights in the fixed-line telecommunications, electric generation and airline sectors. However, our overweight in cable television and wireless telecommunications, coupled with our underweight in homebuilding, detracted from relative performance.

LOOKING AHEAD

Our research shows that the U.S. high yield market is currently offering attractive opportunities for long-term investors. We presently believe we are in a period characterized by moderate economic improvement and stable rates-both of which will likely strengthen the market. In terms of specific portfolio strategies, we are currently overweight in the broadcasting, gaming and publishing sectors, and underweight in the electric, chemical and retailing sectors. Broadcasting companies are expected to benefit from consolidation in the media sector, while the gaming and publishing companies continue to generate healthy levels of free cash flow to pay down debt. We are underweight in the electric generation sector due to its high debt levels in an environment of low power prices; this may result in a few of these companies seeking bankruptcy protection in 2003. We are also underweight the chemical sector due to high feedstock prices and weak demand, and our underweight in the retail sector is a result of the negative impact of lower consumer confidence.

UBS HIGH YIELD RELATIONSHIP FUND

TOTAL RETURN

                                                        6 months       1 year        3 years       5 years         Annualized
                                                          ended         ended         ended         ended          4/30/95* to
                                                        12/31/02      12/31/02       12/31/02      12/31/02         12/31/02
--------------------------------------------------------------------------------------------------------------------------------
UBS HIGH YIELD RELATIONSHIP FUND                          4.53%        -1.60%         -0.70%        -0.71%            3.96%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index                     3.30         -1.14           0.34          1.24             5.18
--------------------------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS HIGH YIELD RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS High Yield Relationship Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS HIGH YIELD RELATIONSHIP FUND VS. MERRILL LYNCH HIGH YIELD MASTER INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

4/30/95 = $100,000     Data through 12/31/02

                             Merrill Lynch
            UBS High Yield     High Yield
          Relationship Fund   Master Index
          -----------------  -------------
                100000          100000
                100662          102820
                100553          103499
                101729          105103
                102291          105397
                103491          106609
                104956          107793
                105941          108299
12/31/95        107361          109675
                108820          111758
                110836          112351
                110503          112047
                111210          112652
                112623          113565
                112963          113815
                113584          114839
                115713          116091
                119121          118088
                119625          119080
                121423          120937
12/31/96        123175          123295
                124846          124196
                126409          126530
                122735          125113
                124892          126227
                128738          128764
                131130          130515
                134858          133282
                135479          134002
                139078          136655
                137523          136641
                139649          137611
12/31/97        139645          138864
                140588          141224
                141432          142326
                143331          143038
                143577          144110
                143922          144543
                142574          144846
                143397          145860
                130486          135956
                128769          135943
                126011          133237
                132152          139993
12/31/98        131736          139671
                134588          141052
                135061          139976
                136427          141182
                138509          143390
                135277          142395
                134307          142128
                134318          142336
                133571          140892
                133437          140351
                133869          139530
                136386          141126
12/31/99        137659          141867
                136159          141163
                135656          141285
                133170          139309
                134349          139358
                133801          137824
                136170          140183
                137642          141194
                139389          142918
                137955          142083
                133907          137915
                128135          133594
12/31/00        132294          136491
                139513          144630
                141069          146914
                138758          144970
                138725          143387
                140125          146146
                135498          143133
                136992          145357
                137919          146765
                128970          137350
                132855          141395
                138065          145989
12/31/01        136963          144959
                137817          145769
                135298          144367
                137930          147797
                139363          150146
                136497          149334
                128934          138718
                125887          133197
                128482          136527
                127088          134343
                127349          133214
                133845          141194
12/31/02        134775          143312


+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS HIGH YIELD RELATIONSHIP FUND

TOP TEN U.S. FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2002

                                            Percentage of
                                              Net Assets
--------------------------------------------------------------
Echostar DBS Corp.
   9.375%, due 02/01/09                           1.4%
Allied Waste North America
   7.875%, due 01/01/09                           1.2
Iron Mountain, Inc.
   8.750%, due 09/30/09                           1.1
Phillips-Van Heusen Corp.
   9.500%, due 05/01/08                           1.1
Levi Strauss & Co.
   12.250%, due 12/15/12                          1.0
Tommy Hilfiger USA, Inc.
   6.850%, due 06/01/08                           1.0
Sequa Corp.
   9.000%, due 08/01/09                           1.0
R.H. Donnelley Finance Corp.
   10.875%, due 12/15/12                          1.0
Gray Television, Inc.
   9.250%, due 12/15/11                           1.0
Mediacom LLC
   9.500%, due 01/15/13                           0.9
--------------------------------------------------------------
Total                                            10.7%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2002

U.S. Corporate Bonds
-------------------------------------------------------------------
     Aerospace & Military ................................    8.20
     Appliances & Household Durables .....................    0.40
     Autos/Durables ......................................    2.26
     Basic Resources .....................................    0.01
     Beverages & Tobacco .................................    1.24
     Building Materials ..................................    2.75
     Business & Public Service ...........................    0.78
     Cable TV / Pay Services .............................    1.94
     Chemicals ...........................................    3.59
     Construction ........................................    0.92
     Consumer ............................................    0.73
     Consumer Durables ...................................    1.40
     Electric Components .................................    1.17
     Energy ..............................................    4.92
     Environmental .......................................    1.69
     Financial Services ..................................    2.71
     Food & House Products ...............................    4.90
     Gaming ..............................................    9.11
     Health Care .........................................    0.94
     Health: Drugs .......................................    0.65
     Health: Non-Drugs ...................................    2.37
     Housing/Paper .......................................    1.67
     Industrial Components ...............................    0.68
     Leisure & Tourism ...................................    4.40
     Machinery & Engineering .............................    0.70
     Metals Steel ........................................    0.61
     Non-Durables ........................................    0.37
     Publishing ..........................................    5.99
     Radio Broadcasting ..................................    1.38
     Real Estate .........................................    0.41
     Recreation ..........................................    1.35
     Retail/Apparel ......................................    4.99
     Services/Miscellaneous ..............................    5.05
     Telecommunications ..................................    2.91
     Telecommunications- Wireless ........................    4.01
     Telecommunications- Services ........................    0.58
     Television Broadcasting .............................    5.97
     Transportation ......................................    0.34
     Utilities ...........................................    0.71
                                                            ------
        Total U.S. Corporate Bonds .......................   94.80
U.S. Equities
     Computer Systems ....................................    0.59
     Food & House Products ...............................    0.01
     Gaming ..............................................    0.37
     Publishing ..........................................    0.33
     Telecommunications & Cellular .......................    0.14
     Telecommunications- Services ........................    0.01
                                                            ------
        Total U.S. Equities ..............................    1.45
International Dollar Bonds
     Beverages & Tobacco .................................    0.37
     Chemicals ...........................................    0.53
                                                            ------
        Total International Dollar Bonds .................    0.90
WARRANTS .................................................    0.01
SHORT-TERM INVESTMENTS ...................................    0.65
                                                            ------
     TOTAL INVESTMENTS ...................................   97.81
CASH AND OTHER ASSETS, LESS LIABILITIES ..................    2.19
                                                            ------
NET ASSETS ...............................................  100.00%
                                                            ======

UBS HIGH YIELD RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                         FACE
                                                        AMOUNT           VALUE
                                                       ---------        --------
BONDS -- 95.70%
U.S. CORPORATE BONDS -- 94.80%
Acetex Corp.,
  10.875%, due 08/01/09 ............................  $ 1,250,000    $ 1,325,000
Adelphia Communications Corp.
  9.375%, due 11/15/09 .............................    1,105,000        425,425
Advance Stores Co.
  10.250%, due 04/15/08 ............................      500,000        530,000
Advanced Medical Optics, Inc.
  9.250%, due 07/15/10 .............................      250,000        257,500
AES Corp.
  9.375%, due 09/15/10 .............................      950,000        570,000
Ainsworth Lumber Co., Ltd.
  12.500%, due 07/15/07 ............................    1,250,000      1,300,000
AK Steel Holding Corp., 144A
  7.750%, due 06/15/12 .............................      850,000        856,375
Alamosa Delaware, Inc.
  12.500%, due 02/01/11 ............................    1,000,000        300,000
Allbritton Communications Co.
  7.750%, due 12/15/12, 144A .......................    1,250,000      1,251,562
  9.750%, due 11/30/07 .............................    1,000,000      1,035,000
Alliance Gaming Corp.
  10.000%, due 08/01/07 ............................    1,125,000      1,175,625
Allied Waste North America
  7.875%, due 01/01/09 .............................    1,675,000      1,649,875
  10.000%, due 08/01/09 ............................      750,000        744,375
American Restaurant Group, Inc., Series D,
  11.500%, due 11/01/06 ............................      496,000        396,800
Ameristar Casino, Inc.
  10.750%, due 02/15/09 ............................    1,000,000      1,095,000
Amkor Technologies, Inc.
  9.250%, due 02/15/08 .............................    1,250,000      1,056,250
Argo-Tech Corp.
  8.625%, due 10/01/07 .............................      500,000        345,000
Argosy Gaming Co.
  10.750%, due 06/01/09 ............................    1,000,000      1,100,000
Atrium Cos., Inc.
  10.500%, due 05/01/09 ............................    1,100,000      1,067,000
Aztar Corp.
  8.875%, due 05/15/07 .............................    1,100,000      1,122,000
B&G Foods, Inc.
  9.625%, due 08/01/07 .............................    1,000,000      1,028,750
Bally Total Fitness Corp., Series D
  9.875%, due 10/15/07 .............................      569,000        495,030
BE Aerospace, Inc.
  8.875%, due 05/01/11 .............................    1,125,000        826,875
Bear Island Paper Co., LLC
  10.000%, due 12/01/07 ............................      500,000        425,625
Belden & Blake Corp.
  9.875%, due 06/15/07 .............................    1,140,000        969,000
Berry Plastics Corp.
  10.750%, due 07/15/12 ............................      525,000        559,125
Block Communications, Inc.
  9.250%, due 04/15/09 .............................    1,000,000      1,032,500
Brickman Group Ltd, 144A
  11.750%, due 12/15/09 ............................      300,000        313,500
Buckeye Technologies, Inc.
  8.500%, due 12/15/05 .............................    1,100,000        995,500
Buffets, Inc., 144A
  11.250%, due 07/15/10 ............................    1,000,000        945,000

                                                           FACE
                                                          AMOUNT         VALUE
                                                          -------      ---------
Bway Corp., 144A
   10.000%, due 10/15/10 ...........................    $ 500,000      $ 518,750
Cadmus Communications Corp.
   9.750%, due 06/01/09 ............................      900,000        902,250
Calpine Corp.
   8.500%, due 02/15/11 ............................      985,000        428,475
Chancellor Broadcasting Co.
   8.750%, due 06/15/07 ............................      750,000        782,812
Charter Communications Holdings
   10.000%, due 04/01/09 ...........................    1,305,000        580,725
   10.000%, due 05/15/11 ...........................      125,000         55,625
Chesapeake Energy Corp.
   8.125%, due 04/01/11 ............................      875,000        901,250
   9.000%, due 08/15/12 ............................      500,000        530,000
Chippac International Co., Ltd.
   12.750%, due 08/01/09 ...........................      575,000        603,750
Coast Hotels and Casinos, Inc.
   9.500%, due 04/01/09 ............................      740,000        791,800
Coaxial Communications of Central Ohio, Inc.
   10.000%, due 08/15/06 ...........................      600,000        525,000
Collins & Aikman Corp.,
   10.750%, due 12/31/11 ...........................      600,000        571,500
   11.500%, due 04/15/06 ...........................      750,000        630,000
Cott Beverages USA, Inc.,
   8.000%, due 12/15/11 ............................      875,000        927,500
Crown Castle International Corp.
   9.375%, due 08/01/11 ............................    1,000,000        830,000
CSC Holdings, Inc.
   7.625%, due 07/15/18 ............................      800,000        709,000
   7.875%, due 12/15/07 ............................    1,000,000        961,250
Cummins, Inc., 144A
   9.500%, due 12/01/10 ............................      500,000        532,500
D.R. Horton, Inc.
   7.500%, due 12/01/07 ............................      750,000        735,000
Dayton Superior Corp.144A(c)
   13.000%, due 06/15/09 ...........................      700,000        602,000
Delhaize America, Inc.
   8.125%, due 04/15/11 ............................      750,000        725,624
Dex Media East LLC, 144A
   9.875%, due 11/15/09 ............................      525,000        561,750
   12.125%, due 11/15/12 ...........................      350,000        387,625
Dobson Communications Corp.
   10.875%, due 07/01/10 ...........................      625,000        528,125
Dobson Sygnet Communications, Inc.
   12.250%, due 12/15/08 ...........................    1,000,000        765,000
Dura Operating Corp.
   9.000%, due 05/01/09 ............................    1,000,000        910,000
Echostar DBS Corp.
   9.375%, due 02/01/09 ............................    1,900,000      2,009,250
Equistar Chemicals LP
   8.500%, due 02/15/04 ............................      750,000        742,500
Extendicare Health Services, Inc.
   9.350%, due 12/15/07 ............................      750,000        622,500
   9.500%, due 07/01/10, 144A ......................      250,000        242,500
Fedders North America
   9.375%, due 08/15/07 ............................    1,000,000        760,000
Felcor Lodging LP
   8.500%, due 06/01/11 ............................      520,000        512,200

UBS HIGH YIELD RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                            FACE
                                                           AMOUNT       VALUE
                                                           -------    ----------
Fisher Scientific International, Inc.
   8.125%, due 05/01/12 .............................   $ 550,000     $ 569,250
Fort James Corp.
   6.875%, due 09/15/07 .............................     250,000       237,500
Four M Corp., Series B
   12.000%, due 06/01/06 ............................     650,000       672,750
Frontier Oil Corp.
   11.750%, due 11/15/09 ............................     400,000       412,000
FrontierVision Holdings L.P.
   11.875%, due 09/15/07 ............................     450,000       252,000
GEO Specialty Chemicals
   10.125%, due 08/01/08 ............................   1,125,000       641,250
Georgia-Pacific Corp.
   9.500%, due 12/01/11 .............................   1,000,000       980,000
Granite Broadcasting Corp.
   10.375%, due 05/15/05 ............................     400,000       346,000
Gray Television, Inc.
   9.250%, due 12/15/11 .............................   1,250,000     1,345,312
Grey Wolf, Inc.
   8.875%, due 07/01/07 .............................   1,250,000     1,268,750
Hanger Orthopedic Group, Inc.
   11.250%, due 06/15/09 ............................     700,000       721,000
Hilton Hotels Corp.
   8.250%, due 02/15/11 .............................   1,000,000     1,046,058
HMH Properties, Inc.
   7.875%, due 08/01/08 .............................     625,000       606,250
Hollinger International Publishing Corp.
   9.000%, due 12/15/10, 144A .......................     875,000       882,656
   9.250%, due 02/01/06 .............................     900,000       928,125
Hollywood Casino Corp.
   11.250%, due 05/01/07 ............................     957,000     1,033,560
Huntsman ICI Chemicals, LLC
   9.875%, due 03/01/09 .............................     400,000       400,000
   0.000%, due 12/31/09 .............................     975,000       219,375
Insight Communications Co., Inc.
   0.000%, due 02/15/11 .............................   1,900,000     1,047,375
Insight Midwest, LP
   10.500%, due 11/01/10 ............................     520,000       505,700
Interep National Radio Sales, Series B
   10.000%, due 07/01/08 ............................     500,000       390,000
Interface, Inc.
   10.375%, due 02/01/10 ............................     750,000       727,500
International Game Technology
   7.875%, due 05/15/04 .............................     625,000       650,000
IPC Acquisition Corp.,
   11.500%, due 12/15/09 ............................     500,000       430,000
Iron Mountain, Inc.
   8.750%, due 09/30/09 .............................   1,500,000     1,546,875
John Q. Hammons Hotels, Inc.
   8.875%, due 05/15/12 .............................   1,250,000     1,256,250
Kansas City Southern
   7.500%, due 06/15/09 .............................     450,000       474,750
L-3 Communications Corp.
   7.625%, due 06/15/12 .............................     525,000       540,750
Lamar Media Co.
   8.625%, due 09/15/07 .............................   1,059,000     1,106,655
Levi Strauss & Co.
   6.800%, due 11/01/03 .............................   1,000,000       985,000
   11.625%, due 01/15/08 ............................     500,000       488,750
   12.250%, due 12/15/12, 144A ......................   1,500,000     1,470,000

                                                            FACE
                                                           AMOUNT        VALUE
                                                           -------    ----------
LIN Holdings Corp.
   10.000%, due 03/01/08 ............................   $ 600,000     $ 612,750
Luigino's, Inc.
   10.000%, due 02/01/06 ............................   1,000,000     1,021,250
Mail Well Corp.
   9.625%, due 03/15/12 .............................     900,000       801,000
Majestic Investment Holdings LLC,
   11.653%, due 11/30/07 ............................   1,250,000     1,156,250
Majestic Star Casino LLC, Series B
   10.875%, due 07/01/06 ............................     500,000       510,000
Massey Energy Co.
   6.950%, due 03/01/07 .............................     550,000       452,036
Mediacom LLC
   7.875%, due 02/15/11 .............................     525,000       438,375
   9.500%, due 01/15/13 .............................   1,475,000     1,327,500
Meristar Hospitality Corp.
   9.000%, due 01/15/08 .............................     650,000       572,000
Methanex Corp.
   8.750%, due 08/15/12 .............................     250,000       265,000
MGM Mirage, Inc.
   8.500%, due 09/15/10 .............................     855,000       944,775
   9.750%, due 06/01/07 .............................     850,000       939,250
Millennium America, Inc.
   7.000%, due 11/15/06 .............................     250,000       241,563
   9.250%, due 06/15/08, 144A .......................     675,000       703,688
Mothers Work, Inc.
   11.250%, due 08/01/10 ............................     500,000       532,500
National Wine & Spirits, Inc.
   10.125%, due 01/15/09 ............................     825,000       829,125
Nexstar Finance, Inc., LLC
   12.000%, due 04/01/08 ............................   1,000,000     1,085,000
Nextel Communications, Inc.
   9.375%, due 11/15/09 .............................   1,250,000     1,131,250
   10.650%, due 09/15/07 ............................     620,000       592,100
Nextel Partners, Inc.
   11.000%, due 03/15/10 ............................   1,125,000       956,250
Nextmedia Operating, Inc.
   10.750%, due 07/01/11 ............................     275,000       289,094
Nortek, Inc.
   8.875%, due 08/01/08 .............................     500,000       511,250
Nortel, Inc., Series B
   9.125%, due 09/01/07 .............................     951,000       974,775
Owens-Brockway Glass Corp.
   8.875%, due 02/15/09 .............................   1,000,000     1,030,000
Pacifica Papers, Inc.
   10.000%, due 03/15/09 ............................     610,000       645,075
Pantry, Inc.
   10.250%, due 10/15/07 ............................     500,000       448,750
Parker Drilling Corp.
   5.500%, due 08/01/04 .............................     200,000       184,750
   10.125%, due 11/15/09 ............................   1,000,000     1,030,000
Pathmark Stores, Inc.
   8.750%, due 02/01/12 .............................     750,000       690,000
Paxson Communications Corp.
   12.250%, due 01/15/09 ............................   1,300,000       825,500
Penn National Gaming, Inc.
   8.875%, due 03/15/10 .............................     250,000       256,250
Penn National Gaming, Inc., Series B
   11.125%, due 03/01/08 ............................     735,000       804,825

UBS HIGH YIELD RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                         FACE
                                                        AMOUNT          VALUE
                                                      -----------     ---------
Per-Se Technologies, Inc.
   9.500%, due 02/15/05 ............................  $ 1,000,000     $ 965,000
Perry Ellis International, Inc.
   9.500%, due 03/15/09 ............................    1,000,000     1,018,750
Petco Animal Supplies, Inc.,
   10.750%, due 11/01/11 ...........................    1,000,000     1,101,250
Phillips-Van Heusen Corp.
   9.500%, due 05/01/08 ............................    1,500,000     1,503,750
Plains Exploration & Production Co, 144A
   8.750%, due 07/01/12 ............................      800,000       832,000
Premier Parks, Inc.
   0.000%, due 04/01/08 ............................    1,140,000     1,102,950
Prime Hospitality Corp.
   8.375%, due 05/01/12 ............................    1,200,000     1,164,000
PRIMEDIA, Inc.
   8.875%, due 05/15/11 ............................      775,000       701,375
Qwest Communications, 144A
   13.500%, due 12/15/10 ...........................      762,000       792,480
Qwest Corp.,144A
   8.875%, due 03/15/12 ............................      500,000       485,000
R.H. Donnelley Finance Corp, 144A
   10.875%, due 12/15/12 ...........................    1,275,000     1,389,750
R.H. Donnelly, Inc.
   9.125%, due 06/01/08 ............................    1,063,000     1,063,000
Radio One, Inc.
   8.875%, due 07/01/11 ............................      600,000       642,000
Rexnord Corp., 144A
   10.125%, due 12/15/12 ...........................      525,000       538,125
Riverwood International Corp.
   10.875%, due 04/01/08 ...........................      450,000       452,250
Roundy's, Inc.,144A
   8.875%, due 06/15/12 ............................      400,000       392,000
Salem Communications Corp.
   9.500%, due 10/01/07 ............................      500,000       523,125
Samina Corp., 144A
   10.380%, due 01/15/10 ...........................      500,000       505,000
Samsonite Corp.
   10.750%, due 06/15/08 ...........................    1,000,000       810,000
Sbarro, Inc.
   11.000%, due 09/15/09 ...........................    1,000,000       930,000
Sequa Corp.
   9.000%, due 08/01/09 ............................    1,500,000     1,440,000
Silgan Corp.
   9.000%, due 06/01/09 ............................      825,000       860,062
Sinclair Broadcast Group, Inc.
   8.000%, due 03/15/12 ............................    1,000,000     1,042,500
   8.750%, due 12/15/11 ............................      450,000       484,313
Smurfit-Stone Container Corp., 144A
   8.250%, due 10/01/12 ............................      700,000       714,000
Speedway Motorsports, Inc.
   8.500%, due 08/15/07 ............................      775,000       806,000
SPX Corp.
   7.500%, due 01/01/13 ............................      500,000       506,875
Starwood Hotels & Resorts
   Worldwide, Inc.,144A,
   7.875%, due 05/01/12 ............................    1,150,000     1,138,500
Stone Container Corp.
   8.375%, due 07/01/12 ............................      600,000       615,000
Sybron Dental Specialties, Inc.
   8.125%, due 06/15/12 ............................      750,000       757,500

                                                         FACE
                                                        AMOUNT          VALUE
                                                      -----------     ---------
Team Health, Inc.
   12.000%, due 03/15/09 ...........................    $ 500,000     $ 517,500
Tembec Industries, Inc.
   8.500%, due 02/01/11 ............................      800,000       806,000
Tenet Healthcare Corp.
   6.375%, due 12/01/11 ............................      600,000       540,000
Terra Capital, Inc.
   12.875%, due 10/15/08 ...........................      500,000       537,500
Tommy Hilfiger USA, Inc.
   6.850%, due 06/01/08 ............................    1,550,000     1,457,000
TransWestern Publishing Co.
   9.625%, due 11/15/07 ............................      885,000       924,825
Triad Hospitals, Inc.
   8.750%, due 05/01/09 ............................      375,000       401,719
Trico Marine Services, Inc.
   8.875%, due 05/15/12 ............................      625,000       578,125
Triton PCS, Inc.
   9.375%, due 02/01/11 ............................      525,000       435,750
   0.000%, due 05/01/08 ............................    1,430,000     1,190,475
Ucar Finance, Inc.
   10.250%, due 02/15/12 ...........................      500,000       397,500
Von Hoffmann Press, Inc.
   10.250%, due 03/15/09 ...........................      500,000       467,500
   10.375%, due 05/15/07 ...........................      500,000       385,000
Weirton Steel Corp.(c)
   0.000%, due 04/01/06 ............................       18,450        18,450
   10.000%, due 04/01/08 ...........................    1,127,500       112,750
Wheeling Island Gaming, Inc.
   10.125%, due 12/15/09 ...........................      475,000       489,250
Wheeling-Pittsburg Corp. (b)
   9.250%, due 11/15/07 ............................    2,000,000        20,000
William Carter Co.
   10.875%, due 08/15/11 ...........................      700,000       763,000
Winsloew Furniture, Inc., Series B 144A(c)
   12.750%, due 08/15/07 ...........................      500,000       405,000
Wiser Oil Co.
   9.500%, due 05/15/07 ............................      325,000       243,750
WRC Media, Inc.
   12.750%, due 11/15/09 ...........................      950,000       931,000
Wynn Las Vegas LLC
   12.000%, due 11/01/10 ...........................      800,000       808,000
Yell Finance BV
   10.750%, due 08/01/11 ...........................      790,000       869,000
Young Broadcasting, Inc.
   8.500%, due 12/15/08 ............................      625,000       645,313
   10.000%, due 03/01/11 ...........................      676,000       674,310
                                                                      ---------
                                                                    133,958,597
                                                                    -----------
INTERNATIONAL DOLLAR BONDS -- 0.90%
Constellation Brands, Inc.
   8.500%, due 03/01/09 ............................      500,000       523,750
Methanex Corp.
   7.750%, due 08/15/05 ............................      750,000       750,000
                                                                      ---------
                                                                      1,273,750
                                                                      ---------
Total Bonds (Cost $142,786,921) ....................                135,232,347
                                                                    -----------

UBS HIGH YIELD RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                         SHARES         VALUE
                                                         -------      ---------
EQUITIES -- 1.46%
U.S. EQUITIES -- 1.45%
COMPUTER SYSTEMS -- 0.58%
Seagate Technology, Inc.,144A.(b) ......................  800,000      $ 828,000
                                                                      ----------
FOOD & HOUSE PRODUCTS -- 0.01%
Aurora Foods, Inc.(b) ..................................   16,453         12,834
                                                                       ---------
GAMING -- 0.37%
Venetian Casino, 144A (b) ..............................  500,000        522,500
                                                                       ---------
PUBLISHING -- 0.33%
Cablevision Systems Corp.,
  Series M, PIK ........................................    5,000        465,000
                                                                       ---------
TELECOMMUNICATIONS & CELLULAR -- 0.15%
Rural Cellular Corp., PIK (b) ..........................    2,089        208,869
                                                                       ---------
TELECOMMUNICATIONS- SERVICES -- 0.01%
Pegasus Communications Corp. (b) .......................   11,616         15,217
                                                                       ---------
                                                                       2,052,420
                                                                       ---------
WARRANTS (B) -- 0.01%
Dayton Superior Corp., 144A,
  expires 06/15/09 .....................................    1,500            900
HF Holdings, Inc.,144A,(c)
  expires 07/15/02 .....................................    8,680          8,680
Leap Wireless International, Inc.,144A,(c)(d)
  expires 04/15/10 .....................................    1,385              0
Pliant Corp., 144A,
  expires 06/01/10 .....................................    1,090          1,090
Winsloew Furniture, Inc., 144A,
  expires 08/15/07 .....................................      400          4,000
                                                                       ---------
                                                                          14,670
                                                                       ---------
Total Equities (Cost $8,239,469) .......................               2,067,090
                                                                       ---------

                                                        SHARES         VALUE
                                                        -------      ----------
SHORT-TERM INVESTMENT -- 0.65%
OTHER -- 0.65%
   UBS Supplementary Trust
     U.S. Cash Management Prime Fund
     (Cost $925,098) ...........................        925,098    $    925,098
                                                                   ------------
Total Investments
(Cost $151,951,488) -- 97.81%(a) ...............                    138,224,535
Cash and other assets,
   less liabilities -- 2.19% ...................                      3,089,320
                                                                   ------------
Net Assets -- 100% .............................                   $141,313,855
                                                                   ============
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $151,951,488; and net unrealized depreciation consisted of:

        Gross unrealized appreciation ....     $ 3,326,247
        Gross unrealized depreciation ....     (17,053,200)
                                           ----------------
           Net unrealized depreciation ...   $ (13,726,953)
                                           ================
(b)   Non-income producing security.
(c) Security is illiquid. These securities amounted to $1,146,880 or 0.81% of net assets.
(d) Security is fair valued by the valuation committee under the direction of the Board of Trustees. At December 31, 2002, the value of security amounted to 0.00% of net assets.
%     Represents a percentage of net assets.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the value of these securities amounted to $17,824,931 or 12.61% of net assets.

                 See accompanying notes to financial statements.

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND

For the year ended December 31, 2002, the UBS Emerging Markets Debt Relationship Fund (excluding transaction charges) returned 12.67%, slightly trailing the 13.12% return of the JP Morgan Emerging Markets Bond Index Global. Since its inception on June 30, 1995, the Fund (excluding transaction charges) has returned 17.57% on an annualized basis, significantly outperforming the 13.23% average annual return of the benchmark. (Returns over various time periods are shown in the table on page 59; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

As a group, emerging market bonds underperformed equivalent duration U.S. Treasury bonds in 2002. In terms of individual countries, returns varied considerably over the year. European and Middle Eastern credits were the top performers, particularly Russia, Pakistan, South Africa and Turkey. Russia's performance was driven by continued fundamental improvements and high oil prices. Pakistan and Turkey benefited from increased international support due to their strategic importance, while South America profited from higher commodity prices.

In contrast, Latin American credits were some of the year's worst performers. Uruguay, Argentina, Ecuador and Brazil all saw their bond prices fall substantially. Uruguay was forced to float its currency when outflows out of the Uruguayan banking system put pressure on reserves. Argentina's government was unable to stabilize the country's fiscal situation, resulting in defaults to multilateral creditors, and Ecuador missed its budget targets when its government increased the salary of public sector workers.

In some regions, election-related issues contributed to the year's volatility. In both Brazil and Turkey, investors feared that new governments would bring fiscal recklessness. Both countries saw their bond prices recover significantly post-election, when the governments advocated market-friendly policies and appointed reformers to key posts. Nonetheless, history suggests that periods of volatility will continue to negatively impact debt statistics in these two countries.

COUNTRY WEIGHTINGS AND SECURITY SELECTION ADDED TO
PERFORMANCE

The Fund's performance over the year was supported by a long standing overweight in Russia, and tactical overweights in Colombia and the Ukraine. We also benefited from an underweight in the Philippines and Nigeria. Security selection in Russia was another source of added value. However, the Fund's overweight in Tunisia and underweight in Venezuela detracted from relative performance, as did security selection in Mexico.

LOOKING AHEAD

2003 will likely be another year in which emerging market bonds are highly influenced by global factors, including investors' concerns over slower-than-expected global growth and the threat of war in the Middle East. In this type of environment, we will continue to employ caution as we execute our investment strategies. Specifically, we presently have cash underweights in Brazil and Turkey, favoring instead what we consider to be safer regional credits, such as Mexico and Russia.

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND

TOTAL RETURN

                                                  6 months        1 year       3 years       5 years        Annualized
                                                    ended         ended         ended         ended         6/30/95* to
                                                  12/31/02       12/31/02      12/31/02      12/31/02        12/31/02
------------------------------------------------------------------------------------------------------------------------
UBS EMERGING MARKETS DEBT
RELATIONSHIP FUND**                                10.49%         12.67%        13.46%        10.77%           17.57%
------------------------------------------------------------------------------------------------------------------------
UBS Emerging Markets Debt
Relationship Fund(1)                                9.94          12.11         13.27         10.66            17.49
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Benchmark(2)                 12.09          13.12          9.86          7.42            13.76
------------------------------------------------------------------------------------------------------------------------
JP Morgan EMBI Global                              12.09          13.12          9.46          7.58            13.23
------------------------------------------------------------------------------------------------------------------------
JP Morgan EMBI+                                    13.31          14.24          9.44          7.18            13.59
------------------------------------------------------------------------------------------------------------------------

*    PERFORMANCE INCEPTION DATE OF UBS EMERGING MARKETS DEBT RELATIONSHIP FUND.
** TOTAL RETURN BASED ON NAV - DOES NOT INCLUDE THE PAYMENT OF A 0.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES.
(1) STANDARDIZED TOTAL RETURN - INCLUDES THE PAYMENT OF A 0.50% TRANSACTION CHARGE ON A FUND SHARE PURCHASED AFTER 12/31/95.
(2)  AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS:
     INCEPTION 12/31/90 - 12/31/95: 100% J.P. MORGAN EMBI; 1/1/96 - 6/30/2000:
     100% J.P. MORGAN EMBI+; 7/1/2000 - CURRENT: 100% J.P. MORGAN EMBI GLOBAL. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Emerging Markets Debt Relationship Fund (excluding transaction charges), the JP Morgan EMBI+, the JP Morgan EMBI Global and the Emerging Markets Debt Benchmark if you had invested $100,000 on June 30, 1995. We are now comparing the Fund's performance to the JP Morgan EMBI Global rather than the JP Morgan EMBI+ as this better represents the Fund's investment universe. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND VS. JP MORGAN EMBI GLOBAL, JP MORGAN EMBI+ & EMERGING MARKETS DEBT BENCHMARK+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

6/30/95 = $100,000     Data through 12/31/02

            UBS Emerging                                   Emerging
            Markets Debt                                   Markets
            Relationship     JP Morgan      JP Morgan        Debt
                Fund        EMBI Global       EMBI+       Benchmark
            ------------    -----------     ---------     ---------
               100000         100000         100000         100000
                98952         100034         100074         100074
               101671         102823         102435         102435
               105713         106438         105964         105964
               104843         105411         104876         104876
               108802         108975         108546         108546
12/31/95       116401         116457         116772         116772
               127448         126385         125646         125646
               118868         119132         118715         118715
               121904         121802         121419         121419
               129544         127826         128043         128043
               132236         129811         130259         130259
               136384         133412         134838         134838
               139238         134849         137656         137656
               145236         139122         142712         142712
               156324         147264         151916         151916
               158248         148475         153109         153109
               167000         155791         160744         160744
12/31/96       168816         157483         162676         162676
               175557         162265         167181         167181
               178950         164913         170082         170082
               172262         159418         163948         163948
               177672         164101         168801         168801
               185086         169664         175352         175352
               190948         173379         179388         179388
               199060         180545         186831         186831
               199245         179668         186075         186075
               205585         184655         191761         191761
               185908         165088         169672         169672
               195410         172088         177728         177728
12/31/97       202275         176297         183853         183853
               203272         177145         183481         183481
               210539         181826         188732         188732
               215693         185955         193431         193431
               215905         186385         193899         193899
               210889         180758         187281         187281
               203957         176177         181874         181874
               204961         177205         183120         183120
               145381         128756         130500         130500
               152861         139881         143261         143261
               162186         148817         152530         152530
               177930         159020         161507         161507
12/31/98       175294         155945         157469         157469
               171369         152391         151622         151622
               173768         153898         153799         153799
               186905         164095         165434         165434
               201488         174187         176739         176739
               192357         165191         166663         166663
               199210         171538         174117         174117
               197853         168680         170506         170506
               197766         168790         170263         170263
               205287         174096         176203         176203
               214825         180264         183002         183002
               218596         185089         188183         188183
12/31/99       230957         193650         198369         198369
               230037         190668         194443         194443
               242525         200915         206966         206966
               249226         206377         213486         213486
               244716         202571         209409         209409
               238579         197887         204079         204079
               253213         207108         214436         214436
               260905         213021         220914         220558
               268790         219815         228688         227592
               264205         217445         225585         225139
               259039         213032         220521         220570
               257814         212175         219378         219682
12/31/00       270203         221542         229442         229380
               285235         232229         241159         240446
               279859         229137         237331         237244
               276361         226574         234082         234591
               276249         225479         232701         233457
               284317         230916         238438         239087
               291133         234440         242114         242735
               276447         222297         227092         230162
               288322         232248         238315         240466
               277861         224657         229586         232606
               281280         224778         228243         232731
               288920         221907         224408         229759
12/31/01       299417         224551         227633         232497
               305786         228704         232342         236797
               319283         237287         242316         245683
               321368         237543         242554         245948
               326170         239876         245096         248363
               325493         238639         243396         247083
               305340         226602         229495         234620
               292355         216337         217355         223992
               312331         232173         235765         240388
               304561         225742         226971         233729
               320700         239625         244448         248103
               327826         246430         252270         255150
12/31/02       337410         253996         260065         262983


+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND

TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2002

                                       Percentage of
                                         Net Assets
-----------------------------------------------------
Russian Federation
     5.000%, due 03/31/30                  10.0%
Russian Federation
     12.750%, due 06/24/28                  4.6
Federal Republic of Brazil
     10.125%, due 05/15/27                  4.0
Republic of Colombia
     9.750%, due 04/09/11                   4.0
Federal Republic of Brazil
     11.000%, due 08/17/40                  3.9
Russian Federation
     8.750%, due 07/24/05                   3.3
Petronas Capital Ltd.
     7.875%, due 05/22/22                   3.2
Pemex Project Funding Master Trust
     9.125%, due 10/13/10                   3.1
United Mexican States
     6.250%, due 12/31/19                   2.6
Innova S. de R.L.
     12.875%, due 04/01/07                  2.5
-----------------------------------------------------
Total                                      41.2%

INDUSTRY DIVERSIFICATION

AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2002

-----------------------------------------------------
INTERNATIONAL BONDS
     Construction ..........................    2.36%
     Electrical & Electronics ..............    1.06
     Financial Services ....................    6.18
     Foreign Government Bonds ..............   67.58
     International Banking .................    5.24
     Metals-Mining .........................    0.30
     Oil & Gas .............................    5.59
     Paper & Forest Products ...............    0.74
     Semiconductors ........................    2.03
     Telephone Services ....................    4.29
                                              ------
        Total International Bonds ..........   95.37
SHORT-TERM INVESTMENTS .....................    1.68
                                              ------
     TOTAL INVESTMENTS .....................   97.05
CASH AND OTHER ASSETS,
     LESS LIABILITIES ......................    2.95
                                              ------
NET ASSETS .................................  100.00%
                                              ======

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                      FACE
                                                     AMOUNT           VALUE
                                                    ---------      -----------
BONDS -- 95.37%
INTERNATIONAL DOLLAR BONDS -- 94.57%
ALGERIA -- 2.37%
Republic of Algeria
  2.625%, due 03/04/10 .......................... $ 2,940,000      $ 2,616,600
                                                                  ------------
BRAZIL -- 12.72%
Federal Republic of Brazil
  3.125%, due 04/15/09 ..........................   1,110,000          702,075
  3.125%, due 04/15/12 ..........................     630,000          343,350
  8.000%, due 04/15/14 ..........................   1,466,609          969,795
  8.875%, due 04/15/24 ..........................   4,812,000        2,646,600
  10.125%, due 05/15/27 .........................   7,395,000        4,473,975
  11.000%, due 01/11/12 .........................     990,000          658,350
  11.000%, due 08/17/40 .........................   6,868,000        4,275,330
                                                                   -----------
                                                                    14,069,475
                                                                   -----------
BULGARIA -- 2.00%
Republic of Bulgaria FRN
  2.687%, due 07/28/11 ..........................     242,500          224,919
Republic of Bulgaria, FLIRB FRN
  2.813%, due 07/28/12 ..........................   2,092,382        1,987,763
                                                                   -----------
                                                                     2,212,682
                                                                   -----------
CAYMAN ISLANDS -- 2.06%
Enersis SA
  6.600%, due 12/01/26 ..........................     625,000          584,375
PDVSA Finance Ltd
  6.250%, due 02/15/06 ..........................   1,571,020        1,426,057
  6.450%, due 02/15/04 ..........................     287,500          270,365
                                                                   -----------
                                                                     2,280,797
                                                                   -----------
CHILE -- 0.30%
Codelco, Inc., 144A
  6.375%, due 11/30/12 ..........................     310,000          327,699
                                                                   -----------
COLOMBIA -- 5.83%
Republic of Colombia
  9.750%, due 04/23/09 ..........................     700,000          721,000
  9.750%, due 04/09/11 ..........................   4,304,334        4,444,225
  10.000%, due 01/23/12 .........................   1,000,000        1,010,000
  11.000%, due 06/30/03 .........................     250,000          268,252
                                                                   -----------
                                                                     6,443,477
                                                                   -----------
ECUADOR -- 0.99%
Republic of Ecuador, 144A
  12.000%, due 11/15/12 .........................     810,000          453,600
Republic of Ecuador
  5.000%, due 08/15/30 ..........................   1,535,000          637,025
                                                                   -----------
                                                                     1,090,625
                                                                   -----------
EL SALVADOR -- 1.63%
Government of El Salvador
  7.750%, due 01/24/23 ..........................   1,810,000        1,800,950
                                                                   -----------

                                                      FACE
                                                     AMOUNT           VALUE
                                                    ---------      -----------
INDONESIA -- 1.71%
Deutsche Bank
   0.959%, due 03/28/13 JPY ..................... 476,746,894      $ 1,888,186
                                                                  ------------
IVORY COAST -- 0.43%
Cote D' lvoire
   2.000%, due 03/29/18 ......................... $ 3,686,000          479,180
                                                                   -----------
MALAYSIA -- 3.24%
Petronas Capital Ltd.
   7.875%, due 05/22/22 .........................   3,340,000        3,588,567
                                                                   -----------
MEXICO -- 21.89%
Conproca S.A. de C.V.
   12.000%, due 06/16/10 ........................   2,152,000        2,614,581
Corp. Durango, S.A. De C.V.
   13.125%, due 08/01/06 ........................   2,315,000          821,825
Innova S. de R.L.
   12.875%, due 04/01/07 ........................   3,150,000        2,728,007
Monterrey Power S.A.,
   9.625%, due 11/15/09 .........................     531,466          589,927
Pemex Project Funding Master Trust
   7.875%, due 02/01/09, 144A ...................   1,130,000        1,214,750
   7.880%, due 02/01/09 .........................     510,000          548,250
   9.125%, due 10/13/10 .........................   2,950,000        3,377,750
Petroleos Mexicanos
   9.375%, due 12/02/08 .........................   2,250,000        2,598,750
Satelites Mexicanos S.A.
   10.125%, due 11/01/04 ........................   1,460,000          558,450
United Mexican States
   6.250%, due 12/31/19 .........................   2,950,000        2,909,438
   8.125%, due 12/30/19 .........................   2,470,000        2,605,850
   8.300%, due 08/15/31 .........................   1,310,000        1,382,050
   11.500%, due 05/15/26 ........................   1,660,000        2,265,900
                                                                   -----------
                                                                    24,215,528
                                                                   -----------
PANAMA -- 1.54%
Banco Latinoamericano, 144A (c)
   2.120%, due 02/20/03 .........................     290,000          282,750
   6.550%, due 04/15/03 .........................   1,460,000        1,416,200
                                                                   -----------
                                                                     1,698,950
                                                                   -----------
PERU -- 1.93%
Republic of Peru
   4.500%, due 03/07/17 .........................   2,400,000        1,704,000
   9.125%, due 01/15/08 .........................     430,000          434,300
                                                                   -----------
                                                                     2,138,300
                                                                   -----------
PHILIPPINES -- 3.38%
Philippine Long Distance Telephone Co.
   11.375%, due 05/15/12 ........................   1,600,000        1,456,000
Republic of Philipines
   6.500%, due 12/01/17 .........................     320,000          294,400
   9.875%, due 01/15/19 .........................   2,000,000        1,985,000
                                                                   -----------
                                                                     3,735,400
                                                                   -----------
POLAND -- 2.26%
Government of Poland
   6.000%, due 10/27/24 .........................   2,980,000        2,503,200
                                                                   -----------

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002
                                                       FACE
                                                      AMOUNT           VALUE
                                                    ---------      ------------
RUSSIA -- 19.85%
Russian Federation
  5.000%, due 03/31/30 ........................  $ 13,965,000     $ 11,084,719
  8.250%, due 03/31/10 ........................     2,060,000        2,178,450
  8.750%, due 07/24/05 ........................     3,330,000        3,608,887
  12.750%, due 06/24/28 .......................     3,835,000        5,081,375
                                                                  ------------
                                                                    21,953,431
                                                                  ------------
SOUTH AFRICA -- 1.53%
Government of South Africa
  7.375%, due 04/25/12 ........................     1,566,000        1,695,195
                                                                  ------------
TAIWAN -- 2.03%
Ase Test Ltd.
  1.000%, due 07/01/04 ........................     1,840,000        2,240,200
                                                                  ------------
TUNISIA -- 1.99%
Banque Centrale de Tunisie
  7.375%, due 04/25/12 ........................     2,090,000        2,204,950
                                                                  ------------
TURKEY -- 1.65%
Republic of Turkey
  11.875%, due 01/15/30 .......................     1,030,000        1,081,500
  12.375%, due 06/15/09 .......................       680,000          741,200
                                                                  ------------
                                                                     1,822,700
                                                                  ------------
UKRAINE -- 1.85%
Republic of Ukraine
  11.000%, due 03/15/07 .......................     1,990,800        2,050,524
                                                                  ------------
VENEZUELA -- 1.39%
Republic of Venezuela
  2.875%, due 12/18/07 ........................       595,226          456,836
  9.250%, due 09/15/27 ........................       865,000          588,200
Venezuela - FLIRB, Class A FRN
  3.313%, due 03/31/07 ........................       642,843          496,596
                                                                  ------------
                                                                     1,541,632
                                                                  ------------
                                                                   104,598,248
                                                                  ------------
INTERNATIONAL DOLLAR LOANS -- 0.80%
MOROCCO -- 0.80%
Kingdom of Morocco Loan Participation,
  Tranche A
  2.750%, due 01/05/09                                974,381          889,123
                                                                  ------------
Total Bonds (Cost $100,310,138) ...............                    105,487,371
                                                                  ------------

                                                      SHARES         VALUE
                                                    ---------     -----------
SHORT-TERM INVESTMENTS -- 1.68%
OTHER -- 1.23%
   UBS Supplementary Trust
     U.S. Cash Management Prime Fund ..........     1,355,815      $ 1,355,815
                                                                  ------------

                                                       FACE
                                                      AMOUNT
                                                    ---------
U.S. GOVERNMENT OBLIGATIONS -- 0.45%
   U.S. Treasury Bill , due 02/06/03 (b) ......     $ 500,000          499,423
                                                                  ------------
Total Short-Term Investments
   (Cost $ 1,855,055) .........................                      1,855,238
                                                                  ------------
Total Investments
   (Cost $ 102,165,193)-- 97.05% (a) ..........                    107,342,609
Cash and other assets,
   less liabilities -- 2.95% ..................                      3,252,985
                                                                  ------------
Net Assets -- 100% ............................                   $110,595,594
                                                                  ============
62

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $102,165,193; and net unrealized appreciation consisted of:

          Gross unrealized appreciation .............    $ 8,816,635
          Gross unrealized depreciation .............     (3,638,037)
                                                         -----------
             Net unrealized appreciation ............    $ 5,178,598
                                                         ===========

(b) All or a portion of these securities was pledged to cover margin requirements for futures contracts.
(c) Security is illiquid. This security amounted to $1,698,950 or 1.54% of net assets.
%      Represents a percentage of net assets.
FLIRB: Front Loaded interest Reduction Bond
FRN: Floating rate note-- The rate disclosed is that in effect at December 31, 2002.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the value of these securities amounted to $3,694,999 or 3.34% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

The UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of December 31, 2002:

                                                                  SETTLEMENT        LOCAL            CURRENT      UNREALIZED
                                                                     DATE          CURRENCY           VALUE       GAIN/(LOSS)
                                                                 -----------     -------------     -----------    -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
   Euro (EUR) ............................................        02/12/03          1,100,000      $ 1,152,372    $    41,422
   Japanese Yen (JPY) ....................................        02/12/03         10,000,000           84,395             64
FORWARD FOREIGN CURRENCY SALE CONTRACTS
   Euro (EUR) ............................................        02/12/03          2,630,000        2,755,216       (143,258)
   Japanese Yen (JPY) ....................................        02/12/03        225,000,000        1,898,884        (49,848)
                                                                                                                  -----------
      Total net unrealized loss on Forward Foreign
        Currency Contracts ...............................                                                         $ (151,620)
                                                                                                                  ===========

FUTURES CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of December 31, 2002:

                                                             EXPIRATION           COST/         CURRENT    UNREALIZED
                                                                DATE            PROCEEDS         VALUE        GAIN
                                                             ---------          ---------      ---------    ---------
U.S. TREASURY NOTE FUTURES BUY CONTRACTS:
   30 Year U.S. Treasury Bonds, 13 contracts ............     March 2003       $1,425,521     $1,464,938    $  39,417
U.S. TREASURY NOTE FUTURES SALE CONTRACTS:
   10 Year U.S. Treasury Notes, 17 contracts ............     March 2003        1,903,881      1,955,797      (51,916)
                                                                                                            ---------
      Total net unrealized loss on Futures Contracts ....                                                   $ (12,499)
                                                                                                            =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2002 was $499,423.

SWAP CONTRACTS

UBS Emerging Markets Debt Relationship Fund has entered into credit default swap contracts as of December 31, 2002. The following reflects the open swap positions as of December 31, 2002.

                                                                                                      NET
                                                                         NOTIONAL                  UNREALIZED
                                                                         AMOUNTS      COUNTRY      GAIN/(LOSS)      EXPOSURE
                                                                       -----------    --------    ---- -------      --------
CREDIT DEFAULT SWAP CONTRACTS
BUY CONTRACTS
Federal Republic of Brazil, 5.45%, due 3/16/2006 ...................   $ 3,283,000      Brazil    $ (1,105,300)        (1.00)%
SALE CONTRACTS
Federal Republic of Brazil, 4.45%, due 3/16/2004 ...................    (3,283,000)     Brazil         627,300          0.57
                                                                                                   -----------      --------
   Total net unrealized loss on Swap Contracts .....................                                $ (478,000)        (0.43)%
                                                                                                   ===========      ========

The UBS Emerging Markets Debt Fund pledged to cover margin requirements for open swap positions at December 31, 2002 amounting to $250,000. This amount is reflected in the Statement of Assets and Liabilities.

                 See accompanying notes to financial statements.

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND

For the fiscal year ended December 31, 2002, UBS U.S. Securitized Mortgage Relationship Fund returned 8.79%, virtually mirroring the return of its benchmark, the Lehman Brothers MBS Fixed Rate Index, which returned 8.75% over the same timeframe. (Returns over various time periods are shown in the table on page 65; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

2002 IN REVIEW

In 2002, fixed income securities outperformed equities for the third straight year. The very factors that adversely affected the equity markets propelled most sectors of the bond market forward during the year. In particular, fears of a double-dip economic recession, corporate accounting scandals, high profile bankruptcies, and rising geopolitical risks all took their toll on investor confidence. As a result, the relative security offered by fixed income investments was especially appealing.

In addition, 2002 saw a record level of cash inflow into bond mutual funds, which help to drive bond prices higher. Finally, the year ended on a high note when the Federal Reserve Board decided to lower the federal funds rate by 50 basis points in November. This move brought short-term interest rates to 1.25%, a 41-year low.

Given the uncertain environments both in the U.S. and abroad, investors were especially drawn to higher quality bonds. In particular, non-credit sensitive sectors, such as mortgage-backed and commercial mortgage-backed securities, turned in the best performances of the year.

Against this backdrop, our issue selection strategy made the most significant positive contribution to the Fund's performance.

STRATEGY IN THE YEAR AHEAD

Going forward, we will continue to proactively analyze each security in the portfolio. We will take special care to review prepayment risks and focus on issues with better convexity and strong option-adjusted cash flows.

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND

TOTAL RETURN

                                                                       6 months       1 year       Annualized
                                                                        ended         ended        9/26/01* to
                                                                       12/31/02      12/31/02       12/31/02
------------------------------------------------------------------------------------------------------------------
UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND                          4.16%         8.79%          7.41%
------------------------------------------------------------------------------------------------------------------
Lehman Brothers MBS Fixed Rate Index                                     4.06          8.75           7.00
------------------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Securitized Mortgage Relationship Fund and the Lehman Brothers MBS Fixed Rate Index if you had invested $100,000 on September 26, 2001.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND VS. LEHMAN BROTHERS MBS FIXED RATE INDEX+

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

9/26/01 = $100,000      Data through 12/31/02

                  UBS
            U.S. Securitized  Lehman Brothers
                Mortgage       MBS Fixed Rate
           Relationship Fund       Index
           -----------------  ---------------
                 100000           100000
                 101629           101382
                 100901           100446
12/31/01         100625           100067
                 101434           100994
                 102533           102143
                 101663           101062
                 103562           102975
                 104244           103722
6/30/02          105101           104578
                 106330           105770
                 107120           106606
                 107939           107363
                 108358           107771
                 108230           107695
12/31/02         109469           108815


+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND

TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2002

                                                              Percentage of
                                                               Net Assets
------------------------------------------------------------------------------
CS First Boston Mortgage Securities
     Corp.,02-10, Class 2A1
     7.500%, due 05/25/32                                          4.0%
Federal National Mortgage Association
     6.500%, due 09/01/32                                          3.9
PNC Mortgage Securities Corp., 94-3,
        Class A8 7.500%, due 07/25/24                              3.2
Federal National Mortgage Association
     7.500%, due 02/25/42                                          3.1
Fannie Mae Grantor Trust, 01-T10,
     Class A2 7.500%, due 12/25/41                                 2.6
Impac Secured Assets Corp., 01-3,
     Class A2 7.250%, due 04/25/31                                 2.6
Federal National Mortgage Association
     6.000%, due 11/01/28                                          2.3
Federal National Mortgage Association
     6.500%, due 04/01/32                                          2.2
Federal Home Loan Mortgage Corp., Gold
          6.000%, due 01/01/32                                     2.2
Government National Mortgage Association
     6.000%, due 05/20/29                                          2.1
------------------------------------------------------------------------------
Total                                                             28.2%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2002
------------------------------------------------
ASSET-BACKED SECURITIES ...............    1.45%
MORTGAGE-BACKED SECURITIES ............   91.30
SHORT-TERM INVESTMENTS ................    5.36
                                         ------
        TOTAL INVESTMENTS .............   98.11
   CASH AND OTHER ASSETS
          LESS, LIABILITIES ...........    1.89
                                         ------
NET ASSETS ............................  100.00%
                                         ======

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                      FACE
                                                     AMOUNT          VALUE
                                                  -----------      -----------
BONDS -- 92.75%
ASSET-BACKED SECURITIES -- 1.45%
Conseco Finance Securitizations Corp.,
   00-B, Class AF4,
   7.870%, due 02/15/31 ........................  $ 3,430,000      $ 3,626,946
GMAC Mortgage Corp.
   11.625%, due 10/01/12(b) ....................       24,522           24,522
Greentree Financial Corp.,
   94-5, Class A5,
   8.300%, due 11/15/19 ........................    1,918,932        1,986,533
Greentree Financial Corp.,
   99-1, Class A5,
   6.110%, due 09/01/23 ........................    3,130,000        2,873,074
Greentree Financial Corp.,
   99-3, Class A6,
   6.500%, due 02/01/31 ........................    1,185,000        1,088,662
                                                                   -----------
                                                                     9,599,737
                                                                   -----------
MORTGAGE-BACKED SECURITIES -- 91.30%
BA Mortgage Securities, Inc.,
   97-1, Class A7,
   7.500%, due 09/25/26 ........................    2,352,624        2,392,901
Bank of America Mortgage Securities
   6.750%, due 07/25/31 ........................    1,000,000        1,044,550
Bank One Mortgage-Backed
   Pass-Through, 2000-2, Class 8A,
   6.680%, due 03/15/30 ........................      283,541          289,252
Bank One Mortgage-Backed
   Pass-Through, 2000-2, Class A6,
   6.863%, due 03/15/30 ........................      739,506          753,356
Bear Stearns Commercial Mortgage
   Securities, 00-WF2, Class A2,
   7.320%, due 10/15/32 ........................    4,000,000        4,713,804
Citicorp Mortgage Securities, Inc., 94-9,
   Class A8, 5.750%, due 06/25/09 ..............    1,145,226        1,165,874
CMC Securities Corp., 97-NAM3,
   Class FX A5, 7.250%, due 10/25/27 ...........    1,422,651        1,456,127
Countrywide Mortgage Backed
   Securities, Inc., 93-E, Class B3,
   6.375%, due 02/25/24 ........................    5,634,000        5,750,567
CS First Boston Mortgage Securities
   Corp., 02-10, Class 2A1,
   7.500%, due 05/25/32 ........................   25,325,086       26,649,588
Fannie Mae Grantor Trust,
   01-T10, Class A2,
   7.500%, due 12/25/41 ........................   16,017,714       17,364,203
Fannie Mae Whole Loan, 01-W3, Class A
   7.000%, due 09/25/31 ........................   11,570,911       12,678,903
Federal Home Loan Mortgage Corp.
   6.000%, due 10/01/29 ........................   11,421,515       11,860,237
   6.500%, due 11/01/28 ........................    1,240,989        1,293,249
   6.500%, due 09/01/29 ........................    9,906,084       10,323,249
   6.500%, due 11/01/32 ........................      949,313          989,290
   7.000%, due 07/01/12 ........................    2,203,833        2,341,672
   7.000%, due 10/15/13 ........................      648,046          690,065
   8.000%, due 11/01/27 ........................      497,682          533,514
Federal Home Loan Mortgage Corp., Gold
   6.000%, due 05/01/29 ........................    7,870,649        8,164,596

                                                      FACE
                                                     AMOUNT            VALUE
                                                  -----------        -----------
   6.000%, due 06/01/29 ........................  $ 3,052,672      $ 3,166,680
   6.000%, due 01/01/32 ........................   15,786,941       16,347,537
   6.000%, due 02/01/32 ........................    5,192,900        5,377,110
   6.000%, due 03/01/32 ........................    6,745,556        6,985,092
   6.500%, due 02/01/29 ........................    9,310,729        9,702,822
   6.500%, due 06/01/29 ........................      492,671          513,418
   6.500%, due 07/01/29 ........................   10,517,549       10,960,464
   6.500%, due 03/01/32 ........................   11,116,580       11,584,722
   7.500%, due 02/01/24 ........................    7,580,733        8,141,960
   7.500%, due 05/01/24 ........................    5,205,210        5,584,486
   8.000%, due 07/01/25 ........................      704,712          755,450
Federal National Mortgage Association
   6.000%, due 03/01/28 ........................    7,536,665        7,822,131
   6.000%, due 11/01/28 ........................   14,624,184       15,138,575
   6.000%, due 12/01/28 ........................   12,070,376       12,511,935
   6.000%, due 02/01/29 ........................    2,738,955        2,842,698
   6.000%, due 03/01/29 ........................    4,725,132        4,891,334
   6.000%, due 05/01/29 ........................    5,599,804        5,796,772
   6.000%, due 07/01/29 ........................    1,345,494        1,392,820
   6.000%, due 06/01/31 ........................    5,085,586        5,264,466
   6.500%, due 08/25/08 ........................      325,734          332,761
   6.500%, due 01/01/28 ........................    2,442,595        2,544,439
   6.500%, due 03/01/28 ........................      867,273          903,434
   6.500%, due 05/01/28 ........................    2,030,914        2,115,593
   6.500%, due 08/01/28 ........................    3,725,208        3,880,531
   6.500%, due 01/01/29 ........................    4,590,673        4,793,169
   6.500%, due 04/01/29 ........................    6,715,419        6,995,418
   6.500%, due 10/01/30 ........................    9,829,544       10,239,387
   6.500%, due 04/01/32 ........................   14,236,764       14,830,366
   6.500%, due 08/01/32 ........................    7,230,031        7,531,487
   6.500%, due 09/01/32 ........................   24,926,759       25,966,080
   7.000%, due 09/01/23 ........................    1,681,302        1,768,409
   7.000%, due 05/01/26 ........................    5,007,587        5,267,025
   7.000%, due 03/01/31 ........................    1,837,184        1,943,255
   7.000%, due 11/01/31 ........................   12,643,251       13,298,285
   7.000%, due 04/01/32 ........................    9,890,967       10,403,405
   7.000%, due 06/01/32 ........................    4,918,779        5,208,046
   7.500%, due 07/25/22 ........................    1,171,221        1,208,096
   7.500%, due 02/01/27 ........................    2,702,441        2,869,144
   7.500%, due 05/01/31 ........................      997,494        1,059,025
   7.500%, due 07/25/32 ........................    9,830,557       10,656,938
   7.500%, due 02/25/42 ........................   18,918,524       20,498,685
   8.000%, due 11/01/22 ........................    2,584,824        2,778,515
   9.500%, due 11/01/09 ........................    2,589,323        2,822,800
Federal National Mortgage Association
   (REMIC)
   7.500%, due 02/25/29 ........................    1,185,147        1,222,874
Federal National Mortgage Association,
   00-T6, Class A1,
   7.500%, due 06/25/30 ........................    3,190,817        3,459,045
Federal National Mortgage Association,
   93-73, Class ZA,
   7.500%, due 10/25/22 ........................   10,011,211       10,389,757
Federal National Mortgage Association,
   95-W3, Class A,
   9.000%, due 04/25/25 ........................    1,700,407        1,884,766

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND-- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                       FACE
                                                      AMOUNT          VALUE
                                                    ---------      -----------
Federal National Mortgage Association,
   Grantor Trust, 01-T5, Class A3
   7.500%, due 06/19/30 ......................... $ 8,359,607      $ 8,888,686
Federal National Mortgage Association,
   Guaranteed Mortgage Pass Thru
   Certificates, 7.000%, due 06/25/13 ...........     905,383          981,037
Federal Home Loan Mortgage
   5.500%, due 02/15/14 .........................   1,596,859        1,605,914
GE Capital Mortgage Services, Inc.,
   98-25, Class A9, 6.250%, due 12/25/28 ........   1,572,828        1,584,813
GMAC Commercial Mortgage Securities,
   Inc., 97-C2, Class A2
   6.550%, due 04/16/29 .........................   3,185,000        3,462,018
Government National Mortgage Association
   6.000%, due 09/20/28 .........................   2,341,407        2,431,783
   6.000%, due 11/20/28 .........................     822,223          853,960
   6.000%, due 02/20/29 .........................  11,295,039       11,731,016
   6.000%, due 04/20/29 .........................   1,213,533        1,260,374
   6.000%, due 05/20/29 .........................  13,505,737       14,027,045
   6.000%, due 06/20/29 .........................     985,873        1,023,927
   6.000%, due 08/20/29 .........................     804,610          835,667
   6.000%, due 09/20/29 .........................   2,724,042        2,829,187
   6.500%, due 10/15/24 .........................   3,879,356        4,103,893
   6.500%, due 08/15/27 .........................     981,335        1,030,690
   6.500%, due 11/15/27 .........................   8,134,065        8,543,160
   6.500%, due 03/15/28 .........................     391,905          411,615
   6.500%, due 10/15/28 .........................   4,856,273        5,100,515
   6.500%, due 11/15/28 .........................   2,242,181        2,354,949
   6.500%, due 01/15/29 .........................     360,655          378,794
   6.500%, due 03/15/29 .........................     992,609        1,042,531
   6.500%, due 05/15/29 .........................   6,398,151        6,719,940
   6.500%, due 09/15/32 .........................   1,919,074        2,015,592
   7.000%, due 03/15/12 .........................   3,923,682        4,216,841
   7.000%, due 07/15/25 .........................   6,757,992        7,214,137
   7.000%, due 04/15/29 .........................   2,565,542        2,719,852
   7.000%, due 08/20/29 .........................   3,820,817        4,025,525
   7.000%, due 07/15/31 .........................   2,513,453        2,664,630
   7.500%, due 06/15/27 .........................     813,575          867,886
   7.500%, due 11/15/27 .........................   1,215,000        1,257,236
   8.000%, due 09/15/17 .........................   5,353,874        5,776,525
   8.000%, due 11/15/20 .........................     877,746          947,038
   8.000%, due 12/15/22 .........................     234,679          257,277
   8.000%, due 12/15/23 .........................   1,302,468        1,405,288
   8.500%, due 12/15/17 .........................   5,272,535        5,826,221
GS Mortgage Securities Corp., 01-2,
   Class A, 144A, 7.500%, due 06/19/32 ..........   1,534,921        1,631,345
Impac Secured Assets Corp., 01-3,
   Class A2, 7.250%, due 04/25/31 ...............  15,746,743       16,947,575
Norwest Asset Securities Corp., 96-2,
   Class A9, 7.000%, due 09/25/11 ...............   1,110,859        1,129,210
Norwest Asset Securities Corp., 99-3,
   Class A3, 6.000%, due 01/25/29 ...............     438,532          438,769
PNC Mortgage Acceptance Corp.,
   99-CM1, Class A1B
   7.330%, due 12/10/32 .........................   1,000,000        1,168,509
PNC Mortgage Securities Corp.,
   94-3, Class A8
   7.500%, due 07/25/24 .........................  20,615,599       21,127,798

                                                      FACE
                                                     AMOUNT            VALUE
                                                  -----------       ----------
Prudential Home Mortgage Securities,
   93-43, Class A9, due 10/25/23 ................ $ 3,010,878      $ 3,042,733
Prudential Home Mortgage Securities,
   96-7, Class A4,
   6.750%, due 06/25/11 .........................   5,631,830        5,749,342
Residential Asset Securitization Trust,
   97-A7, Class A1,
   7.250%, due 12/25/27 .........................   1,955,660        1,991,977
Residential Asset Securitization Trust,
   98-A6, Class IA2,
   6.750%, due 07/25/28 .........................     995,889          996,835
Residential Funding Mortgage
   Securitization I, 94-S5, Class A4,
   6.500%, due 02/25/24 .........................     508,858          514,756
Residential Funding Mortgage
   Securitization I, 97-S3, Class A5,
   7.500%, due 02/25/27 .........................   1,229,223        1,227,035
Residential Funding Mortgage
   Securitization I, 98-56, Class A6,
   6.750%, due 03/25/28 .........................     345,000          353,313
Residential Funding Mortgage
   Securitization I, 98-S6, Class A8,
   6.750%, due 03/25/28 .........................     575,981          579,927
Structured Asset Securities Corp.,
   98-ALS1, Class 1A,
   6.900%, due 01/25/29 .........................   3,011,392        3,078,273
Vendee Mortgage Trust, 98-2, Class 1G,
   6.750%, due 06/15/28 .........................   1,250,000        1,330,534
Washington Mutual, 99-WM2, Class 2A,
   7.000%, due 11/19/14 .........................   1,336,661        1,376,125
                                                                  ------------
                                                                   605,185,822
                                                                  ------------
Total Bonds (Cost $601,079,598) .................                  614,785,559
                                                                  ------------
SHORT-TERM INVESTMENT -- 5.36%
OTHER -- 5.36%
   UBS Supplementary Trust
        U.S. Cash Management Prime Fund
        (Cost $35,484,003) ......................  35,484,003       35,484,003
                                                                  ------------
Total Investments
   (Cost $636,563,601) -- 98.11% (a) ............                  650,269,562
Cash, less liabilities and
   other assets -- 1.89% ........................                   12,560,024
                                                                 -------------
Net Assets -- 100% ..............................                $ 662,829,586
                                                                 =============

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND-- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $636,563,601; and net unrealized appreciation consisted of:

           Gross unrealized appreciation ............... $ 15,091,981
           Gross unrealized depreciation ...............   (1,386,020)
                                                          -----------
              Net unrealized appreciation .............. $ 13,705,961
                                                          ===========

(b) Security is fair valued by the valuation committee under the direction of the Board of Trustees. At December 31, 2002, the value of this security amounted to $24,522 or 0% of net assets.

%     Represents a percentage of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the value of these securities amounted to $1,631,345 or 0.25% of net assets.

                 See accompanying notes to financial statements.

UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND

Since its inception, UBS Opportunistic High Yield Relationship Fund returned 1.26%. (Return information is shown in the table on page 71; please note that the return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

MARKET REVIEW

The high yield market rose during the fourth quarter due to better-than-expected fundamentals as companies reported results that were at least in-line with expectations. In addition, the robust performance of the equity markets also helped.

PERFORMANCE REVIEW

Over the reporting period, the Fund's performance was positively impacted by select holdings in wireless telecommunications, cable television and broadcasting. However, our holdings in technology and aerospace did less well, and ultimately detracted from performance.

LOOKING AHEAD

We believe the U.S. is in a period where we may see moderate economic improvement and stable rates--both of which should support the high yield market. Investors appear to be more confident in the potential for an economic recovery, and are beginning to demonstrate a willingness to take on additional risk in exchange for return potential. Our market-specific research indicates that the U.S. high yield market is offering attractive opportunities for long-term investors, and we believe the Fund is well positioned to succeed in this type of environment.

UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND

TOTAL RETURN

                                                           Period from
                                                           09/4/02* to
                                                            12/31/02
-------------------------------------------------------------------------
UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND                1.26%
-------------------------------------------------------------------------

*    INCEPTION DATE OF UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Opportunistic High Yield Relationship Fund if you had invested $100,000 on September 4, 2002.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND

        [THE DATA BELOW REPRESENTS A LINE GRAPH IN THE PRINTED DOCUMENT]

9/4/02 = $100,000     Data through 12/31/02

                  UBS Opportunistic
                      High Yield
                  Relationship Fund
                  -----------------
09/30/02               100000
10/31/02                97643
11/30/02               101758
12/31/02               101256

UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND

TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2002

                                              Percentage of
                                               Net Assets
-------------------------------------------------------------
Amkor Technology, Inc.
     9.250%, due 02/15/08                           4.5%
CSC Holdings, Inc.
     7.875%, due 12/15/07                           4.4
Delhaize America, Inc.
     8.125%, due 04/15/11                           4.3
Echostar DBS Corp.
     9.375%, due 02/01/09                           4.3
Ainsworth Lumber Co., Ltd.
     12.500%, due 07/15/07                          4.2
Equistar Chemicals LP
     8.500%, due 02/15/04                           4.2
Dura Operating Corp.
     9.000%, due 05/01/09                           4.1
Levi Strauss & Co.
     12.250%, due 12/15/12                          4.1
Georgia-Pacific Corp.
     9.500%, due 12/01/11                           4.1
Insight Midwest, LP
     10.500%, due 11/01/10                          4.1
-------------------------------------------------------------
Total                                              42.3%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2002
-------------------------------------------------------------
U.S. Corporate Bonds
     Aerospace & Military ...............    16.20%
     Autos/Durables .....................     7.60
     Cable TV / Pay Services ............     4.41
     Chemicals ..........................     4.51
     Construction .......................     4.22
     Electric Components ................     4.46
     Environmental ......................     4.90
     Financial Services .................     4.34
     Food & House Products ..............     2.58
     Leisure & Tourism ..................     0.69
     Metals Steel .......................     0.53
     Publishing .........................     4.30
     Retail/Apparel .....................     4.07
     Telecommunications .................     7.90
     Telecommunications- Wireless .......     7.76
     Television Broadcasting ............     1.92
                                            ------
        Total U.S. Corporate Bonds ......    80.39
SHORT-TERM INVESTMENTS ..................    18.57
                                            ------
     TOTAL INVESTMENTS ..................    98.96
CASH AND OTHER ASSETS
     LESS LIABILITIES ...................     1.04
                                            ------
NET ASSETS ..............................   100.00%
                                            ======

UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2002

                                                FACE
                                               AMOUNT            VALUE
                                              ---------         --------
BONDS -- 80.39%
U.S. CORPORATE BONDS -- 80.39%
Ainsworth Lumber Co., Ltd.
  12.500%, due 07/15/07 .................... $ 1,925,000     $ 2,002,000
AK Steel Holding Corp., 144A
  7.750%, due 06/15/12 .....................     250,000         251,875
Allied Waste North America
  7.875%, due 01/01/09 .....................   1,100,000       1,083,500
  10.000%, due 08/01/09 ....................   1,250,000       1,240,625
Amkor Technology, Inc.
  9.250%, due 02/15/08 .....................   2,500,000       2,112,500
BE Aerospace, Inc.
  8.875%, due 05/01/11 .....................   2,500,000       1,837,500
Collins & Aikman Corp.,
  10.750%, due 12/31/11 ....................   1,725,000       1,643,063
CSC Holdings, Inc.
  7.875%, due 12/15/07 .....................   2,175,000       2,090,719
Delhaize America, Inc.
  8.125%, due 04/15/11 .....................   2,125,000       2,055,935
Dura Operating Corp.
  9.000%, due 05/01/09 .....................   2,155,000       1,961,050
Echostar DBS Corp.
  9.375%, due 02/01/09 .....................   1,925,000       2,035,687
Equistar Chemicals LP
  8.500%, due 02/15/04 .....................   2,000,000       1,980,000
Georgia-Pacific Corp.
  9.500%, due 12/01/11 .....................   2,000,000       1,960,000
Insight Midwest, LP
  10.500%, due 11/01/10 ....................   2,000,000       1,945,000
John Q. Hammons Hotels, Inc.
  8.875%, due 05/15/12 .....................     325,000         326,625
Levi Strauss & Co., 144A
  12.250%, due 12/15/12 ....................   2,000,000       1,960,000
Mediacom LLC
  9.500%, due 01/15/13 .....................   2,000,000       1,800,000

                                                 FACE
                                                AMOUNT           VALUE
                                               ---------        --------
Millennium America, Inc.,144A
   9.250%, due 06/15/08 ....................   $ 150,000       $ 156,375
Nextel Communications, Inc.
   9.375%, due 11/15/09 ....................   2,000,000       1,810,000
Pathmark Stores, Inc.
   8.750%, due 02/01/12 ....................     970,000         892,400
Sequa Corp.
   9.000%, due 08/01/09 ....................   2,000,000       1,920,000
Sinclair Broadcast Group, Inc.
   8.000%, due 03/15/12 ....................     875,000         912,188
Smurfit-Stone Container Corp., 144A
   8.250%, due 10/01/12 ....................     325,000         331,500
Tommy Hilfiger USA, Inc.
   6.850%, due 06/01/08 ....................   2,050,000       1,927,000
Triton PCS, Inc.
   9.375%, due 02/01/11 ....................   2,250,000       1,867,500
                                                              ----------
Total Bonds (Cost $38,498,392) .............                  38,103,042
                                                              ----------

                                                SHARES
                                                -------
SHORT-TERM INVESTMENT -- 18.57%
OTHER -- 18.57%
   UBS Supplementary Trust
     U.S. Cash Management Prime Fund
     (Cost $8,801,677) ......................  8,801,677       8,801,677
                                                             -----------
Total Investments
   (Cost $47,300,069)-- 98.96% (a) ..........                 46,904,719
Cash and other assets,
   less liabilities--1.04% ..................                    493,172
                                                             -----------
Net Assets -- 100% ..........................               $ 47,397,891
                                                             ===========
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $47,300,068; and net unrealized depreciation consisted of:

          Gross unrealized appreciation ............   $  317,432
          Gross unrealized depreciation ............     (712,782)
                                                       ----------
             Net unrealized depreciation ...........   $ (395,350)
                                                       ==========

%     Represents a percentage of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2002, the value of these securities amounted to $2,699,750 or 5.70% of net assets.

                 See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002                                                               UBS RELATIONSHIP FUNDS
                                                       ------------------------------------------------------------------------
                                                          GLOBAL                      U.S. LARGE                   U.S. SMALL
                                                        SECURITIES     U.S. EQUITY    CAP EQUITY    U.S. VALUE     CAP EQUITY
                                                           FUND           FUND           FUND       EQUITY FUND       FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost:
     Unaffiliated issuers ...........................  $566,045,334   $ 51,284,727   $ 12,021,277   $ 96,872,156   $132,430,171
     Affiliated issuers .............................   116,821,441      1,945,066        296,976        570,844      6,680,030
     Investments of cash collateral received
        for securities loaned, at cost ..............    19,030,960           --             --             --             --
   Foreign currency, at cost ........................       451,263           --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
                                                       $702,348,998   $ 53,229,793   $ 12,318,253   $ 97,443,000   $139,110,201
                                                       ============   ============   ============   ============   ============
   Investments, at value:
     Unaffiliated issuers* ..........................  $538,030,717   $ 48,165,936   $ 11,099,244   $ 88,126,590   $129,249,491
     Affiliated issuers .............................   119,814,064      1,945,066        296,976        570,844      6,680,030
     Investments of cash collateral received for
        securities loaned, at value .................    19,030,960           --             --             --             --
   Foreign currency, at value .......................       453,668           --             --             --             --
   Cash .............................................       935,933          3,783           --             --             --
   Receivables:
     Investment securities sold .....................     2,843,007           --             --        2,932,774      1,124,014
     Due from Advisor ...............................        44,769         10,527         16,145         20,632         17,963
     Cash collateral due from Broker ................          --             --             --             --             --
     Dividends ......................................       843,521         83,139         20,711        186,004        173,410
     Interest .......................................     1,284,903          2,519            423          1,218          7,558
     Fund shares sold ...............................          --             --             --             --             --
     Variation margin ...............................          --             --             --            2,100          6,650
   Net unrealized appreciation on forward
     foreign currency contracts and swap contracts ..     2,317,846           --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
     TOTAL ASSETS ...................................   685,599,388     50,210,970     11,433,499     91,840,162    137,259,116
                                                       ============   ============   ============   ============   ============
LIABILITIES:
   Payables:
     Securities loaned ..............................    19,030,960           --             --             --             --
     Investment securities purchased ................     4,650,378        268,749           --             --          749,136
     Fund shares redeemed ...........................       489,403           --           16,561        776,511           --
     Distributions ..................................          --             --             --             --             --
     Trustees' fees .................................         2,460          2,661          2,735          2,322          2,290
     Variation margin ...............................        55,800           --             --             --             --
     Accrued expenses ...............................       419,134         34,236         33,297         42,495         61,252
   Net unrealized depreciation on forward
     foreign currency contracts and swap contracts ..          --             --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
     TOTAL LIABILITIES ..............................    24,648,135        305,646         52,593        821,328        812,678
                                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS ..........................................  $660,951,253   $ 49,905,324   $ 11,380,906   $ 91,018,834   $136,446,438
                                                       ============   ============   ============   ============   ============
   Shares outstanding ...............................    36,219,618      4,583,335      1,600,557      8,431,554      5,706,595
                                                       ============   ============   ============   ============   ============
   Net asset value, offering and redemption
      price per share + .............................  $    18.2484   $    10.8884   $     7.1106   $    10.7950   $    23.9103
                                                       ============   ============   ============   ============   ============

* The market value for securities loaned for UBS Global Securities Relationship Fund as of December 31, 2002 is $18,608,834.

+ Maximum offering price per share for the UBS Emerging Markets Equity Relationship Fund is $8.0727 (net asset value, plus 1.52% of net asset value, or 1.50% of offering price). Redemption price per share for the UBS Emerging Markets Equity Relationship Fund is $7.8323 (net asset value, less 1.50% of net asset value, or 1.52% of redemption value). Maximum offering price per share for the UBS Emerging Markets Debt Relationship Fund is $33.9049 (net asset value, plus .50% of net asset value, or .50% of offering price).

                 See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS-- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                  UBS RELATIONSHIP FUNDS
-----------------------------------------------------------------------------------------------------------------------
                 EMERGING      U.S. CASH                                     EMERGING   U.S. SECURITIZED  OPPORTUNISTIC
INTERNATIONAL     MARKETS      MANAGEMENT      U.S. BOND     HIGH YIELD       MARKETS       MORTGAGE       HIGH YIELD
 EQUITY FUND    EQUITY FUND    PRIME FUND        FUND           FUND         DEBT FUND        FUND           FUND
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 88,733,064   $209,970,642           --     $ 74,801,997   $151,026,390   $100,809,378   $601,079,598   $ 38,498,392
     170,699      2,854,714   $572,035,257      2,107,607        925,098      1,355,815     35,484,003      8,801,677
   1,413,646        307,970           --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 90,317,409   $213,133,326   $572,035,257   $ 76,909,604   $151,951,488   $102,165,193   $636,563,601   $ 47,300,069
============   ============   ============   ============   ============   ============   ============   ============
$ 78,970,891   $207,117,204           --     $ 77,143,113   $137,299,437   $105,986,794   $614,785,559   $ 38,103,042
     170,699      2,854,714   $572,035,257      2,107,607        925,098      1,355,815     35,484,003      8,801,677
        --             --             --             --             --             --             --             --
   1,449,147        184,085           --             --             --             --             --             --
        --           57,274           --          735,431         22,256           --        9,452,130        102,712
        --              391           --             --             --             --             --             --
      16,258           --           54,853         16,133         21,644           --             --           41,887
        --             --             --             --             --          250,000           --             --
     192,769        375,976           --             --           13,907           --             --             --
         218          4,781        737,663        693,571      3,154,088      2,041,461      3,354,635        930,601
        --            3,648           --             --             --        4,100,000           --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  80,799,982    210,598,073    572,827,773     80,695,855    141,436,430    113,734,070    663,076,327     47,979,919
============   ============   ============   ============   ============   ============   ============   ============
        --             --             --        2,049,643           --        2,243,999           --          515,928
        --          822,335           --             --           61,034         52,469           --             --
        --             --          732,732           --             --             --             --             --
       2,332          2,451            593          2,552          2,665          2,416          2,025          1,014
        --             --             --             --             --            1,969           --             --
     105,209        782,965         51,101         44,298         58,876        208,003        244,716         65,086
     148,824           --             --             --             --          629,620           --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     256,365      1,607,751        784,426      2,096,493        122,575      3,138,476        246,741        582,028
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 80,543,617   $208,990,322   $572,043,347   $ 78,599,362   $141,313,855   $110,595,594   $662,829,586   $ 47,397,891
============   ============   ============   ============   ============   ============   ============   ============
   9,041,411     26,282,803    572,043,347      6,021,938     10,485,195      3,278,250     60,549,779      4,680,976
============   ============   ============   ============   ============   ============   ============   ============
$     8.9083   $     7.9516   $     1.0000   $    13.0522   $    13.4775   $    33.7362   $    10.9469   $    10.1256
============   ============   ============   ============   ============   ============   ============   ============

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED

DECEMBER 31, 2002

                                                                                UBS RELATIONSHIP FUNDS
                                                       ------------------------------------------------------------------------
                                                          GLOBAL                      U.S. LARGE                   U.S. SMALL
                                                        SECURITIES     U.S. EQUITY    CAP EQUITY    U.S. VALUE     CAP EQUITY
                                                           FUND           FUND           FUND       EQUITY FUND       FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends ......................................  $  8,194,922   $    808,884   $    223,372   $  2,297,056   $  2,450,899
     Interest .......................................     6,331,548         29,485          5,464         32,666        175,885
     Securities lending--net ........................       191,460             --             --             --             --
     Foreign tax withheld ...........................      (362,723)            --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
        TOTAL INCOME ................................    14,355,207        838,369        228,836      2,329,722      2,626,784
                                                       ------------   ------------   ------------   ------------   ------------
EXPENSES:
     Professional services ..........................       108,210         21,127         10,633         25,625         29,795
     Administration .................................        74,877             --             --             --             --
     Custodian ......................................       258,213          8,496          2,176         17,240         25,381
     Trustees .......................................         6,111          5,276          5,053          4,988          5,519
     Shareholder reports ............................        40,758          4,561          1,187          8,678         12,311
     Other ..........................................           224            319            911          1,915            418
                                                       ------------   ------------   ------------   ------------   ------------
        TOTAL EXPENSES ..............................       488,393         39,779         19,960         58,446         73,424
                                                       ------------   ------------   ------------   ------------   ------------
        Expenses reimbursed by Advisor ..............       (55,375)       (27,711)       (16,914)       (33,341)       (52,011)
                                                       ------------   ------------   ------------   ------------   ------------
        NET EXPENSES ................................       433,018         12,068          3,046         25,105         21,413
                                                       ------------   ------------   ------------   ------------   ------------
        NET INVESTMENT INCOME .......................    13,922,189        826,301        225,790      2,304,617      2,605,371
                                                       ------------   ------------   ------------   ------------   ------------
   Net realized gain (loss) on:
     Investments ....................................   (25,083,404)    (2,036,654)      (787,503)    (6,282,707)    10,363,258
     Futures contracts ..............................    10,568,306         26,042         (6,866)      (335,873)    (3,178,763)
     Foreign currency transactions ..................    15,025,668             --             --             --             --
                                                       ------------   ------------   ------------    -----------   ------------
        Net realized gain (loss) ....................       510,570     (2,010,612)      (794,369)    (6,618,580)     7,184,495
                                                       ------------   ------------   ------------   ------------   ------------
   Change in net unrealized appreciation or
     depreciation on:
     Investments and foreign currency ...............   (44,815,316)    (6,358,963)    (1,648,304)   (12,782,412)   (14,172,566)
     Futures contracts ..............................     1,602,226             --         (3,193)        (2,642)       (65,269)
     Forward contracts ..............................     1,420,584             --             --             --             --
     Swap contracts .................................            --             --             --             --             --
     Translation of other assets and liabilities
       denominated in foreign currency ..............        57,586             --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
        Change in net unrealized appreciation
          or depreciation ...........................   (41,734,920)    (6,358,963)    (1,651,497)   (12,785,054)   (14,237,835)
                                                       ------------   ------------   ------------   ------------   ------------
Netrealized and unrealized gain (loss) on
  investments and, foreign currency, futures,
  forwards, swaps and foreign currency
  translations ......................................   (41,224,350)    (8,369,575)    (2,445,866)   (19,403,634)    (7,053,340)
                                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations ...................................  $(27,302,161)  $ (7,543,274)  $ (2,220,076)  $(17,099,017)  $ (4,447,969)
                                                       ============   ============   ============   ============   ============

 *The Fund commenced investment operations on September 3, 2002.

76          See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS-- FINANCIAL STATEMENTS

                             UBS RELATIONSHIP FUNDS
-----------------------------------------------------------------------------------------------------------------------
                 EMERGING      U.S. CASH                                     EMERGING   U.S. SECURITIZED  OPPORTUNISTIC
INTERNATIONAL     MARKETS      MANAGEMENT      U.S. BOND     HIGH YIELD       MARKETS       MORTGAGE       HIGH YIELD
 EQUITY FUND    EQUITY FUND    PRIME FUND        FUND           FUND         DEBT FUND        FUND           FUND
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,952,864   $  4,303,356   $        --    $         --   $     69,531   $         --   $         --   $         --
      19,113        309,953     11,766,987      3,182,194     17,377,089     12,518,151     33,184,838        452,976
          --             --             --             --             --             --             --             --
    (234,356)      (246,530)            --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   1,737,621      4,366,779     11,766,987      3,182,194     17,446,620     12,518,151     33,184,838        452,976
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      35,127        117,006         37,891         31,622         31,303         87,963         45,636         47,487
          --        169,976             --             --             --         86,687             --             --
      52,474        629,828         53,882         14,374         24,085         51,867        118,573          2,138
       5,441          6,329          5,124          5,610          5,858          5,680          7,943          1,925
       7,897         19,075         27,909          3,962         14,886         13,468         34,068          8,634
         908         14,442         22,270          1,639          1,951          3,854          6,969          8,891
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     101,847        956,656        147,076         57,207         78,083        249,519        213,189         69,075
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (39,985)            --        (84,154)       (38,451)       (58,191)            --             --        (61,640)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      61,862        956,656         62,922         18,756         19,892        249,519        213,189          7,435
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   1,675,759      3,410,123     11,704,065      3,163,438     17,426,728     12,268,632     32,971,649        445,541
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  (8,838,339)   (11,690,787)            --      1,498,591    (28,525,643)     1,595,646        733,994       (119,526)
          --      2,351,654             --             --             --        524,911             --             --
     673,888       (537,830)            --             --             --       (143,659)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  (8,164,451)    (9,876,963)            --      1,498,591    (28,525,643)     1,976,898        733,994       (119,526)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  (4,647,931)     2,700,177             --      1,944,952      9,876,559        717,136     18,343,853       (395,350)
          --     (3,913,037)            --             --             --        111,673             --             --
    (231,762)         7,747             --             --             --       (167,746)            --             --
          --             --             --             --             --       (391,800)            --             --
      15,855       (109,636)            --             --             --          1,551             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  (4,863,838)    (1,314,749)            --      1,944,952      9,876,559        270,814     18,343,853       (395,350)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
 (13,028,289)   (11,191,712)            --      3,443,543    (18,649,084)     2,247,712     19,077,847       (514,876)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$(11,352,530)  $ (7,781,589)  $ 11,704,065   $  6,606,981   $ (1,222,356)  $ 14,516,344   $ 52,049,496   $    (69,335)
============   ============   ============   ============   ============   ============   ============   ============

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          UBS                                  UBS
                                                                   GLOBAL SECURITIES                        U.S. EQUITY
                                                                   RELATIONSHIP FUND                     RELATIONSHIP FUND
                                                           ---------------------------------      ------------------------------
                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                           DECEMBER 31,        DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                               2002                2001               2002              2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ..............................    $  13,922,189       $  11,952,492     $    826,301      $     845,591
   Net realized gain (loss) ...........................          510,570           5,470,244       (2,010,612)         1,749,647
   Change in net unrealized appreciation
     (depreciation) ...................................      (41,734,920)          1,367,129       (6,358,963)          (698,026)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
     from operations ..................................      (27,302,161)         18,789,865       (7,543,274)         1,897,212
                                                           -------------       -------------     ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................      263,594,537         128,974,013       12,168,118          1,200,000
   Cost of shares redeemed ............................     (126,873,431)        (81,833,411)      (4,231,649)       (20,097,444)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
     resulting from capital share transactions ........      136,721,106          47,140,602        7,936,469        (18,897,444)
                                                           -------------       -------------     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS .....................      109,418,945          65,930,467          393,195        (17,000,232)
NET ASSETS, BEGINNING OF PERIOD .......................      551,532,308         485,601,841       49,512,129         66,512,361
                                                           -------------       -------------     ------------       ------------
NET ASSETS, END OF PERIOD .............................    $ 660,951,253       $ 551,532,308     $ 49,905,324       $ 49,512,129
                                                           =============       =============     ============       ============
SHARE TRANSACTIONS:
   Shares sold ........................................       13,539,909           7,187,420        1,061,354            103,821
   Shares redeemed ....................................       (6,845,807)         (4,550,360)        (331,593)        (1,587,196)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in shares outstanding ......        6,694,102           2,637,060          729,761         (1,483,375)
                                                           =============       =============     ============       ============

78             See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS

                UBS                                          UBS                                     UBS
       U.S. LARGE CAP EQUITY                           U.S. VALUE EQUITY                     U.S. SMALL CAP EQUITY
         RELATIONSHIP FUND                             RELATIONSHIP FUND                       RELATIONSHIP FUND
   -----------------------------                 -------------------------------       ---------------------------------
     YEAR ENDED      YEAR ENDED                  YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
    DECEMBER 31,    DECEMBER 31,                 DECEMBER 31,       DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
        2002            2001                         2002              2001                2002                2001
   ------------     ------------                 ------------      -------------       -------------       -------------
   $    225,790     $    211,045                 $  2,304,617      $   2,161,454       $   2,605,371       $   4,266,331
       (794,369)         (17,464)                  (6,618,580)         6,134,101           7,184,495          15,484,032
     (1,651,497)        (259,784)                 (12,785,054)        (4,416,237)        (14,237,835)         35,844,073
   ------------     ------------                 ------------      -------------       -------------       -------------
     (2,220,076)         (66,203)                 (17,099,017)         3,879,318          (4,447,969)         55,594,436
   ------------     ------------                 ------------      -------------       -------------       -------------
             --          250,000                      237,500         16,397,451          11,415,000           3,500,000
       (100,029)      (1,126,761)                 (12,528,223)       (13,951,585)        (45,230,410)       (246,181,733)
   ------------     ------------                 ------------      -------------       -------------       -------------
       (100,029)        (876,761)                 (12,290,723)         2,445,866         (33,815,410)       (242,681,733)
   ------------     ------------                 ------------      -------------       -------------       -------------
     (2,320,105)        (942,964)                 (29,389,740)         6,325,184         (38,263,379)       (187,087,297)
     13,701,011       14,643,975                  120,408,574        114,083,390         174,709,817         361,797,114
   ------------     ------------                 ------------      -------------       -------------       -------------
   $ 11,380,906     $ 13,701,011                 $ 91,018,834      $ 120,408,574       $ 136,446,438       $ 174,709,817
   ============     ============                 ============      =============       =============       =============
             --           30,240                       21,652          1,314,556             463,419             166,825
        (16,085)        (141,066)                  (1,079,647)        (1,131,910)         (1,755,295)        (10,081,099)
   ------------     ------------                 ------------      -------------       -------------       -------------
        (16,085)        (110,826)                  (1,057,995)           182,646          (1,291,876)         (9,914,274)
   ============     ============                 ============      =============       =============       =============

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            UBS                                 UBS
                                                                    INTERNATIONAL EQUITY               EMERGING MARKETS EQUITY
                                                                     RELATIONSHIP FUND                    RELATIONSHIP FUND
                                                           ---------------------------------     -----------------------------------
                                                             YEAR ENDED        YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31,      DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                                2002              2001               2002                2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...............................   $   1,675,759       $   1,282,266     $  3,410,123       $  4,913,062
   Net realized gain (loss) ............................      (8,164,451)         (6,460,565)      (9,876,963)       (67,708,227)
   Change in net unrealized appreciation
     (depreciation) ....................................      (4,863,838)         (4,784,833)      (1,314,749)        64,640,827
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
     from operations ...................................     (11,352,530)         (9,963,132)      (7,781,589)         1,845,662
                                                           -------------       -------------     ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income ............              --                  --               --                 --
                                                           -------------       -------------     ------------       ------------
   (Decrease) in net assets from distributions .........              --                  --               --                 --
                                                           -------------       -------------     ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...........................      38,533,868          17,707,000       68,576,671         81,586,144
   Reinvestment of distributions .......................              --                  --               --                 --
   Cost of shares redeemed .............................      (9,246,827)        (20,362,006)    (112,475,064)       (88,318,515)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
     resulting from capital share transactions .........      29,287,041          (2,655,006)     (43,898,393)        (6,732,371)
                                                           -------------       -------------     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS ......................      17,934,511         (12,618,138)     (51,679,982)        (4,886,709)
NET ASSETS, BEGINNING OF PERIOD ........................      62,609,106          75,227,244      260,670,304        265,557,013
                                                           -------------       -------------     ------------       ------------
NET ASSETS, END OF PERIOD ..............................   $  80,543,617       $  62,609,106     $208,990,322       $260,670,304
                                                           =============       =============     ============       ============
SHARE TRANSACTIONS:
   Shares sold .........................................       3,791,587           1,759,111        7,546,709         10,636,018
   Shares issued on reinvestment of distributions ......              --                  --               --                 --
   Shares redeemed .....................................        (973,961)         (1,974,514)     (12,804,694)       (11,140,664)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in shares outstanding .......       2,817,626            (215,403)      (5,257,985)          (504,646)
                                                           =============       =============     ============       ============

80              See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    UBS                                          UBS                                           UBS
            U.S. CASH MANAGEMENT                              U.S. BOND                                     HIGH YIELD
          PRIME RELATIONSHIP FUND                         RELATIONSHIP FUND                             RELATIONSHIP FUND
----------------------------------------         -------------------------------------       -------------------------------------
   YEAR ENDED               YEAR ENDED              YEAR ENDED           YEAR ENDED           YEAR ENDED            YEAR ENDED
  DECEMBER 31,             DECEMBER 31,            DECEMBER 31,          DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
      2002                     2001                    2002                 2001                  2002                  2001
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
$    11,704,065          $    35,273,405         $     3,163,438       $     2,304,120       $    17,426,728       $    28,434,680
             --                      --                1,498,591             1,091,167           (28,525,643)          (28,092,138)
             --                      --                1,944,952              (291,346)            9,876,559            12,385,708
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
     11,704,065               35,273,405               6,606,981             3,103,941            (1,222,356)           12,728,250
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
    (11,704,065)             (35,273,405)                     --                    --                    --                    --
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
    (11,704,065)             (35,273,405)                     --                    --                    --                    --
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
    910,354,435            1,866,308,152              52,254,950             1,781,406            90,644,495            40,008,185
      6,298,369               22,224,245                      --                    --                    --                    --
 (1,135,941,384)          (1,754,527,541)            (16,416,362)          (12,621,305)         (180,091,824)         (134,674,102)
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
   (219,288,580)             134,004,856              35,838,588           (10,839,899)          (89,447,329)          (94,665,917)
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
   (219,288,580)             134,004,856              42,445,569            (7,735,958)          (90,669,685)          (81,937,667)
    791,331,927              657,327,071              36,153,793            43,889,751           231,983,540           313,921,207
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
$   572,043,347          $   791,331,927         $    78,599,362       $    36,153,793       $   141,313,855       $   231,983,540
===============          ===============         ===============       ===============       ===============       ===============
    910,354,435            1,866,308,152               4,311,527               154,610             6,772,902             2,916,739
      6,298,369               22,224,245                      --                    --                    --                    --
 (1,135,941,384)          (1,754,527,541)             (1,340,231)           (1,136,880)          (13,225,426)           (9,708,454)
---------------          ---------------         ---------------       ---------------       ---------------       ---------------
   (219,288,580)             134,004,856               2,971,296              (982,270)           (6,452,524)           (6,791,715)
===============          ===============         ===============       ===============       ===============       ===============

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            UBS                                UBS
                                                                   EMERGING MARKETS DEBT             U.S. SECURITIZED MORTGAGE
                                                                    RELATIONSHIP FUND                    RELATIONSHIP FUND
                                                           ---------------------------------     -------------------------------
                                                             YEAR ENDED        YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31,      DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                                2002              2001               2002                2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...............................   $  12,268,632       $  21,821,996     $ 32,971,649       $  7,483,480
   Net realized gain (loss) ............................       1,976,898          (4,100,760)         733,994            103,827
   Change in net unrealized appreciation
     (depreciation) ....................................         270,814              48,916       18,343,853         (4,637,891)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
     from operations ...................................      14,516,344          17,770,152       52,049,496          2,949,416
                                                           -------------       -------------     ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...........................       7,729,805          59,074,681      150,353,396        872,532,767
   Cost of shares redeemed .............................     (53,195,765)       (111,480,806)     (48,672,252)      (366,383,247)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets resulting from
     capital share transactions ........................     (45,465,960)        (52,406,125)     101,681,144        506,149,520
                                                           -------------       -------------     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS ......................     (30,949,616)        (34,635,973)     153,730,640        509,098,936
NET ASSETS, BEGINNING OF PERIOD ........................     141,545,210         176,181,183      509,098,946                 10
                                                           -------------       -------------     ------------       ------------
NET ASSETS, END OF PERIOD ..............................   $ 110,595,594       $ 141,545,210     $662,829,586       $509,098,946
                                                           =============       =============     ============       ============
SHARE TRANSACTIONS:
   Shares sold .........................................         233,076           2,137,976       14,541,481         87,172,062
   Shares redeemed .....................................      (1,682,186)         (3,930,897)      (4,585,353)       (36,578,412)
                                                           -------------       -------------     ------------       ------------
   Net increase (decrease) in shares outstanding .......      (1,449,110)         (1,792,921)       9,956,128         50,593,650
                                                           =============       =============     ============       ============

 * The Fund commenced investment operations on September 27, 2001. ** The Fund commenced investment operations on September 3, 2002.


82           See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      UBS
           OPPORTUNISTIC HIGH YIELD
              RELATIONSHIP FUND
------------------------------------------------
    PERIOD ENDED
 DECEMBER 31, 2002**
------------------------------------------------
 $     445,541
      (119,526)
      (395,350)
   -----------
       (69,335)
   -----------


    47,467,226
            --
   -----------
    47,467,226
   -----------
    47,397,891
            --
   -----------
   $47,397,891
   ===========


     4,680,976
            --
   -----------
     4,680,976
   ===========

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                       YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------------------
UBS GLOBAL SECURITIES RELATIONSHIP FUND                                2002        2001        2000         1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................    $ 18.6799   $ 18.0599   $ 16.8271   $  16.4989  $  15.0556
                                                                    ---------   ---------   ---------   ----------  ----------
Income (loss) from investment operations:
   Net investment income .......................................       0.3954*     0.4154*     0.4900*      1.2120      0.4800*
   Net realized and unrealized gain (loss) .....................      (0.8269)     0.2046      0.7428      (0.8838)     0.9633
                                                                    ---------   ---------   ---------   ----------  ----------
        Total income (loss) from investment operations .........      (0.4315)     0.6200      1.2328       0.3282      1.4433
                                                                    ---------   ---------   ---------   ----------  ----------
Net asset value, end of period .................................    $ 18.2484   $ 18.6799   $ 18.0599   $  16.8271  $  16.4989
                                                                    =========   =========   =========   ==========  ==========
Total return ...................................................        (2.31)%      3.42%       7.33%        1.99%       9.59%
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ........................    $ 660,951   $ 551,532   $ 485,602   $1,311,601  $1,684,481
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits .........         0.08%       0.05%       0.05%        0.05%       0.05%
     After expense reimbursement and earnings credits ..........         0.07%       0.05%       0.05%        0.05%       0.05%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits .........         2.14%       2.30%       2.93%        3.07%       3.02%
     After expense reimbursement and earnings credits ..........         2.15%       2.30%       2.93%        3.07%       3.02%
   Portfolio turnover rate .....................................          100%         91%         62%          81%         80%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------------------
UBS U.S. EQUITY RELATIONSHIP FUND                                      2002        2001        2000         1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................    $ 12.8484   $ 12.4626   $ 11.9159   $  12.3079  $ 10.3067
                                                                    ---------   ---------   ---------   ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss) ................................       0.2085*     0.1913*     1.2318       0.1668     0.1508
   Net realized and unrealized gain (loss) .....................      (2.1685)     0.1945     (0.6851)     (0.5588)    1.8504
                                                                    ---------   ---------   ---------   ----------  ----------
        Total income (loss) from investment operations .........      (1.9600)     0.3858      0.5467      (0.3920)    2.0012
                                                                    ---------   ---------   ---------   ----------  ----------
Net asset value, end of period .................................    $ 10.8884   $ 12.8484   $ 12.4626   $  11.9159  $ 12.3079
                                                                    =========   =========   =========   ==========  ==========
Total return ...................................................       (15.26)%      3.10%       4.59%       (3.18)%    19.42%
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ........................    $  49,905   $  49,512   $  66,512   $  204,825  $ 178,972
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits .........         0.09%       0.05%       0.03%        0.03%      0.02%
     After expense reimbursement and earnings credits ..........         0.03%       0.01%       0.01%        0.01%      0.01%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits .........         1.70%       1.50%       1.71%        1.68%      1.78%
     After expense reimbursement and earnings credits ..........         1.76%       1.54%       1.73%        1.70%      1.79%
   Portfolio turnover rate .....................................           45%         45%         72%          51%        46%
--------------------------------------------------------------------------------------------------------------------------------

 * The net investment income per share data was determined by using average shares outstanding throughout the period.

84              See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                      PERIOD
                                                                                                                       ENDED
                                                                                     YEAR ENDED DECEMBER 31,        DECEMBER 31,*
                                                                                --------------------------------    ------------
UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND                                       2002         2001       2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................     $ 8.4750     $ 8.4771   $ 8.1963    $ 10.0000
                                                                                --------     --------   --------    ---------
Income (loss) from investment operations:
   Net investment income ..................................................       0.1443       0.1431     0.1829       1.3195
   Net realized and unrealized gain (loss) ................................      (1.5087)     (0.1452)    0.0979      (3.1232)
                                                                                --------     --------   --------    ---------
        Total income (loss) from investment operations ....................      (1.3644)     (0.0021)    0.2808      (1.8037)
                                                                                --------     --------   --------    ---------
Net asset value, end of period ............................................     $ 7.1106     $ 8.4750   $ 8.4771     $ 8.1963
                                                                                ========     ========   ========     ========
Total return ..............................................................       (16.10)%      (0.02)%     3.43%      (18.04)%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ...................................     $ 11,381     $ 13,701   $ 14,644        $ 862
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ....................         0.16%        0.13%      0.27%        0.26%++
     After expense reimbursement and earnings credits .....................         0.02%        0.01%      0.01%        0.01%++
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ....................         1.67%        1.43%      1.62%        1.66%++
     After expense reimbursement and earnings credits .....................         1.81%        1.55%      1.88%        1.91%++
   Portfolio turnover rate ................................................           41%          50%        67%         142%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                   YEAR ENDED DECEMBER 31,           DECEMBER 31,*
                                                                       --------------------------------------------  -----------
UBS U.S. VALUE EQUITY RELATIONSHIP FUND                                  2002        2001       2000        1999         1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $ 12.6885   $ 12.2579  $ 10.4550   $ 10.4832   $ 10.0000
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        0.3804      0.2155     0.2834      0.2503      0.1044
   Net realized and unrealized gain (loss) .......................       (2.2739)     0.2151     1.5195     (0.2785)     0.3788
                                                                       ---------   ---------  ---------   ---------   ---------
        Total income (loss) from investment operations ...........       (1.8935)     0.4306     1.8029     (0.0282)     0.4832
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $ 10.7950   $ 12.6885  $ 12.2579   $ 10.4550   $ 10.4832
                                                                       =========   =========  =========   =========   =========
Total return .....................................................        (14.92)%      3.51%     17.24%      (0.27)%      4.83%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................      $ 91,019   $ 120,409  $ 114,083    $ 99,506   $ 112,401
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...........          0.06%       0.02%      0.04%       0.03%       0.03%++
     After expense reimbursement and earnings credits ............          0.03%       0.01%      0.01%       0.01%       0.01%++
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...........          2.16%       1.92%      2.43%       2.02%       2.04%++
     After expense reimbursement and earnings credits ............          2.19%       1.93%      2.46%       2.04%       2.06%++
   Portfolio turnover rate .......................................            33%         48%        75%         95%         35%
----------------------------------------------------------------------------------------------------------------------------------

  * The fund commenced operations April 30, 1999.
 ** The fund commenced operations June 25, 1998.
 ++ Annualized.
  + Non-Annualized.

               See accompanying notes to financial statements.                85

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                        YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------------------------
UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND                               2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $ 24.9640   $ 21.3920  $ 19.4892   $ 18.9356   $ 20.0635
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        1.9606      0.3903*    1.3404      0.0975      0.3375
   Net realized and unrealized gain (loss) .......................       (3.0143)     3.1817     0.5624      0.4561     (1.4654)
                                                                       ---------   ---------  ---------   ---------   ---------
        Total income (loss) from investment operations ...........       (1.0537)     3.5720     1.9028      0.5536     (1.1279)
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $ 23.9103   $ 24.9640  $ 21.3920   $ 19.4892   $ 18.9356
                                                                       =========   =========  =========   =========   =========
Total return .....................................................         (4.22)%     16.70%      9.76%       2.92%      (5.62)%
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................     $ 136,446   $ 174,710  $ 361,797   $ 564,625   $ 399,822
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...........          0.05%       0.02%      0.02%       0.01%       0.01%
     After expense reimbursement and earnings credits ............          0.02%       0.00%      0.00%       0.00%       0.00%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...........          1.60%       1.67%      1.86%       2.05%       1.90%
     After expense reimbursement and earnings credits ............          1.63%       1.69%      1.88%       2.06%       1.91%
   Portfolio turnover rate .......................................            82%         76%        60%         57%         40%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                   YEAR ENDED DECEMBER 31,           DECEMBER 31,*
                                                                       --------------------------------------------  -----------
UBS INTERNATIONAL EQUITY RELATIONSHIP FUND                               2002         2001        2000       1999        1998**
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $ 10.0597   $ 11.6827  $ 12.5008   $ 10.3223   $ 10.0000
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        0.1993*     0.2256     0.3289      0.1796      0.0570
   Net realized and unrealized gain (loss) .......................       (1.3507)    (1.8486)   (1.1470)     1.9989      0.2653
                                                                       ---------   ---------  ---------   ---------   ---------
        Total income (loss) from investment operations ...........       (1.1514)    (1.6230)   (0.8181)     2.1785      0.3223
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $  8.9083   $ 10.0597  $ 11.6827   $ 12.5008   $ 10.3223
                                                                       =========   =========  =========   =========   =========
Total return .....................................................        (11.45)%    (13.89)%    (6.54)%     21.10%       3.22%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................     $  80,544    $ 62,609  $  75,227   $ 119,097   $  75,561
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...........          0.13%       0.10%      0.11%       0.12%       0.10%++
     After expense reimbursement and earnings credits ............          0.08%       0.06%      0.06%       0.06%       0.06%++
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...........          2.09%       2.04%      1.64%       1.90%       1.40%++
     After expense reimbursement and earnings credits ............          2.14%       2.08%      1.69%       1.96%       1.44%++
   Portfolio turnover rate .......................................            51%         85%        63%         86%         41%
----------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The fund commenced operations June 26, 1998.
 ++ Annualized.
  + Non-Annualized.

86              See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                           YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------------------------
UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND                            2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $  8.2645   $  8.2869  $ 11.6039   $  7.0004   $  9.1635
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        0.1275*     0.1770     0.4255      0.3658      0.2647
   Net realized and unrealized gain (loss) .......................       (0.4404)    (0.1994)   (3.7425)     4.2377     (2.4278)
                                                                       ---------   ---------  ---------   ---------   ---------
        Total income (loss) from investment operations ...........       (0.3129)    (0.0224)   (3.3170)     4.6035     (2.1631)
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $  7.9516   $  8.2645  $  8.2869   $ 11.6039   $  7.0004
                                                                       =========   =========  =========   =========   =========
Total return .....................................................         (3.79)%     (0.27)%   (28.59)%     65.76%     (23.61)%
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................     $ 208,990   $ 260,670  $ 265,557   $ 488,333   $ 406,726
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...........          0.42%       0.40%      0.49%       0.47%       0.38%
     After expense reimbursement and earnings credits ............          0.42%       0.40%      0.48%       0.47%       0.38%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...........          1.51%       1.93%      1.36%       1.62%       4.13%
     After expense reimbursement and earnings credits ............          1.51%       1.93%      1.37%       1.62%       4.13%
   Portfolio turnover rate .......................................            61%         61%        67%         92%        112%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                  YEAR ENDED DECEMBER 31,             DECEMBER 31,**
                                                                       -------------------------------------------    ------------
UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND                         2002         2001      2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $  1.0000   $  1.0000  $  1.0000   $  1.0000   $  1.0000
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        0.0185      0.0413     0.0645      0.0521      0.0477
   Distributions from net investment income ......................       (0.0185)    (0.0413)   (0.0645)    (0.0521)    (0.0477)
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $  1.0000   $  1.0000  $  1.0000   $  1.0000   $  1.0000
                                                                       =========   =========  =========   =========   =========
Total return .....................................................          1.87%       4.21%      6.69%       5.34%       4.88%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................     $ 572,043   $ 791,332  $ 657,327   $ 523,786   $ 299,224
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...........          0.02%       0.01%      0.01%       0.01%       0.01%++
     After expense reimbursement and earnings credits ............          0.01%       0.01%      0.01%       0.01%       0.01%++
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...........          1.85%       4.27%      6.49%       5.23%       5.52%++
     After expense reimbursement and earnings credits ............          1.86%       4.27%      6.49%       5.23%       5.52%++
----------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The fund commenced operations February 18, 1998.
 ++ Annualized.
  + Non-Annualized.

               See accompanying notes to financial statements.               87

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                             YEAR ENDED DECEMBER 31, DECEMBER 31,**
                                                                                             ----------------------  ----------
UBS U.S. BOND RELATIONSHIP FUND                                                                  2002       2001        2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................................................    $ 11.8512   $ 10.8829   $ 10.0000
                                                                                              ---------   ---------   ---------
Income from investment operations:
   Net investment income .................................................................       0.6547*     0.8146      0.1842
   Net realized and unrealized gain ......................................................       0.5463      0.1537      0.6987
                                                                                              ---------   ---------   ---------
        Total income from investment operations ..........................................       1.2010      0.9683      0.8829
                                                                                              ---------   ---------   ---------
Net asset value, end of period ...........................................................    $ 13.0522   $ 11.8512   $ 10.8829
                                                                                              =========   =========   =========
Total return .............................................................................        10.13%       8.90%       8.83%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..................................................     $ 78,599    $ 36,154    $ 43,890
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...................................         0.09%       0.07%       0.20%++
     After expense reimbursement and earnings credits ....................................         0.03%       0.01%       0.01%++
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...................................         5.18%       6.30%       6.60%++
     After expense reimbursement and earnings credits ....................................         5.24%       6.36%       6.79%++
   Portfolio turnover rate ...............................................................          173%        204%        231%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 YEAR ENDED DECEMBER 31,
                                                                                              ----------------------------
UBS HIGH YIELD RELATIONSHIP FUND                                          2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $ 13.6963   $ 13.2292  $ 13.7659   $ 13.1736   $ 13.9645
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        1.3443*     1.4440*    1.1583      1.5473      1.4678*
   Net realized and unrealized loss ..............................       (1.5631)    (0.9769)   (1.6950)    (0.9550)    (2.2587)
                                                                       ---------   ---------  ---------   ---------   ---------
        Total income (loss) from investment operations ...........       (0.2188)     0.4671    (0.5367)     0.5923     (0.7909)
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $ 13.4775   $ 13.6963  $ 13.2292   $ 13.7659   $ 13.1736
                                                                       =========   =========  =========   =========   =========
Total return .....................................................         (1.60)%      3.53%     (3.90)%      4.50%      (5.66)%
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................     $ 141,314   $ 231,984  $ 313,921   $ 304,811   $ 308,483
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ...........          0.04%       0.02%      0.01%       0.01%       0.02%
     After expense reimbursement and earnings credits ............          0.01%       0.00%      0.00%       0.00%       0.00%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ...........          9.98%      10.51%     10.39%       9.56%      10.75%
     After expense reimbursement and earnings credits ............         10.01%      10.53%     10.40%       9.57%      10.77%
   Portfolio turnover rate .......................................            72%         59%        65%         93%        106%
----------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The fund commenced operations April 28, 2000.
 ++ Annualized.
  + Non-Annualized.

88                See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                         YEAR ENDED DECEMBER 31,
                                                                       --------------------------------------------------------
UBS EMERGING MARKETS DEBT RELATIONSHIP FUND                               2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................     $ 29.9417   $ 27.0205  $ 23.0957    $17.5294   $ 20.2278
                                                                       ---------   ---------  ---------   ---------   ---------
Income (loss) from investment operations:
   Net investment income .........................................        3.3450*     3.9816*    2.7100*     2.6800*     2.2017
   Net realized and unrealized gain (loss) .......................        0.4495     (1.0604)    1.2148      2.8863     (4.9001)
                                                                       ---------   ---------  ---------   ---------   ---------
        Total income (loss) from investment operations ...........        3.7945      2.9212     3.9248      5.5663     (2.6984)
                                                                       ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...................................     $ 33.7362   $ 29.9417  $ 27.0205   $ 23.0957   $ 17.5294
                                                                       =========   =========  =========   =========   =========
Total return .....................................................         12.67%      10.81%     16.99%      31.75%     (13.34)%
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ..........................     $ 110,596   $ 141,545  $ 176,181   $ 448,215   $ 398,238

     Ratio of expenses to average net assets .....................          0.22%       0.15%      0.14%      0.12%        0.12%
     Ratio of net investment income to average net assets ........         10.61%      12.09%     10.93%     13.66%       12.21%
   Portfolio turnover rate .......................................           106%        163%       112%        68%         122%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          YEAR           PERIOD
                                                                                                          ENDED          ENDED
                                                                                                       DECEMBER 31,   DECEMBER 31,
UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND                                                           2002           2001**
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................................................   $ 10.0625     $ 10.0000
                                                                                                        ---------     ---------
Income from investment operations:
   Net investment income ............................................................................      0.5202        0.1479
   Net realized and unrealized gain (loss) ..........................................................      0.3642       (0.0854)
                                                                                                        ---------     ---------
        Total income from investment operations .....................................................      0.8844        0.0625
                                                                                                        ---------     ---------
Net asset value, end of period ......................................................................   $ 10.9469     $ 10.0625
                                                                                                        =========     =========
Total return ........................................................................................        8.79%         0.63%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) .............................................................   $ 662,830     $ 509,099
     Ratio of expenses to average net assets ........................................................        0.03%         0.10%++
     Ratio of net investment income to average net assets ...........................................        5.39%         5.64%++
   Portfolio turnover rate ..........................................................................          67%           12%
----------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The fund commenced operations on September 27, 2001.
 ++ Annualized.
  + Non-Annualized.

               See accompanying notes to financial statements.                89

UBS RELATIONSHIP FUNDS -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                      PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
UBS OPPORTUNISTIC HIGH YIELD RELATIONSHIP FUND                        2002**
--------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $ 10.0000
                                                                   ---------
Income from investment operations:
   Net investment income .....................................        0.2721*
   Net realized and unrealized loss ..........................       (0.1465)
                                                                   ---------
        Total income from investment operations ..............     $  0.1256
                                                                   ---------
Net asset value, end of period ...............................     $ 10.1256
                                                                   ---------
Total return .................................................          1.26%+
Ratios / Supplemental data:
   Net assets, end of period (in 000's) ......................     $  47,398
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits .......          1.28%++
     After expense reimbursement and earnings credits ........          0.14%++
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits .......          7.10%++
     After expense reimbursement and earnings credits ........          8.24%++
   Portfolio turnover rate ...................................            20%
--------------------------------------------------------------------------------
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The fund commenced operations September 3, 2002.
 ++ Annualized.
  + Non-Annualized.

90                See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

UBS Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of thirteen series representing separate portfolios of investments, each of which is non-diversified except for UBS U.S. Cash Management Prime Relationship Fund which is diversified. The thirteen series are: UBS Global Securities Relationship Fund, UBS U.S. Equity Relationship Fund, UBS U.S. Large Cap Equity Relationship Fund, UBS U.S. Value Equity Relationship Fund, UBS U.S. Small Cap Equity Relationship Fund, UBS International Equity Relationship Fund, UBS Emerging Markets Equity Relationship Fund, UBS U.S. Cash Management Prime Relationship Fund, UBS U.S. Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Emerging Markets Debt Relationship Fund, UBS U.S. Securitized Mortgage Relationship Fund and UBS Opportunistic High Yield Relationship Fund (each a "Fund," and collectively, the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

The Trust issues its beneficial interests only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended ("Securities Act").

Only "accredited investors", as defined in Regulation D under the Securities Act, may invest in the Funds. Accredited investors include common or commingled trust funds, investment companies, registered broker-dealers, investment banks, commercial banks, corporations, group trusts and similar organizations.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded or, lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Total return swaps and written options are marked-to-market daily based upon quotations from market makers. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the Statements of Operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

E. DISTRIBUTIONS: With the exception of UBS U.S. Cash Management Prime Relationship Fund, none of the Funds currently intend to declare and pay dividends. For UBS U.S. Cash Management Prime Relationship Fund, net investment income dividends are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share. There is no assurance that UBS U.S. Cash Management Prime Relationship Fund will be able to maintain a net asset value of $1.00 per share.

F. FEDERAL INCOME TAXES: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of each Fund is includable in the income tax returns of the investors. For tax purposes each component of the Fund's net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities does not present the components of net assets.

G. PARTNERSHIP ALLOCATIONS: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of the Internal Revenue Code (the "Code")
Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. EARNINGS CREDITS: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Funds' expenses. This amount, if any, is reflected in the Funds' Statements of Operations.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

UBS Global Asset Management (Americas) Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. With respect to UBS High Yield Relationship Fund and UBS Opportunistic High Yield Relationship Fund, UBS Global Asset Management (New York) Inc., (the "Sub-Advisor") is responsible for managing the Fund pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") with the Funds. The Sub-Advisor does not receive any compensation under the Sub-Advisory Agreement for providing services to the Funds. The Advisor has agreed to reimburse the following Funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

UBS Global Securities Relationship Fund ................................ 0.0875%
UBS U.S. Equity Relationship Fund ...................................... 0.0475
UBS U.S. Large Cap Equity Relationship Fund ............................ 0.0475
UBS U.S. Value Equity Relationship Fund ................................ 0.0475
UBS U.S. Small Cap Equity Relationship Fund ............................ 0.0375
UBS International Equity Relationship Fund ............................. 0.0900
UBS Emerging Markets Equity Relationship Fund .......................... 0.5000
UBS U.S. Cash Management Prime Relationship Fund ....................... 0.0100
UBS U.S. Bond Relationship Fund ........................................ 0.0475
UBS High Yield Relationship Fund ....................................... 0.0375
UBS Emerging Markets Debt Relationship Fund ............................ 0.5000
UBS U.S. Securitized Mortgage Relationship Fund ........................ 0.1375
UBS Opportunistic High Yield Relationship Fund ......................... 0.1375

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 18.13% of UBS Global Securities Relationship Fund's total net assets at December 31, 2002. Amounts relating to those investments at December 31, 2002 are summarized as follows:

                                                                                         NET          CHANGE IN
                                                                          SALES        REALIZED     NET UNREALIZED
AFFILIATES                                              PURCHASES       PROCEEDS      GAIN/(LOSS)    GAIN/(LOSS)       VALUE
----------                                            ------------    ------------    ----------    ------------    ------------
UBS U.S. Small Cap Equity Relationship Fund ........  $  3,600,000    $  3,000,000    $1,303,036    $ (2,431,302)   $ 15,705,241
UBS High Yield Relationship Fund ...................    19,700,000      26,400,000       333,114        (430,370)     28,384,707
UBS Emerging Markets Equity Relationship Fund ......    14,546,000       7,092,000       763,062      (3,466,885)     38,143,579
UBS Emerging Markets Debt Relationship Fund ........     3,000,000      11,000,000     5,646,293      (5,032,333)     13,159,685
UBS Opportunistic High Yield Relationship Fund .....    15,200,000              --            --        (100,402)     15,099,598
UBS Supplementary Trust
   U.S. Cash Prime Relationship Fund ...............   398,319,119     409,183,022            --              --       9,321,254
                                                      ------------    ------------    ----------    ------------    ------------
 ...................................................  $454,365,119    $456,675,022    $8,045,505    $(11,461,292)   $119,814,064
                                                      ============    ============    ==========    ============    ============

The following Funds invest in shares of UBS Supplementary Trust -- U.S. Cash Management Prime Relationship Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees. Distributions from Supplementary Trust are reflected as interest income on the Statements of Operations. Amounts relating to those investments at December 31, 2002 and for the year then ended are summarized as follows:

                                                                                                                          % OF
                                                                            SALES                           INTEREST       NET
FUND                                                     PURCHASES         PROCEEDS         INCOME            VALUE       ASSETS
----                                                   ------------      ------------     ----------      ------------   -------
UBS Global Securities Relationship Fund ............   $398,319,119      $409,183,022     $  479,843      $  9,321,254     1.41%
UBS U.S. Equity Relationship Fund ..................     12,433,342        12,627,495         28,653         1,945,066     3.90
UBS U.S. Large Cap Equity Relationship Fund ........      2,087,892         2,171,661          4,660           296,976     2.61
UBS U.S. Value Equity Relationship Fund ............     20,834,614        21,182,312         30,535           570,844     0.62
UBS U.S. Small Cap Equity Relationship Fund ........     67,920,351        68,583,946        157,511         6,680,030     4.89
UBS International Equity Relationship Fund .........     23,304,600        24,012,813         18,769           170,699     0.21
UBS Emerging Markets Equity Relationship Fund ......    141,770,845       153,590,268        233,801         2,854,714     1.37
UBS U.S. Cash Management Prime Relationship Fund ...    759,100,808       978,411,139     11,766,988       572,035,257   100.00
UBS U.S. Bond Relationship Fund ....................     74,393,385        72,898,034         36,908         2,107,607     2.68
UBS High Yield Relationship Fund ...................    199,704,353       205,079,682        176,249           925,098     0.65
UBS Emerging Markets Debt Relationship Fund ........     72,341,304        75,844,698         92,040         1,355,815     1.23
UBS U.S. Securitized Mortgage Relationship Fund ....    382,335,552       361,519,915        349,966        35,484,004     5.36
UBS Opportunistic High Yield Relationship Fund .....     32,001,533        23,199,856         12,207         8,801,677    18.57

The following Funds have incurred brokerage commissions with the affiliated broker dealers listed below. Amounts relating to those transactions for the year ended December 31, 2002, were as follows:

                                                        UBS
                                                    PAINEWEBBER,        UBS
FUND                                                    INC.       WARBURG LLC
----                                                -----------    -----------
UBS U.S. Equity Relationship Fund ...............     $  --         $ 13,146
UBS U.S. Value Equity Relationship Fund .........        --           10,916
UBS U.S. Large Cap Equity Relationship Fund .....        --            2,294
UBS U.S. Small Cap Equity Relationship Fund .....       320               --

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended December 31, 2002, excluding short-term investments, were as follows:

                                                                                               SALES
FUND                                                                      PURCHASES           PROCEEDS
----                                                                    -------------      -------------
UBS Global Securities Relationship Fund ...........................     $ 604,207,368      $ 407,518,369
UBS U.S. Equity Relationship Fund .................................        30,120,649         20,498,419
UBS U.S. Large Cap Equity Relationship Fund .......................         5,317,648          5,078,686
UBS U.S. Value Equity Relationship Fund ...........................        34,303,889         47,299,430
UBS U.S. Small Cap Equity Relationship Fund .......................       123,547,210        157,747,553
UBS International Equity Relationship Fund ........................        69,760,911         37,974,569
UBS Emerging Markets Equity Relationship Fund .....................       127,314,077        154,639,083
UBS U.S. Bond Relationship Fund ...................................        63,570,268         32,859,439
UBS High Yield Relationship Fund ..................................       117,596,711        186,687,469
UBS Emerging Markets Debt Relationship Fund .......................       116,672,549        151,911,382
UBS U.S. Securitized Mortgage Relationship Fund ...................       506,212,156        397,083,272
UBS Opportunistic High Yield Relationship Fund ....................        41,496,609          2,904,656

For the year ended December 31, 2002, purchases and sales of long-term U.S. government securities were as follows:

                                                              SALES
FUND                                      PURCHASES          PROCEEDS
----                                    -------------     -------------
UBS Global Securities
  Relationship Fund ..................  $ 203,378,651     $ 210,083,609
UBS U.S. Bond Relationship Fund ......     76,779,565        68,699,209

4. SWAP CONTRACTS

Certain Funds may enter into swap contracts. Swaps often provide a less expensive, and in some cases, the only means of investing in certain emerging markets.

Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon termination or reset of the contracts. The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset swap contracts, if any, are reflected as receivable or payable for swap contracts closed on the statements of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Funds consider the credit worthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Funds is limited to the net unrealized gain by the counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

For the year ended December 31, 2002, the Emerging Markets Debt Fund entered into credit swaps involving payments or receipts of fixed rate amounts on a notional principal amount in exchange for agreed upon amounts if a specified credit event occurs related to the underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the reference security. At December 31, 2002, UBS Emerging Markets Debt Relationship Fund had open credit default swaps, with a limited number of international dealers. The Fund held cash

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

collateral pledged to cover margin requirements for open swap positions at December 31, 2002. This amount is reflected in the Statement of Assets and Liabilities.

5. FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into forward foreign currency contracts. During the year ended December 31, 2002, UBS Global Securities Relationship Fund, UBS International Equity Relationship Fund, and UBS Emerging Markets Debt Relationship Fund engaged in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended December 31, 2002, was the Funds' custodian.

6. FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio or to equitize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts.

7. OPTIONS WRITTEN

The Funds may use options contracts to manage their exposure. Writing put options may tend to increase a Fund's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. During the year ended December 31, 2002, the Funds had no option transactions.

8. SECURITY LENDING

The Funds may lend portfolio securities to broker-dealers and financial institutions. UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in securities lending-net in the statements of operations. The Fund receives cash and securities as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The securities received as collateral are reflected in the Statements of Assets and Liabilities. The value of loaned securities and related collateral outstanding at December 31, 2002, were as follows:

                                                                   MARKET
                                                                  VALUE OF
                                     MARKET       COLLATERAL     INVESTMENTS
                                    VALUE OF         FOR          OF CASH
                                     LOANED       SECURITIES      COLLATERAL
                                   SECURITIES       LOANED         RECEIVED
                                  ------------   ------------    ------------
UBS Global Securities
  Relationship Fund               $ 18,608,834   $ 19,030,960    $ 19,030,960
                                  ------------   ------------    ------------

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9. TRANSACTION CHARGES

Investors in UBS Emerging Markets Equity Relationship Fund and UBS Emerging Markets Debt Relationship Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases.

Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in UBS Emerging Markets Equity Relationship Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by UBS Emerging Markets Equity Relationship Fund were $2,671,931 and $2,387,800 and UBS Emerging Markets Debt Relationship Fund were $18,061 and $300,492 for the year ended December 31, 2002 and the year ended December 31, 2001, respectively, and are included in proceeds from shares sold on the Statements of Changes in Net Assets.

UBS RELATIONSHIP FUNDS -- REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
UBS Relationship Funds


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of UBS Relationship Funds (comprising, UBS Global Securities Relationship Fund, UBS U.S. Equity Relationship Fund, UBS U.S. Large Cap Equity Relationship Fund, UBS U.S. Value Equity Relationship Fund, UBS U.S. Small Cap Equity Relationship Fund, UBS International Equity Relationship Fund, UBS Emerging Markets Equity Relationship Fund, UBS U.S. Cash Management Prime Relationship Fund, UBS U.S. Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Emerging Markets Debt Relationship Fund, UBS U.S. Securitized Mortgage Relationship Fund, and UBS Opportunistic High Yield Relationship Fund) as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Relationship Funds - UBS Global Securities Relationship Fund, UBS U.S. Equity Relationship Fund, UBS U.S. Large Cap Equity Relationship Fund, UBS U.S. Value Equity Relationship Fund, UBS U.S. Small Cap Equity Relationship Fund, UBS International Equity Relationship Fund, UBS Emerging Markets Equity Relationship Fund, UBS U.S. Cash Management Prime Relationship Fund, UBS U.S. Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Emerging Markets Debt Relationship Fund, UBS U.S. Securitized Mortgage Relationship Fund, and UBS Opportunistic High Yield Relationship Fund at December 31, 2002, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                            [Graphic] Ernst & Young LLP

New York, New York

February 14, 2003

TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Trust is a Delaware business trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-today operations of the Trust and the Funds.

The table below shows, for each Trustee, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee of the Trust, the Trustee's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Trustee, and other directorships held by such Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request, by calling 1-800-647-1568.

NON-INTERESTED TRUSTEES

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                         POSITION                                                    IN FUND
                        HELD/TERM/                                                   COMPLEX                    OTHER
   NAME, ADDRESS           TIME            PRINCIPAL OCCUPATION(S) DURING          OVERSEEN BY              DIRECTORSHIPS
     AND AGE            SERVED (1)                 PAST 5 YEARS                     TRUSTEE (2)             HELD BY TRUSTEE
-------------------    -----------    ---------------------------------------   -------------------     ------------------------
Walter E. Auch         Trustee        Mr. Auch is retired. Prior thereto, he    Mr. Auch is a           Mr. Auch is a Trustee
6001 N. 62nd Place     since 1994     was Chairman and CEO of Chicago           trustee of three        of Advisors Series
Paradise Valley, AZ                   Board of Options Exchange (1979-          investment              Trust since 1997 (16
85253                                 1986). He is also a Trustee of UBS        companies               portfolios); Smith
Age: 81                               Supplementary Trust since 1997.           (consisting of          Barney Fund
                                                                                40 portfolios           Complex since 1992
                                                                                for which UBS           (27 portfolios);
                                                                                Global AM               Nicholas Applegate
                                                                                (Americas) or           Institutional Funds
                                                                                one of its              since 1992 (19
                                                                                affiliates serves       portfolios) and
                                                                                as investment           Banyan Strategic
                                                                                advisor, sub-           Realty Trust since
                                                                                advisor or              1998. He is also a
                                                                                manager.                Director of Express
                                                                                                        America Holdings
                                                                                                        Corp. since 1992 and
                                                                                                        Semele Group Inc.
                                                                                                        since 1987.

TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                         POSITION                                                    IN FUND
                        HELD/TERM/                                                   COMPLEX                    OTHER
   NAME, ADDRESS           TIME            PRINCIPAL OCCUPATION(S) DURING          OVERSEEN BY              DIRECTORSHIPS
     AND AGE            SERVED (1)                 PAST 5 YEARS                     TRUSTEE (2)             HELD BY TRUSTEE
-------------------    -----------    ---------------------------------------   -------------------     ------------------------
Frank K. Reilly        Chairman and   Mr. Reilly is a Professor at the          Mr. Reilly is a          Mr. Reilly is a
College of Business    Trustee since  University of Notre Dame since            director or              Director of Discover
Administration         1993           1982. He is also a Trustee of UBS         trustee of four          Bank since 1993;
University of                         Supplementary Trust since 1997. Mr.       investment               Morgan Stanley
Notre Dame                            Reilly was a Director of Battery Park     companies                Trust, FSB since
South Bend, IN                        Funds Inc. (1995-2001).                   (consisting of           1996; and NIBCO,
46556-0399                                                                      41 portfolios            Inc. since 1993.
Age: 67                                                                         for which UBS
                                                                                Global AM
                                                                               (Americas)
                                                                                or one of its
                                                                                affiliates serves
                                                                                as investment
                                                                                advisor, sub-
                                                                                advisor or
                                                                                manager.

Edward M. Roob,        Trustee since  Mr. Roob is Retired. Prior thereto, he    Mr. Roob is a            Mr. Roob is a Trustee
841 Woodbine Lane      1995           was a Senior Vice President of Daiwa      director or              of the CCM Fund
Northbrook, IL                        Securities America Inc. 1986-1993.        trustee of four          Complex since 2001
60002                                 He is also a Trustee of UBS               investment               (9 portfolios).
Age: 68                               Supplementary Trust since 1997 and        companies
                                      Director of UBS Global Asset              (consisting of
                                      Management Trust Company since            41 portfolios
                                      1993. Mr. Roob was a Committee            for which UBS
                                      Member of the Chicago Stock               Global AM
                                      Exchange from 1993-1999.                  (Americas) or
                                                                                one of its
                                                                                affiliates serves
                                                                                as investment
                                                                                advisor, sub-
                                                                                advisor or
                                                                                manager.

TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEES

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                         POSITION                                                    IN FUND
                        HELD/TERM/                                                   COMPLEX                    OTHER
   NAME, ADDRESS           TIME            PRINCIPAL OCCUPATION(S) DURING          OVERSEEN BY              DIRECTORSHIPS
     AND AGE            SERVED (1)                 PAST 5 YEARS                     TRUSTEE (2)             HELD BY TRUSTEE
-------------------    -----------    ---------------------------------------   -------------------     ------------------------
Brian M. Storms+**;    Trustee and    Mr. Storms is chief executive officer     Mr. Storms is a          None
Age: 48                President      (since July 2002), director and           trustee of three
                       since 2001     president of UBS Global Asset             investment
                                      Management (US), Inc. ("UBS               companies
                                      Global AM") (since March 1999).           (consisting of
                                      He is also chief executive officer        40 portfolios
                                      (since July 2002), a member of the        for which UBS
                                      board of directors and president of       Global AM
                                      UBS Global AM (Americas) and              (Americas) or
                                      UBS Global Asset Management               one of its
                                      (New York) Inc. ("UBS Global AM           affiliates serves
                                      (New York)") (since October 2001).        as investment
                                      Mr. Storms was chief executive            advisor, sub-
                                      officer of UBS Global AM from             advisor or
                                      October 2000 to September 2001 and        manager.
                                      chief operating officer of UBS
                                      Global AM (Americas) and UBS
                                      Global AM (New York) from
                                      September 2001 to July 2002. He
                                      was a director or trustee of several
                                      investment companies in the UBS
                                      Family of Funds (1999-2001). He
                                      was president of Prudential
                                      Investments (1996-1999). Prior to
                                      joining Prudential Investments he
                                      was a managing director at Fidelity
                                      Investments. Mr. Storms is president
                                      and trustee of UBS Supplementary
                                      Trust since 2001. Mr. Storms is
                                      president of 20 investment
                                      companies (consisting of 41
                                      portfolios) for which UBS Global
                                      AM or one of its affiliates serves as
                                      investment advisor or manager.

TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                       POSITION
                       HELD/TERM/
  NAME, ADDRESS           TIME                                     PRINCIPAL OCCUPATION(S)
    AND AGE             SERVED (1)                                   DURING PAST 5 YEARS
-----------------      -------------   ------------------------------------------------------------------------------------
   Amy R.               Vice           Ms. Doberman is a managing director and general counsel of UBS Global AM.
   Doberman**; 40       President      From December 1997 through July 2000, she was general counsel of Aeltus
                        and            Investment Management, Inc. Prior to working at Aeltus, Ms. Doberman was
                        Assistant      assistant chief counsel of the SEC's Division of Investment Management. Ms.
                        Secretary      Doberman is vice president and assistant secretary of UBS Supplementary Trust and
                        since 2001     three investment companies (consisting of 40 portfolios) and vice president and secretary of 20 investment companies (consisting of 41 portfolios) for which
                                       UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

   David M.             Vice           Mr. Goldenberg is an executive director and deputy general counsel of UBS Global
   Goldenberg**; 36     President      AM. From 2000-2002 he was director, legal affairs at Lazard Asset Management.
                        and            Mr. Goldenberg was global director of compliance for SSB Citi Asset Management
                        Secretary      Group from 1998-2000. He was associate general counsel at Smith Barney Asset
                        since 2002     Management from 1996-1998. Prior to working at Smith Barney Asset
                                       Management, Mr. Goldenberg was branch chief and senior counsel in the SEC's
                                       Division of Investment Management. Mr. Goldenberg is vice president and secretary of UBS Supplementary Trust and three investment companies (consisting of 40 portfolios); and a vice president and assistant secretary of 20 investment companies (consisting of 41 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

   Mark F.              Assistant      Mr. Kemper is an Executive Director of UBS Global AM (Americas) since 2001.
   Kemper*; 44          Secretary      He was Director of UBS Global AM (Americas) 1997-2000; Partner of UBS Global
                        since 1999     AM (Americas) 1993-1996; Secretary of UBS Global AM (Americas) since 1999;
                                       Assistant Secretary of UBS Global AM (Americas) 1993-1999; Assistant Secretary
                                       of UBS Global Asset Management Trust Company since 1993. Secretary of UBS
                                       Global Asset Management (New York) since 1998 and Assistant Secretary, Brinson
                                       Holdings, Inc. 1993-1998. Mr. Kemper is an Assistant Secretary of UBS
                                       Supplementary Trust and of two investment companies (consisting of 38 portfolios)
                                       for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

   Joseph T.            Assistant      Mr. Malone is a director and a senior manager of the mutual fund finance
   Malone **; 35        Treasurer      department of UBS Global AM. From August 2000 through June 2001, he was the
                        since 2001     controller at AEA Investors Inc. From March 1998 to August 2000, Mr. Malone
                                       was a manager within investment management services of PricewaterhouseCoopers
                                       LLC. Prior to March 1998, he was a vice president of the mutual fund services group of Bankers Trust & Co. Mr. Malone is an assistant treasurer of UBS
                                       Supplementary Trust and of three investment companies (consisting of 40 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                       POSITION
                       HELD/TERM/
  NAME, ADDRESS           TIME                                     PRINCIPAL OCCUPATION(S)
    AND AGE             SERVED (1)                                   DURING PAST 5 YEARS
-----------------      -------------   ------------------------------------------------------------------------------------
   Rita Rubin**; 32     Assistant      Ms. Rubin is a director and assistant general counsel of UBS Global AM. From
                        Secretary      1999 - 2001, she was an attorney with the law firm of Kirkpatrick & Lockhart LLP.
                        since 2002     Prior thereto, she was a legal administrative officer at Alliance Capital Management,
                                       L.P. Ms. Rubin is an assistant secretary of UBS Supplementary Trust and of three investment companies (consisting of 41 portfolios) for which UBS Global AM
                                       (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

   Paul H.              Treasurer      Mr. Schubert is an executive director and head of the mutual fund finance
   Schubert**; 40       and            department of UBS Global AM. Mr. Schubert is treasurer and principal accounting
                        Principal      officer of UBS Supplementary Trust and of two investment companies (consisting
                        Accounting     of 38 portfolios), a vice president and treasurer of 20 investment companies
                        Officer        (consisting of 41 portfolios), treasurer and chief financial officer of one investment
                        since 2001     company (consisting of two portfolios) and treasurer of one investment company
                                       (consisting of two portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

 (1)  Each Trustee holds office for an indefinite term.

 (2) Messrs. Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

  * This person's business address is UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

 ** This person's business address is UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, NY 10019-6114.

  + Mr. Storms is an "interested person" of the Trust, as that term is defined in the Investment Company Act, by virtue of his positions with the advisor, UBS Global AM and/or UBS PaineWebber.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

Set forth below are the voting results of the proposals that were submitted to a vote of shareholders of the UBS Global Securities Relationship Fund, the UBS U.S. Equity Relationship Fund, the UBS U.S. Value Equity Relationship Fund, the UBS U.S. Large Cap Equity Relationship Fund, the UBS U.S. Small Cap Equity Relationship Fund, the UBS International Equity Relationship Fund, the UBS U.S. Cash Management Prime Relationship Fund, the UBS Short-Term Relationship Fund, the UBS U.S. Bond Relationship Fund, the UBS High Yield Relationship Fund, the UBS Emerging Markets Debt Relationship Fund, the UBS U.S. Securitized Mortgage Relationship Fund, the UBS Defensive High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund, as applicable (each a "Fund" and collectively, the "Funds"), each a series of UBS Relationship Funds (the "Trust") at a special meeting of shareholders held on June 28, 2002 (the "Meeting").

PROPOSAL NO. 1- TO ELECT FOUR TRUSTEES TO THE BOARD OF TRUSTEES.
PROPOSAL NO. 1.01- WALTER E. AUCH, TRUSTEE

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   ----
UBS Global Securities Relationship Fund .............................        18,124,211        --         --     --
UBS U.S. Equity Relationship Fund ...................................                --        --         --     --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --         --     --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --         --     --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --         --     --
UBS International Equity Relationship Fund ..........................         3,054,640        --         --     --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --         --     --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,465,952        --         --     --
UBS Short-Term Relationship Fund ....................................         2,850,331        --         --     --
UBS U.S. Bond Relationship Fund .....................................         2,277,271        --         --     --
UBS High Yield Relationship Fund ....................................        15,255,617   206,972         --     --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --         --     --
UBS U.S. Securitized Mortgage Relationship Fund .....................        55,824,381        --         --     --
UBS Defensive High Yield Relationship Fund ..........................                 1        --         --     --

PROPOSAL NO. 1.02- FRANK K. REILLY, TRUSTEE

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211        --         --      --
UBS U.S. Equity Relationship Fund ...................................                --        --         --      --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --         --      --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --         --      --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --         --      --
UBS International Equity Relationship Fund* .........................         3,054,640        --         --      --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --         --      --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,465,952        --         --      --
UBS Short-Term Relationship Fund ....................................         2,850,331        --         --      --
UBS U.S. Bond Relationship Fund .....................................         2,277,271        --         --      --
UBS High Yield Relationship Fund ....................................        15,255,617   206,972         --      --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --         --      --
UBS U.S. Securitized Mortgage Relationship Fund .....................        55,824,381        --         --      --
UBS Defensive High Yield Relationship Fund ..........................                 1        --         --      --

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
PROPOSAL NO. 1.03- EDWARD M. ROOB, TRUSTEE

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................         18,124,211       --         --      --
UBS U.S. Equity Relationship Fund ...................................                 --       --         --      --
UBS U.S. Value Equity Relationship Fund .............................          9,037,895       --         --      --
UBS U.S. Large Cap Equity Relationship Fund .........................          1,357,442       --         --      --
UBS U.S. Small Cap Equity Relationship Fund .........................          6,878,584       --         --      --
UBS International Equity Relationship Fund ..........................          3,054,640       --         --      --
UBS Emerging Markets Equity Relationship Fund .......................         21,322,719       --         --      --
UBS U.S. Cash Management Prime Relationship Fund ....................        646,465,952       --         --      --
UBS Short-Term Relationship Fund ....................................          2,850,331       --         --      --
UBS U.S. Bond Relationship Fund .....................................          2,277,271       --         --      --
UBS High Yield Relationship Fund ....................................         15,255,617  206,972         --      --
UBS Emerging Markets Debt Relationship Fund .........................          3,622,313       --         --      --
UBS U.S. Securitized Mortgage Relationship Fund .....................         55,824,381       --         --      --
UBS Defensive High Yield Relationship Fund ..........................                  1       --         --      --

PROPOSAL NO. 1.04- BRIAN M. STORMS, TRUSTEE

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211        --         --      --
UBS U.S. Equity Relationship Fund ...................................                --        --         --      --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --         --      --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --         --      --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --         --      --
UBS International Equity Relationship Fund ..........................         3,054,640        --         --      --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --         --      --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,465,952        --         --      --
UBS Short-Term Relationship Fund ....................................         2,850,331        --         --      --
UBS U.S. Bond Relationship Fund .....................................         2,277,271        --         --      --
UBS High Yield Relationship Fund ....................................        15,255,617   206,972         --      --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --         --      --
UBS U.S. Securitized Mortgage Relationship Fund .....................        55,824,381        --         --      --
UBS Defensive High Yield Relationship Fund ..........................                 1        --         --      --

PROPOSAL NO. 2- APPROVE A NEW INVESTMENT ADVISORY AGREEMENT FOR THE FUND.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211        --         --      --
UBS U.S. Equity Relationship Fund* ..................................                --        --         --      --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --         --      --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --         --      --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --         --      --
UBS International Equity Relationship Fund* .........................         3,054,640        --         --      --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --         --      --
UBS Short-Term Relationship Fund ....................................         2,850,331        --         --      --
UBS U.S. Bond Relationship Fund .....................................         2,277,271        --         --      --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --         --      --

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

PROPOSAL NO. 3a- TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING BORROWING.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund .....................................         2,048,672      228,599        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

PROPOSAL NO. 3b- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING UNDERWRITING SECURITIES.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211        --        --      --
UBS U.S. Equity Relationship Fund* ..................................                --        --        --      --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --        --      --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --        --      --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --        --      --
UBS International Equity Relationship Fund* .........................         3,054,640        --        --      --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --        --      --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879        --   117,073      --
UBS Short-Term Relationship Fund ....................................         2,850,331        --        --      --
UBS U.S. Bond Relationship Fund .....................................         2,048,672   228,599        --      --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --        --      --

PROPOSAL NO. 3c- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING LENDING.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --     --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --     --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --     --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --     --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --     --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --     --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --     --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073     --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --     --
UBS U.S. Bond Relationship Fund .....................................         2,048,672      228,599        --     --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --     --

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

PROPOSAL NO. 3d- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INVESTMENTS IN REAL ESTATE.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund .....................................         2,048,672      228,599        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

PROPOSAL NO. 3e- TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENTS IN COMMODITIES.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................         3,054,640           --        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund** ...................................                --    2,277,271        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

PROPOSAL NO. 3f- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING ISSUING SENIOR SECURITIES AND MAKING SHORT SALES.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund** ...................................                --    2,277,271        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

PROPOSAL NO. 3g- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INDUSTRY CONCENTRATION.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211        --        --       --
UBS U.S. Equity Relationship Fund* ..................................                --        --        --       --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --        --       --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --        --       --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --        --       --
UBS International Equity Relationship Fund* .........................         3,054,640        --        --       --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --        --       --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879        --   117,073       --
UBS Short-Term Relationship Fund ....................................         2,850,331        --        --       --
UBS U.S. Bond Relationship Fund .....................................         2,048,672   228,599        --       --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --        --       --

PROPOSAL NO. 4a- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTING FOR CONTROL OR MANAGEMENT.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211        --        --       --
UBS U.S. Equity Relationship Fund* ..................................                --        --        --       --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895        --        --       --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442        --        --       --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584        --        --       --
UBS International Equity Relationship Fund* .........................         3,054,640        --        --       --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719        --        --       --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879        --   117,073       --
UBS Short-Term Relationship Fund ....................................         2,850,331        --        --       --
UBS U.S. Bond Relationship Fund .....................................         2,048,672   228,599        --       --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313        --        --       --

PROPOSAL NO. 4b- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING PURCHASING SECURITIES ON MARGIN.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund** ...................................                --    2,277,271        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

PROPOSAL NO. 4c- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENTS IN OTHER INVESTMENT COMPANIES.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund .....................................         2,048,672      228,599        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

PROPOSAL NO. 4d- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING OIL, GAS, AND/OR MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS OR LEASES.

                                                                                FOR       AGAINST    ABSTAIN    BNV
                                                                            -----------   -------    -------   -----
UBS Global Securities Relationship Fund .............................        18,124,211           --        --    --
UBS U.S. Equity Relationship Fund* ..................................                --           --        --    --
UBS U.S. Value Equity Relationship Fund .............................         9,037,895           --        --    --
UBS U.S. Large Cap Equity Relationship Fund .........................         1,357,442           --        --    --
UBS U.S. Small Cap Equity Relationship Fund .........................         6,878,584           --        --    --
UBS International Equity Relationship Fund* .........................                 1    3,054,639        --    --
UBS Emerging Markets Equity Relationship Fund .......................        21,322,719           --        --    --
UBS U.S. Cash Management Prime Relationship Fund ....................       646,348,879           --   117,073    --
UBS Short-Term Relationship Fund ....................................         2,850,331           --        --    --
UBS U.S. Bond Relationship Fund** ...................................                --    2,277,271        --    --
UBS Emerging Markets Debt Relationship Fund .........................         3,622,313           --        --    --

 *    Quorum not obtained

 **   Required to vote not obtained to approve this proposal


108